AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 106.6%
Asset-Backed Securities — 8.2%
Automobiles — 0.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-02A, Class A, 144A
2.720%	11/20/22		1,028	$1,029,726
Series 2019-01A, Class A, 144A
3.450%	03/20/23		685	690,418
Donlen Fleet Lease Funding LLC,
Series 2021-02, Class A2, 144A
0.560%	12/11/34		1,665	1,666,917
Exeter Automobile Receivables Trust,
Series 2021-02A, Class B
0.570%	09/15/25		352	352,461
Series 2021-02A, Class C
0.980%	06/15/26		504	504,882
Santander Drive Auto Receivables Trust,
Series 2021-01, Class C
0.750%	02/17/26		1,161	1,165,750
Series 2021-02, Class C
0.900%	06/15/26		1,181	1,185,145
Series 2021-03, Class C
0.950%	09/15/27		1,645	1,647,976
				8,243,275
Collateralized Loan Obligations — 3.5%
522 Funding CLO Ltd. (Cayman Islands),
Series 2019-04A, Class DR, 144A, 3 Month LIBOR + 3.650% (Cap N/A, Floor 3.650%)
3.784%(c)	04/20/30		250	250,107
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.226%(c)	07/15/26		76	76,136
AGL CLO Ltd. (Cayman Islands),
Series 2020-07A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.326%(c)	07/15/34		310	310,222
Series 2020-07A, Class DR, 144A, 3 Month LIBOR + 3.100% (Cap N/A, Floor 3.100%)
3.226%(c)	07/15/34		250	249,998
AIMCO CLO (Cayman Islands),
Series 2015-AA, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.426%(c)	01/15/28		250	249,931
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.214%(c)	10/21/28		245	245,201
Alme Loan Funding DAC (Ireland),
Series 5A, Class ER, 144A, 3 Month EURIBOR + 5.410% (Cap N/A, Floor 5.410%)
5.410%(c)	07/15/31	EUR	250	290,805
AMMC CLO Ltd. (Cayman Islands),
Series 2017-21A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.376%(c)	11/02/30		250	250,219
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.379%(c)	10/13/30		490	$490,021
Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.779%(c)	10/13/30		250	249,887
Series 2014-03RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.182%(c)	01/28/31		380	379,931
Series 2014-03RA, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.632%(c)	01/28/31		440	439,118
Series 2014-03RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
1.982%(c)	01/28/31		250	248,800
Series 2014-04RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.982%(c)	01/28/31		900	897,846
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.576%(c)	01/15/30		1,420	1,418,995
Series 2014-05RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
1.976%(c)	01/15/30		640	639,511
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.222%(c)	01/28/31		570	569,873
Series 2015-07A, Class BR2, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.882%(c)	01/28/31		1,010	1,009,995
Series 2015-07A, Class D1R2, 144A, 3 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
3.632%(c)	01/28/31		250	250,117
Series 2016-08A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.732%(c)	07/28/28		250	249,922
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.206%(c)	04/15/31		765	764,613
Series 2013-15A, Class A1RR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.144%(c)	04/20/31		500	499,923
Series 2018-18A, Class A1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.278%(c)	10/22/30		250	249,921
Arbour CLO DAC (Ireland),
Series 8A, Class C, 144A, 3 Month EURIBOR + 2.900% (Cap N/A, Floor 2.900%)
2.900%(c)	07/15/33	EUR	250	290,038
ARES CLO Ltd. (Cayman Islands),
Series 2019-52A, Class A1R, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.188%(c)	04/22/31		990	991,633
A1

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ares European CLO BV (Ireland),
Series 12X, Class B1, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.750%(c)	04/20/32	EUR	110	$127,586
ARI Investments LLC,
—%(p)	01/06/25^		716	710,705
Avery Point CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.086%(c)	01/15/28		1,088	1,088,418
Babson CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.534%(c)	01/20/31		250	248,829
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.324%(c)	10/20/30		520	520,836
Barings CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.214%(c)	07/20/28		192	192,573
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.204%(c)	07/18/30		883	882,807
Series 2015-08A, Class A2R2, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.684%(c)	07/18/30		442	439,124
Series 2015-08A, Class BR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.134%(c)	07/18/30		394	393,065
Series 2020-18A, Class B, 144A, 3 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.426%(c)	10/15/32		250	250,086
Series 2020-18A, Class D1, 144A, 3 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.126%(c)	10/15/32		250	250,053
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-VIBR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
1.315%(c)	07/20/34		2,210	2,210,879
Series 2015-VIBR, Class B, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.925%(c)	07/20/34		623	624,153
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
1.224%(c)	04/20/31		1,400	1,399,606
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
1.364%(c)	01/20/29		928	927,782
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.318%(c)	10/22/30		794	795,128
Series 2016-02A, Class BR2, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.366%(c)	08/20/32		250	249,512
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Cairn CLO DAC (Ireland),
Series 2020-12A, Class B, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.300%(c)	04/15/33	EUR	250	$289,810
Series 2020-12A, Class C, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.000%(c)	04/15/33	EUR	250	289,935
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.126%(c)	01/15/31		365	364,531
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.104%(c)	04/17/31		558	559,602
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.732%(c)	07/28/28		360	359,401
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.634%(c)	04/20/31		250	249,376
CDO Repack SPC Ltd. (Cayman Islands),
Series 2006-CLF01, Class D1, 144A
0.000%	05/20/30		60	60,856
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.234%(c)	07/17/31		850	849,999
CIFC Funding Ltd. (Cayman Islands),
Series 2015-02A, Class CR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.126%(c)	04/15/30		392	392,000
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.144%(c)	04/23/29		799	799,312
Series 2020-01A, Class A1R, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.260%(c)	07/15/36		250	250,049
Clontarf Park CLO Ltd. (Ireland),
Series 1X, Class CE, 3 Month EURIBOR + 3.050% (Cap N/A, Floor 3.050%)
3.050%(c)	08/05/30	EUR	250	290,461
Contego CLO DAC (Ireland),
Series 8A, Class DR, 144A, 3 Month EURIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.200%(c)	01/25/34	EUR	250	289,460
CVC Cordatus Loan Fund DAC (Ireland),
Series 17A, Class ER, 144A, 3 Month EURIBOR + 6.120% (Cap N/A, Floor 6.120%)
6.120%(c)	11/18/33	EUR	250	288,704
Series 6X, Class CR, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.600%(c)	04/15/32	EUR	140	161,561
Diameter Capital CLO Ltd. (Cayman Islands),
Series 2021-02A, Class D, 144A
—%(p)	10/15/36		250	249,987

A2

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Dunedin Park CLO Ltd. (Ireland),
Series 1A, Class D, 144A, 3 Month EURIBOR + 6.240% (Cap N/A, Floor 6.240%)
6.240%(c)	10/22/32	EUR	250	$289,331
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2018-01A, Class C, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.326%(c)	10/15/30		490	490,021
Series 2019-01A, Class ER, 144A, 3 Month LIBOR + 6.500% (Cap N/A, Floor 6.500%)
6.626%(c)	04/15/31		500	499,980
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.130%(c)	10/20/34		910	909,796
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class ARR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.096%(c)	10/15/30		1,010	1,010,302
Gilbert Park CLO Ltd. (Cayman Islands),
Series 2017-01A, Class D, 144A, 3 Month LIBOR + 2.950% (Cap N/A, Floor 0.000%)
3.076%(c)	10/15/30		597	597,008
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.240%(c)	10/29/29		3,814	3,814,122
Golub Capital BDC CLO 1 LLC,
Series 2021-01A, Class C1, 144A, 3 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.926%(c)	04/15/33		250	250,395
Gulf Stream Meridian Ltd. (Cayman Islands),
Series 2021-04A, Class D, 144A, 3 Month LIBOR + 6.350% (Cap N/A, Floor 6.350%)
6.456%(c)	07/15/34		250	249,867
Harvest CLO DAC (Ireland),
Series 23A, Class CE, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.050%(c)	10/20/32	EUR	260	301,799
Henley CLO DAC (Ireland),
Series 4A, Class C, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.100%(c)	04/25/34	EUR	250	288,944
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.274%(c)	04/20/34		970	966,633
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.121%(c)	02/05/31		3,967	3,965,804
Invesco Euro CLO DAC (Ireland),
Series 2A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.700%(c)	08/15/34	EUR	250	289,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Kayne CLO Ltd. (Cayman Islands),
Series 2018-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.206%(c)	10/15/31	370	$370,506
Series 2019-04A, Class C, 144A, 3 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.925%(c)	04/25/32	500	502,032
Series 2019-05A, Class A, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.475%(c)	07/24/32	430	429,921
KKR CLO Ltd. (Cayman Islands),
Series 2016, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.384%(c)	01/20/29	886	885,872
LCM LP (Cayman Islands),
Series 20A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.684%(c)	10/20/27	750	749,808
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.204%(c)	01/20/31	1,510	1,509,998
Series 29A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.196%(c)	04/15/31	250	250,237
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.214%(c)	05/15/28	128	127,616
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.144%(c)	01/20/29	1,062	1,061,501
Series 2013-11A, Class AR2, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.038%(c)	07/23/29	811	810,874
Series 2014-13A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.084%(c)	04/19/30	505	505,688
Series 2015-18A, Class A1R, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.324%(c)	10/21/30	2,950	2,954,063
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
1.058%(c)	01/22/28	711	710,790
Series 2017-23A, Class AR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.099%(c)	07/27/31	950	949,778
Series 2017-26A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.330%(c)	07/29/30	970	971,288
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	12/18/30	490	489,868

A3

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Mariner CLO LLC (Cayman Islands),
Series 2016-03A, Class BR2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.638%(c)	07/23/29		250	$250,064
Series 2016-03A, Class CR2, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.188%(c)	07/23/29		698	697,944
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.384%(c)	10/20/30		590	590,151
Series 2015-02A, Class ARR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.332%(c)	04/28/34		990	986,586
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.166%(c)	04/15/34		300	299,150
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-26A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.304%(c)	10/18/30		1,030	1,030,014
Series 2017-26A, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.634%(c)	10/18/30		250	249,898
OCP CLO Ltd. (Cayman Islands),
Series 2013-04A, Class BRR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.025%(c)	04/24/29		626	625,493
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.205%(c)	04/26/31		220	219,997
Series 2015-09A, Class E, 144A, 3 Month LIBOR + 6.400% (Cap N/A, Floor 0.000%)
6.526%(c)	07/15/27		250	250,275
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
0.945%(c)	10/26/27		41	41,065
Series 2015-10A, Class DR, 144A, 3 Month LIBOR + 5.500% (Cap N/A, Floor 0.000%)
5.625%(c)	10/26/27		250	250,093
Series 2016-12A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.254%(c)	10/18/28		913	913,669
Series 2020-19A, Class BR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.834%(c)	10/20/34		250	250,000
OCP Euro CLO Ltd. (Ireland),
Series 2017-02X, Class B, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.350%(c)	01/15/32	EUR	100	115,635
Series 2020-04A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.700%(c)	09/22/34	EUR	420	488,458
Series 2020-04A, Class DR, 144A, 3 Month EURIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.200%(c)	09/22/34	EUR	250	289,352
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-04A, Class ER, 144A, 3 Month EURIBOR + 5.940% (Cap N/A, Floor 5.940%)
5.940%(c)	09/22/34	EUR	300	$340,962
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.125%(c)	01/25/31		1,990	1,989,442
Series 2018-18A, Class A1A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.086%(c)	04/16/31		1,250	1,249,621
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.798%(c)	07/02/35		250	250,230
OHA Loan Funding Ltd. (Cayman Islands),
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.465%(c)	11/15/32		430	430,184
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.388%(c)	10/22/30		285	284,539
Series 2013-04A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.838%(c)	10/22/30		380	379,976
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.144%(c)	07/17/29		1,193	1,192,996
Series 2017-19A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.346%(c)	11/22/30		400	400,042
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.146%(c)	04/15/31		360	359,891
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.264%(c)	01/17/31		250	250,060
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.261%(c)	05/21/34		1,750	1,759,670
Series 2015-01A, Class A2R4, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.831%(c)	05/21/34		250	251,237
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.226%(c)	07/16/31		1,300	1,300,294
Series 2018-03A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.475%(c)	08/15/26		527	526,515
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2018-05A, Class A2, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.534%(c)	01/20/27		488	487,999

A4

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-02A, Class E, 144A, 3 Month LIBOR + 6.750% (Cap N/A, Floor 6.750%)
6.884%(c)	04/20/27	250	$251,102
Series 2019-03A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.731%(c)	08/20/27	300	300,096
Series 2019-03A, Class D, 144A, 3 Month LIBOR + 5.350% (Cap N/A, Floor 5.350%)
5.481%(c)	08/20/27	250	250,700
Series 2019-04A, Class B, 144A, 3 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.225%(c)	10/24/27	250	250,073
Series 2019-04A, Class D, 144A, 3 Month LIBOR + 5.900% (Cap N/A, Floor 5.900%)
6.025%(c)	10/24/27	250	249,759
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.481%(c)	02/20/28	670	668,932
Series 2020-02A, Class A2, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.684%(c)	04/20/28	760	760,080
Series 2020-04A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.729%(c)	11/25/28	300	300,103
Series 2021-04A, Class D, 144A
—%(p)	10/15/29	250	250,000
Parallel Ltd. (Cayman Islands),
Series 2015-01A, Class C1R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.884%(c)	07/20/27	250	248,833
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.365%(c)	02/14/34	720	720,436
Series 2017-01A, Class A2R, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.675%(c)	02/14/34	500	496,567
Post CLO Ltd. (Cayman Islands),
Series 2018-01A, Class D, 144A, 3 Month LIBOR + 2.950% (Cap N/A, Floor 0.000%)
3.076%(c)	04/16/31	250	250,004
Prima Capital CRE Securitization Ltd. (Cayman Islands),
Series 2016-06A, Class C, 144A
4.000%	08/24/40	1,140	1,142,397
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.225%(c)	07/25/31	1,341	1,340,907
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.626%(c)	10/15/29	1,303	1,302,525
Series 2017-02A, Class DR, 144A, 3 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.976%(c)	10/15/29	646	646,001
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
1.324%(c)	10/20/30		850	$850,000
Rockford Tower Europe CLO Ltd. (Ireland),
Series 2018-01A, Class E, 144A, 3 Month EURIBOR + 5.360% (Cap N/A, Floor 5.360%)
5.360%(c)	12/20/31	EUR	250	287,811
Series 2018-01X, Class B, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.850%(c)	12/20/31	EUR	269	311,635
RR Ltd. (Cayman Islands),
Series 2018-03A, Class A1R2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.216%(c)	01/15/30		740	741,390
Series 2018-05A, Class A2, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.776%(c)	10/15/31		250	250,005
RRE Loan Management DAC (Ireland),
Series 9A, Class A2, 144A
—%(p)	10/15/36	EUR	410	474,924
Signal Peak CLO 2 LLC,
Series 2015-01A, Class BR2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.634%(c)	04/20/29		970	963,210
Signal Peak CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.335%(c)	10/26/29		300	300,135
Series 2020-08A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)
1.404%(c)	04/20/33		350	351,071
Sound Point CLO (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.318%(c)	07/15/34		3,130	3,122,586
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class CR2, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.184%(c)	10/20/28		570	568,624
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.934%(c)	01/21/31		500	497,236
Sound Point Euro CLO Funding DAC (Ireland),
Series 2A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.850%(c)	10/26/32	EUR	320	370,985
St. Paul’s CLO DAC (Ireland),
Series 12X, Class B1, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.600%(c)	04/15/33	EUR	170	198,215
Series 6A, Class DRRE, 144A, 3 Month EURIBOR + 3.300% (Cap N/A, Floor 3.300%)
3.300%(c)	05/20/34	EUR	250	287,449
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.376%(c)	10/15/30		370	370,010

A5

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sutton Park CLO Ltd. (Ireland),
Series 1X, Class BE, 3 Month EURIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.350%(c)	11/15/31	EUR	108	$125,302
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.214%(c)	04/20/33		272	271,993
TICP CLO Ltd. (Cayman Islands),
Series 2018-12A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.278%(c)	07/15/34		250	250,525
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.464%(c)	01/20/33		1,140	1,140,905
Series 2020-03A, Class B1, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.984%(c)	01/20/33		360	360,240
Series 2020-03A, Class C, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.384%(c)	01/20/33		750	750,375
Series 2021-04A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.291%(c)	07/21/34		580	578,984
Trinitas CLO Ltd. (Cayman Islands),
Series 2020-14A, Class C, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.125%(c)	01/25/34		280	281,273
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.346%(c)	10/15/29		2,365	2,365,603
Voya CLO Ltd. (Cayman Islands),
Series 2014-03A, Class CR, 144A, 3 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.775%(c)	07/25/26		270	269,983
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
1.256%(c)	10/15/30		610	609,847
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.186%(c)	04/15/31		1,368	1,367,587
Voya Euro CLO DAC (Ireland),
Series 5A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.750%(c)	04/15/35	EUR	250	288,709
Series 5A, Class D, 144A, 3 Month EURIBOR + 3.100% (Cap N/A, Floor 3.100%)
3.100%(c)	04/15/35	EUR	250	288,753
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class CR, 144A, 3 Month LIBOR + 3.050% (Cap N/A, Floor 3.050%)
3.151%(c)	07/24/32		500	499,987
Series 2019-01A, Class DR, 144A, 3 Month LIBOR + 6.400% (Cap N/A, Floor 6.400%)
6.501%(c)	07/24/32		250	249,380
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.875%(c)	10/24/31		250	$250,507
Series 2020-02A, Class B, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.375%(c)	10/24/31		250	250,235
Series 2020-02A, Class D, 144A, 3 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.275%(c)	10/24/31		250	250,112
Woodmont Trust,
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.670% (Cap N/A, Floor 1.670%)
1.804%(c)	04/20/33		1,060	1,063,433
York CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.384%(c)	10/20/29		350	350,061
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.884%(c)	10/20/29		490	490,518
				106,551,906
Consumer Loans — 0.4%
BHG Securitization Trust,
Series 2021-B, Class C, 144A
2.240%	10/17/34		100	99,906
Fairstone Financial Issuance Trust I (Canada),
Series 2020-01A, Class B, 144A
3.735%	10/20/39	CAD	233	187,378
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51		197	192,508
Mariner Finance Issuance Trust,
Series 2019-AA, Class B, 144A
3.510%	07/20/32		390	400,971
Series 2019-AA, Class C, 144A
4.010%	07/20/32		340	348,862
Series 2020-AA, Class B, 144A
3.210%	08/21/34		140	143,900
Series 2020-AA, Class C, 144A
4.100%	08/21/34		180	186,222
Series 2020-AA, Class D, 144A
5.750%	08/21/34		230	234,288
OneMain Financial Issuance Trust,
Series 2019-01A, Class E, 144A
5.690%	02/14/31		700	707,719
Series 2019-02A, Class A, 144A
3.140%	10/14/36		2,382	2,547,868
Series 2020-01A, Class A, 144A
3.840%	05/14/32		1,285	1,328,170
Series 2020-02A, Class C, 144A
2.760%	09/14/35		300	308,346
Series 2020-02A, Class D, 144A
3.450%	09/14/35		760	801,592
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.810%(c)	06/16/36		1,756	1,768,774

A6

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Regional Management Issuance Trust,
Series 2019-01, Class A, 144A
3.050%	11/15/28	1,880	$1,899,059
Republic FInance Issuance Trust,
Series 2019-A, Class A, 144A
3.430%	11/22/27	2,200	2,218,708
			13,374,271
Equipment — 0.4%
CLI Funding VIII LLC,
Series 2021-01A, Class A, 144A
1.640%	02/18/46	3,007	2,968,787
Cloud Pass-Through Trust,
Series 2019-01A, Class CLOU, 144A
3.554%(cc)	12/05/22	200	201,006
Textainer Marine Containers Ltd. (China),
Series 2021-03A, Class A, 144A
1.940%	08/20/46	3,780	3,743,579
Textainer Marine Containers VII Ltd. (China),
Series 2021-01A, Class A, 144A
1.680%	02/20/46	1,538	1,513,993
Textainer Marine Containers VIII Ltd.,
Series 2020-02A, Class A, 144A
2.100%	09/20/45	2,006	2,023,324
Triton Container Finance VIII LLC,
Series 2021-01A, Class A, 144A
1.860%	03/20/46	1,604	1,589,195
			12,039,884
Home Equity Loans — 0.6%
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.085%(c)	05/28/39	501	466,725
Series 2004-B, Class A2, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.385%(c)	05/28/39	87	75,260
Series 2005-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.085%(c)	02/28/40	372	359,646
Series 2005-E, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.085%(c)	12/28/40	158	156,883
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE03, Class 1A4, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.350%)
0.436%(c)	04/25/37	1,477	1,502,888
Citigroup Mortgage Loan Trust,
Series 2007-AHL02, Class A3B, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.286%(c)	05/25/37	1,163	974,912
Series 2007-AHL02, Class A3C, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
0.356%(c)	05/25/37	528	446,181
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
CWHEQ Revolving Home Equity Loan Resuritization Trust,
Series 2006-RES, Class 4Q1B, 144A, 1 Month LIBOR + 0.300% (Cap 16.000%, Floor 0.300%)
0.384%(c)	12/15/33	124	$120,673
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-H, Class 1A, 1 Month LIBOR + 0.150% (Cap 16.000%, Floor 0.150%)
0.234%(c)	11/15/36	174	155,521
EMC Mortgage Loan Trust,
Series 2001-A, Class A, 144A, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.740%)
0.826%(c)	05/25/40	503	500,205
GSAA Home Equity Trust,
Series 2006-04, Class 1A1
2.954%(cc)	03/25/36	321	254,430
Series 2007-02, Class AF3
5.917%(cc)	03/25/37	120	34,289
Home Equity Asset Trust,
Series 2006-03, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.686%(c)	07/25/36	280	268,135
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-A, Class M2, 1 Month LIBOR + 2.025% (Cap N/A, Floor 2.025%)
2.111%(c)	07/25/34	107	108,052
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE07, Class A2C, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.336%(c)	07/25/37	8,600	8,612,851
Morgan Stanley Home Equity Loan Trust,
Series 2006-03, Class A3, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.406%(c)	04/25/36	201	164,453
Morgan Stanley Mortgage Loan Trust,
Series 2006-16AX, Class 1A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.340%)
0.426%(c)	11/25/36	454	124,965
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, 1 Month LIBOR + 0.410% (Cap N/A, Floor 0.410%)
0.496%(c)	04/25/37	380	363,482
Option One Mortgage Loan Trust,
Series 2007-FXD01, Class 1A1
5.866%	01/25/37	978	972,653
Series 2007-FXD01, Class 2A1
5.866%	01/25/37	488	486,576
Series 2007-FXD02, Class 1A1
5.820%	03/25/37	612	617,350
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-04, Class M3, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
0.821%(c)	11/25/35	460	442,829
Washington Mutural Asset-Backed Certificates Trust,
Series 2007-HE03, Class 2A3, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.326%(c)	05/25/37	132	124,244

A7

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Yale Mortgage Loan Trust,
Series 2007-01, Class A, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.486%(c)	06/25/37	470	$204,438
			17,537,641
Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust,
Series 2003-MH01, Class B2, 144A
0.000%	08/15/30	363	306,824
BankAmerica Manufactured Housing Contract Trust,
Series 1998-02, Class B1
7.406%(cc)	12/10/25	680	255,933
Cascade MH Asset Trust,
Series 2019-MH01, Class A, 144A
4.000%(cc)	11/25/44	1,495	1,557,426
Conseco Finance Securitizations Corp.,
Series 2000-05, Class A6
7.960%	05/01/31	537	214,707
Series 2000-05, Class A7
8.200%	05/01/31	980	403,382
Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A2
5.260%(cc)	01/15/19	150	97,859
Origen Manufactured Housing Contract Trust,
Series 2001-A, Class M1
7.820%(cc)	03/15/32	163	162,226
Series 2007-B, Class A1, 144A, 1 Month LIBOR + 1.200% (Cap 18.000%, Floor 1.200%)
1.284%(c)	10/15/37	252	243,475
			3,241,832
Other — 0.5%
AMSR Trust,
Series 2020-SFR01, Class E, 144A
3.218%	04/17/37	150	151,301
Series 2020-SFR03, Class E1, 144A
2.556%	09/17/37	310	309,506
Series 2020-SFR04, Class E2, 144A
2.456%	11/17/37	300	297,986
Series 2020-SFR04, Class F, 144A
2.856%	11/17/37	340	336,437
Corevest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	945	984,110
Domino’s Pizza Master Issuer LLC,
Series 2021-01A, Class A2I, 144A
2.662%	04/25/51	794	816,573
FirstKey Homes Trust,
Series 2020-SFR01, Class F1, 144A
3.638%	08/17/37	310	316,961
Invitation Homes Trust,
Series 2018-SFR02, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.984%(c)	06/17/37	4,277	4,282,631
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2018-SFR03, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.084%(c)	07/17/37	425	$425,259
Litigation Fee Residual Funding Trust,
Series 2015-01, Class A
4.000%	10/01/27^	175	174,905
Loanpal Solar Loan Ltd. (Cayman Islands),
Series 2020-02GF, Class A, 144A
2.750%	07/20/47	746	771,320
Series 2021-01GS, Class A, 144A
2.290%	01/20/48	731	738,513
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43	926	984,966
Mosaic Solar Loan Trust,
Series 2019-02A, Class A, 144A
2.880%	09/20/40	110	115,058
Series 2020-01A, Class A, 144A
2.100%	04/20/46	130	131,674
Series 2020-01A, Class B, 144A
3.100%	04/20/46	198	206,693
Nationstar HECM Loan Trust,
Series 2020-01A, Class M3, 144A
2.820%(cc)	09/25/30	220	219,919
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	2,687	2,688,644
Progress Residential Trust,
Series 2020-SFR02, Class D, 144A
3.874%	06/17/37	220	227,495
Series 2020-SFR03, Class E, 144A
2.296%	10/17/27	320	318,552
Series 2020-SFR03, Class F, 144A
2.796%	10/17/27	620	620,955
Tricon American Homes Trust,
Series 2017-SFR01, Class D, 144A
3.414%	09/17/34	320	319,869
Series 2017-SFR02, Class F, 144A
5.104%	01/17/36	1,010	1,042,458
			16,481,785
Residential Mortgage-Backed Securities — 1.9%
510 Loan Acquisition Trust,
Series 2020-01, Class A, 144A
5.107%	09/25/60	708	716,941
Ajax Mortgage Loan Trust,
Series 2017-D, Class B, 144A
0.000%(cc)	12/25/57	132	66,962
Series 2018-A, Class B, 144A
0.000%	04/25/58	19	16,942
Series 2018-B, Class B, 144A
0.000%	02/26/57	70	31,711
Series 2018-D, Class A, 144A
3.750%(cc)	08/25/58	1,556	1,579,913
Series 2018-D, Class B, 144A
0.000%(cc)	08/25/58	522	353,697

A8

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-E, Class C, 144A
0.000%(cc)	06/25/58	16	$15,134
Series 2018-F, Class C, 144A
0.000%	11/25/58	72	48,233
Series 2018-G, Class A, 144A
4.375%(cc)	06/25/57	1,472	1,472,374
Series 2018-G, Class B, 144A
5.250%(cc)	06/25/57	352	345,233
Series 2018-G, Class C, 144A
0.000%	06/25/57	895	879,957
Series 2019-A, Class A, 144A
3.750%(cc)	08/25/57	1,352	1,368,818
Series 2019-A, Class B, 144A
5.250%(cc)	08/25/57	290	287,400
Series 2019-A, Class C, 144A
0.000%	08/25/57	719	615,357
Series 2019-C, Class A, 144A
3.950%(cc)	10/25/58	816	816,200
Series 2019-E, Class A, 144A
3.000%	09/25/59	1,965	1,971,818
Series 2019-E, Class B, 144A
4.875%	09/25/59	390	384,141
Series 2019-E, Class C, 144A
0.000%	09/25/59	844	724,168
Series 2019-G, Class A, 144A
3.000%	09/25/59	1,828	1,838,625
Series 2019-G, Class B, 144A
4.250%	09/25/59	296	288,523
Series 2019-G, Class C, 144A
0.000%	09/25/59	753	687,373
Series 2019-H, Class A, 144A
3.000%	11/25/59	1,252	1,258,263
Series 2019-H, Class B, 144A
4.250%	11/25/59	270	263,179
Series 2019-H, Class C, 144A
0.000%	11/25/59	663	634,785
Series 2020-A, Class A, 144A
2.375%	12/25/59	2,593	2,594,240
Series 2020-A, Class B, 144A
3.500%	12/25/59	495	493,323
Series 2020-A, Class C, 144A
0.000%	12/25/59	1,199	850,201
Series 2020-C, Class A, 144A
2.250%	09/27/60	246	246,506
Series 2020-D, Class A, 144A
2.250%	06/25/60	635	639,198
Series 2021-E, Class A1, 144A
1.740%(cc)	12/25/60	2,541	2,559,652
Series 2021-E, Class A2, 144A
2.693%(cc)	12/25/60	370	369,142
Series 2021-E, Class B1, 144A
3.729%(cc)	12/25/60	223	220,298
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	145,163
Bayview Koitere Fund Trust,
Series 2017-SPL03, Class A, 144A
4.000%(cc)	11/28/53	289	294,594
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Bayview Opportunity Master Fund IVa Trust,
Series 2016-SPL01, Class A, 144A
4.000%	04/28/55	277	$278,685
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	175	177,193
Series 2017-RT05, Class A, 144A
3.500%(cc)	05/28/69	804	818,340
Series 2017-SPL01, Class A, 144A
4.000%(cc)	10/28/64	627	639,734
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL02, Class A, 144A
4.000%(cc)	06/28/54	232	237,305
Carrington Mortgage Loan Trust,
Series 2006-NC03, Class A3, 1 Month LIBOR + 0.150% (Cap 12.500%, Floor 0.150%)
0.236%(c)	08/25/36	317	309,338
Countrywide Asset-Backed Certificates Trust,
Series 2005-16, Class 1AF
4.552%(cc)	04/25/36	470	465,804
Series 2006-01, Class AF4
4.553%(cc)	07/25/36	59	59,472
Series 2006-08, Class 2A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.336%(c)	01/25/46	965	943,408
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.246%(c)	09/25/46	25	24,324
Series 2006-12, Class 1A, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.346%(c)	12/25/36	220	219,265
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB02, Class AF4
3.099%(cc)	12/25/36	97	98,429
Fannie Mae Grantor Trust,
Series 2002-T10, Class A1, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.326%(c)	06/25/32	169	167,975
Fremont Home Loan Trust,
Series 2006-03, Class 1A1, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.366%(c)	02/25/37	417	341,438
Series 2006-03, Class 2A3, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.340%)
0.426%(c)	02/25/37	11,680	5,832,291
GE-WMC Asset-Backed Pass-Through Certificates,
Series 2005-02, Class A2C, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.586%(c)	12/25/35	13	13,371
Legacy Mortgage Asset Trust,
Series 2019-SL02, Class A, 144A
3.375%(cc)	02/25/59	989	991,019
Lehman ABS Mortgage Loan Trust,
Series 2007-01, Class 2A1, 144A, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
0.176%(c)	06/25/37	97	79,341

A9

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2007-01, Class 2A4, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.386%(c)	06/25/37	6,106	$5,135,341
Long Beach Mortgage Loan Trust,
Series 2006-07, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.246%(c)	08/25/36	1,206	644,319
MASTR Specialized Loan Trust,
Series 2006-03, Class A, 144A, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.346%(c)	06/25/46	101	98,314
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-02, Class A2C, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.326%(c)	05/25/37	351	280,327
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	78	77,858
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-SEA01, Class 2A1, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
1.986%(c)	02/25/47	119	116,638
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-S05, Class A1, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.486%(c)	10/25/36	89	109,717
PRPM LLC,
Series 2020-04, Class A1, 144A
2.610%(cc)	10/25/25	936	939,666
SG Mortgage Securities Trust,
Series 2006-FRE02, Class A2C, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.406%(c)	07/25/36	195	57,888
Soundview Home Loan Trust,
Series 2004-WMC01, Class M2, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.881%(c)	01/25/35	10	9,517
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-MN1A, Class A1, 144A, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.316%(c)	01/25/37	6,686	4,865,729
Towd Point Mortgage Trust,
Series 2015-01, Class A5, 144A
3.184%(cc)	10/25/53	930	966,720
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55	1,145	1,181,349
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	273	274,160
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55	1,080	1,126,391
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	1,427	1,492,403
Series 2019-SJ02, Class M1, 144A
4.500%(cc)	11/25/58	1,360	1,365,927
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Washington Mutural Asset-Backed Certificates Trust,
Series 2006-HE04, Class 2A2, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.446%(c)	09/25/36	1,117	$457,158
Series 2006-HE05, Class 1A, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.241%(c)	10/25/36	387	333,619
			56,307,837
Student Loans — 0.5%
Navient Private Education Loan Trust,
Series 2014-AA, Class B, 144A
3.500%	08/15/44	3,000	3,064,746
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
0.984%(c)	11/15/68	330	332,604
Series 2020-FA, Class B, 144A
2.690%	07/15/69	300	308,813
Series 2020-HA, Class A, 144A
1.310%	01/15/69	160	160,736
Series 2021-CA, Class A, 144A
1.060%	10/15/69	1,954	1,956,994
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	1,400	1,380,788
Series 2021-CA, Class C, 144A
3.360%	04/20/62	100	98,602
Series 2021-CA, Class D, 144A
4.440%	04/20/62	100	98,658
SLM Private Credit Student Loan Trust,
Series 2004-B, Class A3, 3 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
0.446%(c)	03/15/24	801	799,403
SLM Private Education Loan Trust,
Series 2010-C, Class A5, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 0.000%)
4.834%(c)	10/15/41	2,125	2,379,973
SMB Private Education Loan Trust,
Series 2020-BA, Class B, 144A
2.760%	07/15/53	280	281,102
Series 2021-A, Class APT2, 144A
1.070%	01/15/53	991	975,979
Series 2021-A, Class B, 144A
2.310%	01/15/53	520	526,907
Series 2021-A, Class C, 144A
2.990%	01/15/53	1,290	1,307,850
Series 2021-A, Class D1, 144A
3.860%	01/15/53	690	688,680
Series 2021-A, Class D2, 144A
3.860%	01/15/53	380	379,380

A10

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	900	$923,688
			15,664,903

Total Asset-Backed Securities (cost $249,090,083)			249,443,334
Bank Loans — 3.5%
Advertising — 0.0%
Lamar Media Corp.,
Term B Loan, 1 Month LIBOR + 1.500%
1.583%(c)	02/05/27	72	71,833
Aerospace & Defense — 0.1%
TransDigm, Inc.,
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.334%(c)	12/09/25	1,507	1,487,158
Tranche G Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.334%(c)	08/22/24	806	796,490
			2,283,648
Airlines — 0.1%
Allegiant Travel Co.,
Replacement Term Loan, 3 Month LIBOR + 3.000%
3.124%(c)	02/05/24	1,777	1,766,873
Kestrel Bidco, Inc. (Canada),
Term Loan, 6 Month LIBOR + 3.000%
4.000%(c)	12/11/26	2,257	2,201,323
			3,968,196
Beverages — 0.0%
City Brewing Co. LLC,
Closing Date Term Loan (First Lien), 3 Month LIBOR + 3.500%
4.250%(c)	04/05/28	239	236,162
Triton Water Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%
4.000%(c)	03/31/28	253	252,890
			489,052
Biotechnology — 0.0%
HCRX Investments Holdco LP,
Term Loan
—%(p)	07/15/28	215	214,194
Building Materials — 0.2%
ACProducts Holdings, Inc.,
Initial Term Loan, 6 Month LIBOR + 4.250%
4.750%(c)	05/17/28	508	506,821
Cornerstone Building Brands, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
3.750%(c)	04/12/28	406	405,145
CP Iris Holdco I, Inc.,
Term Loan
—%(p)	09/21/28	70	69,482
—%(p)	09/21/28	14	13,896
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Building Materials (cont’d.)
JELD-WEN, Inc.,
Term Loan
—%(p)	07/31/28	376	$375,275
MI Windows & Doors, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	12/18/27	360	360,803
Quikrete Holdings, Inc.,
Initial Loan (First Lien), 1 Month LIBOR + 2.500%
2.584%(c)	02/01/27	2,367	2,346,221
Term Loan
—%(p)	06/11/28	1,012	1,007,944
Summit Materials LLC/Summit Materials Finance Corp.,
New Term Loan B, 1 Month LIBOR + 2.000%
2.084%(c)	11/21/24	1,387	1,382,392
Tamko Building Products, Inc.,
Initial Term Loan, 1 - 3 Month LIBOR + 3.000%
3.120%(c)	05/29/26	599	595,038
Zurn Holdings, Inc.,
Term Loan
—%(p)	09/15/28	75	74,962
			7,137,979
Chemicals — 0.0%
Flexsys, Inc.,
Term Loan
—%(p)	08/12/28^	198	197,010
SCIH Salt Holdings, Inc.,
Incremental Term B-1 Loan (First Lien), 6 Month LIBOR + 4.000%
4.750%(c)	03/16/27	559	559,246
			756,256
Commercial Services — 0.2%
AEA International Holdings Luxembourg Sarl (Luxembourg),
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
4.250%(c)	09/07/28^	2,333	2,329,617
ECL Entertainment LLC,
Term B Loan, 1 Month LIBOR + 7.500%
8.250%(c)	05/01/28	577	588,086
Sabre GLBL, Inc.,
2021 Other Term B-1 Loan, 1 Month LIBOR + 3.500%
4.000%(c)	12/17/27	642	638,043
2021 Other Term B-2 Loan, 1 Month LIBOR + 3.500%
4.000%(c)	12/17/27	1,023	1,017,078
Signal Parent, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.500%
4.250%(c)	04/03/28	374	369,387
WEX, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.334%(c)	03/31/28	1,605	1,597,463
			6,539,674
Computers — 0.0%
Everi Payments, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%
3.000%(c)	08/03/28	172	171,265

A11

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Cosmetics/Personal Care — 0.1%
Conair Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.250%(c)	05/17/28	139	$139,058
Coty, Inc.,
Term B USD Loans, 1 Month LIBOR + 2.250%
2.333%(c)	04/07/25	1,329	1,303,135
			1,442,193
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Restatement Effective Date Term Loan, 1 Month LIBOR + 2.000%
2.084%(c)	01/15/27	2,367	2,350,727
KAR Auction Services, Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.250%
2.375%(c)	09/19/26	734	719,293
			3,070,020
Diversified Financial Services — 0.2%
Caliber Home Loans, Inc.,
Advances, 1 Month LIBOR + 2.875%
2.975%(c)	07/24/25^	2,645	2,638,425
Citadel Securities LP,
2021 Term Loan, 1 Month LIBOR + 2.500%
2.584%(c)	02/02/28	1,607	1,591,347
Zebra Buyer LLC,
Term Loan
—%(p)	04/22/28	1,004	1,006,761
			5,236,533
Electric — 0.2%
Calpine Corp.,
Term B-10 Loan, 1 Month LIBOR + 2.000%
2.084%(c)	08/12/26	913	901,791
Term Loan (04/19), 1 Month LIBOR + 2.000%
2.090%(c)	04/05/26	690	681,796
Pacific Gas & Electric Co.,
Loan, 3 Month LIBOR + 3.000%
3.500%(c)	06/23/25	885	867,380
PG&E Corp.,
Term Loan
—%(p)	06/23/25	1,718	1,683,833
			4,134,800
Energy-Alternate Sources — 0.0%
WIN Waste Innovations Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.250%(c)	03/24/28	89	88,593
Engineering & Construction — 0.0%
Frontdoor, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.250%
2.335%(c)	06/17/28	80	79,630
Entertainment — 0.4%
18 Fremont Street Acquisition LLC,
Term Loan, PRIME + 7.000%
10.250%(c)	08/09/25	1,712	1,741,810
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Entertainment (cont’d.)
Bally’s Corp.,
Term Loan
—%(p)	08/06/28	1,346	$1,344,949
Churchill Downs, Inc.,
Term B-1 Facility, 1 Month LIBOR + 2.000%
2.090%(c)	03/17/28	2,769	2,759,468
Enterprise Development Authority,
Term B Loan, 1 Month LIBOR + 4.250%
5.000%(c)	02/28/28^	395	395,349
GVC Holdings Gibraltar Ltd. (United Kingdom),
Facility B Loan, 3 Month LIBOR + 2.500%
3.000%(c)	03/29/27	423	421,971
Herschend Entertainment Co. LLC,
Initial Term Loan (2021), 3 Month LIBOR + 3.750%
4.250%(c)	08/27/28	165	164,691
J&J Ventures Gaming LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
4.750%(c)	04/26/28^	486	487,822
Maverick Gaming LLC,
Term B Facility Loan, 3 Month LIBOR + 7.500%
8.500%(c)	09/03/26	241	237,385
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
2.584%(c)	05/29/26	1,027	1,022,432
Raptor Acquisition Corp.,
Term Loan
—%(p)	11/01/26	88	88,183
SeaWorld Parks & Entertainment, Inc.,
Term B Loan, 1 Month LIBOR + 3.000%
3.500%(c)	08/25/28	1,840	1,832,640
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 2.250%
2.382%(c)	07/21/26	1,028	1,024,400
WMG Acquisition Corp.,
Tranche G Term Loan, 1 Month LIBOR + 2.125%
2.209%(c)	01/20/28	1,095	1,087,830
			12,608,930
Environmental Control — 0.0%
Robertshaw US Holding Corp.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 8.000%
9.000%(c)	02/28/26	315	271,687
Food Service — 0.1%
Aramark Services, Inc.,
US Term B-5 Loan, 1 Month LIBOR + 2.500%
2.584%(c)	04/06/28	1,415	1,401,711
Foods — 0.0%
JBS USA LUX SA/JBS USA Finance, Inc.,
New Term Loan, 1 Month LIBOR + 2.000%
2.084%(c)	05/01/26	532	529,450
Shearer’s Foods LLC,
Refinancing Term Loan (First Lien), 3 Month LIBOR + 3.500%
4.250%(c)	09/23/27	114	113,663

A12

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Foods (cont’d.)
Sovos Brands Intermediate, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.500%(c)	06/08/28	96	$96,168
			739,281
Healthcare-Services — 0.0%
Select Medical Corp.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
2.340%(c)	03/06/25	165	164,137
Housewares — 0.0%
Sunset Debt Merger Sub, Inc.,
Term Loan
—%(p)	09/17/28^	169	167,521
Insurance — 0.1%
Asurion LLC,
New B-8 Term Loan, 1 Month LIBOR + 3.250%
3.334%(c)	12/23/26	2,965	2,919,184
Replacement B-6 Term Loan, 1 Month LIBOR + 3.125%
3.209%(c)	11/03/23	385	382,642
USI, Inc.,
2021 New Term Loan, 3 Month LIBOR + 3.250%
3.382%(c)	12/02/26	521	517,217
			3,819,043
Internet — 0.1%
Cablevision Lightpath LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
3.750%(c)	11/30/27	140	140,012
Uber Technologies, Inc.,
2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%
3.585%(c)	02/25/27	2,202	2,199,053
			2,339,065
Leisure Time — 0.0%
SRAM LLC,
Initial Term Loan, 1 - 6 Month LIBOR + 2.750%
3.250%(c)	05/18/28	787	785,754
Lodging — 0.1%
Aimbridge Acquisition Co., Inc.,
2021 Term Loan (First Lien), 1 Month LIBOR + 4.750%
5.500%(c)	02/02/26^	223	221,085
Initial Term Loan (2019) (First Lien), 1 Month LIBOR + 3.750%
3.834%(c)	02/02/26^	571	559,970
Caesars Resort Collection LLC,
Term Loan
—%(p)	07/20/25	252	252,450
Golden Nugget LLC,
Initial B Term Loan, 1 - 3 Month LIBOR + 2.500%
3.250%(c)	10/04/23	934	929,133
Hilton Grand Vacations Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.500%(c)	08/02/28	741	742,667
			2,705,305
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Machinery-Diversified — 0.0%
Altra Industrial Motion Corp.,
Term Loan, 1 Month LIBOR + 2.000%
2.084%(c)	10/01/25	482	$480,657
Columbus McKinnon Corp.,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.250%(c)	05/14/28^	57	56,996
			537,653
Media — 0.4%
Charter Communications Operating LLC,
Term A-4 Loan, 1 Month LIBOR + 1.250%
1.340%(c)	02/01/25	727	725,679
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.334%(c)	07/17/25	1,984	1,956,197
September 2019 Initial Term Loan, 1 Month LIBOR + 2.500%
2.584%(c)	04/15/27	668	659,231
Directv Financing LLC,
Closing Date Term Loan, 3 Month LIBOR + 5.000%
5.750%(c)	08/02/27	438	438,228
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%
2.585%(c)	11/18/24	1,422	1,399,956
EW Scripps Co. (The),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	01/07/28	837	838,184
Meredith Corp.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.584%(c)	01/31/25	2,384	2,379,659
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.590%(c)	09/30/26	1,284	1,259,729
UPC Financing Partnership,
Facility AT, 1 Month LIBOR + 2.250%
2.334%(c)	04/30/28	1,581	1,564,016
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.584%(c)	01/31/28	2,010	1,995,763
			13,216,642
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
2.375%(c)	07/31/26	113	112,600
Zekelman Industries, Inc.,
2020 Term Loan, 1 Month LIBOR + 2.000%
2.083%(c)	01/24/27	183	181,412
			294,012
Mining — 0.0%
American Rock Salt Co. LLC,
Initial Loan (First Lien), 1 Month LIBOR + 4.000%
4.750%(c)	06/09/28	137	137,284

A13

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Pharmaceuticals — 0.2%
Bausch Health Co., Inc.,
First Incremental Term Loan, 1 Month LIBOR + 2.750%
2.834%(c)	11/27/25	2,128	$2,121,175
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	2,423	2,419,459
Grifols Worldwide Operations USA, Inc. (Spain),
Dollar Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.072%(c)	11/15/27	2,061	2,027,207
			6,567,841
Pipelines — 0.1%
Buckeye Partners LP,
2021 Tranche B-1 Term Loan, 1 Month LIBOR + 2.250%
2.334%(c)	11/01/26	1,706	1,695,720
DT Midstream, Inc.,
Initial Term Loan, 6 Month LIBOR + 2.000%
2.500%(c)	06/26/28	453	452,370
ITT Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
3.250%(c)	07/10/28	223	222,536
PLH Group, Inc.,
Term Loan, 3 Month LIBOR + 6.000%
6.123%(c)	08/07/23^	376	371,967
			2,742,593
Real Estate — 0.1%
RE/MAX LLC,
Term Loan, 3 Month LIBOR + 2.500%
3.000%(c)	07/21/28	716	711,476
Spectacle Gary Holdings LLC,
Term Loan, Closing Date Term Loan, 1 Month LIBOR + 9.000%
11.000%(c)	12/23/25	2,050	2,224,189
Term Loan, Delayed Draw Term Loan, 1 Month LIBOR + 9.000%
11.000%(c)	12/23/25	149	161,173
			3,096,838
Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain Information Management LLC,
Term B Loan, 1 Month LIBOR + 1.750%
1.834%(c)	01/02/26	2,251	2,233,975
Retail — 0.3%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.837%(c)	11/19/26	2,440	2,405,936
Beacon Roofing Supply, Inc.,
2028 Term Loan, 1 Month LIBOR + 2.250%
2.334%(c)	05/19/28	2,455	2,438,722
Foundation Building Materials, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%
3.750%(c)	01/31/28	611	607,137
Jo-Ann Stores LLC,
Term Loan
—%(p)	06/30/28	180	174,825
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Retail (cont’d.)
LBM Acquisition LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
4.500%(c)	12/17/27	212	$209,696
Term Loan
—%(p)	12/18/27	649	641,531
—%(p)	12/18/27	324	320,766
Michaels Cos. Inc,
Term B Loan, 3 Month LIBOR + 4.250%
5.000%(c)	04/15/28	125	124,765
Park River Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%
4.000%(c)	12/28/27	139	137,940
SRS Distribution, Inc.,
2021 Refinancing Term Loan, 6 Month LIBOR + 3.750%
4.250%(c)	06/02/28	599	598,626
Tory Burch LLC,
Term Loan
—%(p)	04/16/28	297	297,626
White Cap Buyer LLC,
Initial Closing Date Term Loan, 1 Month LIBOR + 4.000%
4.500%(c)	10/19/27	932	933,899
Woof Holdings, Inc.,
Initial Term Loan (First Lien), 6 Month LIBOR + 3.750%
4.500%(c)	12/21/27	216	216,050
			9,107,519
Software — 0.1%
AthenaHealth, Inc.,
Term B-1 Loan (First Lien), 3 Month LIBOR + 4.250%
4.377%(c)	02/11/26	96	95,687
Interface Security Systems LLC,
Initial Term Loan, 3 Month LIBOR + 8.000%
4.875%(c)	08/07/23^	836	829,649
Playtika Ltd.,
Term B-1 Loan, 1 Month LIBOR + 2.750%
2.834%(c)	03/13/28	719	718,711
			1,644,047
Telecommunications — 0.1%
Connect Finco Sarl (United Kingdom),
Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	12/11/26	997	996,989
Intelsat Jackson Holdings SA (Luxembourg),
DIP Term Loan, 3 Month LIBOR + 4.750%
4.675%(c)	07/13/22	586	589,426
Tranche B-3 Term Loan, PRIME + 4.750%
8.000%(c)	11/27/23	205	206,879
Tranche B-4 Term Loan, PRIME + 5.500%
8.750%(c)	01/02/24	232	235,319
Telenet Financing USD LLC (Belgium),
Term Loan AR Facility, 1 Month LIBOR + 2.000%
2.084%(c)	04/30/28	1,617	1,598,154
			3,626,767

A14

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Transportation — 0.1%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.132%(c)	12/30/26	619	$614,456
XPO Logistics, Inc.,
Refinancing Term Loan (2018), 1 Month LIBOR + 1.750%
1.833%(c)	02/24/25	1,012	1,006,169
			1,620,625

Total Bank Loans (cost $105,504,251)			105,512,096
Commercial Mortgage-Backed Securities — 3.4%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class C, 144A
4.280%(cc)	08/10/35	150	160,960
Series 2015-1211, Class E, 144A
4.280%(cc)	08/10/35	150	152,711
245 Park Avenue Trust,
Series 2017-245P, Class E, 144A
3.779%(cc)	06/05/37	826	834,963
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37	3,000	29,188
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E, 144A, 1 Month LIBOR + 2.119% (Cap N/A, Floor 2.119%)
2.203%(c)	09/15/34	1,020	1,017,424
AOA Mortgage Trust,
Series 2015-1177, Class C, 144A
3.110%(cc)	12/13/29	250	249,835
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class D, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.034%(c)	12/15/36	900	896,026
Series 2017-ATRM, Class E, 144A, 1 Month LIBOR + 3.050% (Cap N/A, Floor 3.050%)
3.134%(c)	12/15/36	163	157,989
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class F, 144A
3.716%(cc)	04/14/33	400	407,910
Series 2017-SCH, Class BF, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.484%(c)	11/15/33	350	341,460
Series 2017-SCH, Class CL, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.584%(c)	11/15/32	190	177,790
Series 2017-SCH, Class DL, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.084%(c)	11/15/32	380	359,041
Series 2018-DSNY, Class C, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.434%(c)	09/15/34	100	99,622
Series 2018-DSNY, Class D, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.784%(c)	09/15/34	480	476,888
Banc of America Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO
0.778%(cc)	02/15/50	3,040	97,803
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-BNK03, Class XD, IO, 144A
1.434%(cc)	02/15/50	1,000	$58,173
BANK,
Series 2019-BN20, Class XB, IO
0.462%(cc)	09/15/62	5,941	165,736
Series 2019-BN22, Class A4
2.978%	11/15/62	2,435	2,604,865
Series 2019-BN24, Class A3
2.960%	11/15/62	1,165	1,244,252
Series 2020-BN28, Class D, 144A
2.500%	03/15/63	70	64,035
Barclays Commercial Mortgage Securities Trust,
Series 2015-SRCH, Class A1, 144A
3.312%	08/10/35	602	638,385
Series 2015-SRCH, Class XA, IO, 144A
1.103%(cc)	08/10/35	4,494	189,292
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
0.806%(c)	03/15/37	160	159,500
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.244%(c)	11/15/34	165	161,688
Series 2019-C03, Class XA, IO
1.501%(cc)	05/15/52	1,572	135,142
Bayview Commercial Asset Trust,
Series 2005-03A, Class A1, 144A, 1 Month LIBOR + 0.480%
0.566%(c)	11/25/35	234	223,915
Series 2005-04A, Class A1, 144A, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
0.536%(c)	01/25/36	414	398,462
Series 2005-04A, Class M1, 144A, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.000%)
0.761%(c)	01/25/36	36	35,257
Series 2006-02A, Class A2, 144A, 1 Month LIBOR + 0.420%
0.506%(c)	07/25/36	91	87,517
Series 2006-03A, Class A1, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.000%)
0.336%(c)	10/25/36	75	72,637
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-T26, Class AM
5.513%(cc)	01/12/45	127	126,285
Benchmark Mortgage Trust,
Series 2019-B09, Class XA, IO
1.207%(cc)	03/15/52	2,229	146,487
Series 2019-B10, Class 3CCA, 144A
4.029%(cc)	03/15/62	592	629,152
Series 2019-B13, Class XA, IO
1.262%(cc)	08/15/57	6,897	481,586
Series 2020-B21, Class XA, IO
1.569%(cc)	12/17/53	1,538	163,580
Series 2021-B23, Class XA, IO
1.385%(cc)	02/15/54	3,493	324,607
BFLD Trust,
Series 2020-EYP, Class E, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.784%(c)	10/15/35	660	664,558

A15

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.334%(c)	07/15/35	630	$631,676
BPR Trust,
Series 2021-TY, Class E, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.700%(c)	09/25/38	242	242,810
BWAY Mortgage Trust,
Series 2013-1515, Class A2, 144A
3.454%	03/10/33	176	187,803
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class E, 144A, 1 Month LIBOR + 1.951% (Cap N/A, Floor 1.978%)
2.035%(c)	03/15/37	130	129,969
Series 2018-BIOA, Class F, 144A, 1 Month LIBOR + 2.471% (Cap N/A, Floor 2.498%)
2.555%(c)	03/15/37	560	560,366
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.134%(c)	11/15/35	266	266,712
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.384%(c)	10/15/36	2,828	2,835,675
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.734%(c)	10/15/36	2,481	2,486,824
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.084%(c)	12/15/36	2,646	2,648,384
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.584%(c)	12/15/36	230	230,122
Series 2020-FOX, Class E, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.684%(c)	11/15/32	839	840,677
Series 2020-VIV02, Class C, 144A
3.660%(cc)	03/09/44	200	210,665
Series 2020-VIV03, Class B, 144A
3.662%(cc)	03/09/44	20	21,454
Series 2020-VIV04, Class A, 144A
2.843%	03/09/44	600	625,243
Series 2020-VKNG, Class F, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.834%(c)	10/15/37	530	532,647
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	252	269,372
Series 2019-OC11, Class D, 144A
4.075%(cc)	12/09/41	1,189	1,256,639
Series 2019-OC11, Class E, 144A
4.075%(cc)	12/09/41	1,714	1,769,383
Series 2021-MFM01, Class E, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.334%(c)	01/15/34	190	190,179
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-MFM01, Class F, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.084%(c)	01/15/34	290	$291,799
Series 2021-SDMF, Class J, 144A, 1 Month LIBOR + 4.033% (Cap N/A, Floor 4.033%)
4.133%(c)	09/15/23	136	135,649
BXP Trust,
Series 2017-CC, Class D, 144A
3.670%(cc)	08/13/37	150	157,676
Series 2017-CC, Class E, 144A
3.670%(cc)	08/13/37	290	294,786
Series 2017-GM, Class D, 144A
3.539%(cc)	06/13/39	600	629,475
Series 2017-GM, Class E, 144A
3.539%(cc)	06/13/39	260	263,432
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	190	208,639
Series 2017-CD06, Class C
4.408%(cc)	11/13/50	150	161,582
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.860%(cc)	01/10/48	1,390	91,952
Series 2016-C04, Class XB, IO
0.866%(cc)	05/10/58	1,440	44,817
Series 2018-TAN, Class B, 144A
4.690%	02/15/33	260	267,815
CFK Trust,
Series 2019-FAX, Class D, 144A
4.791%(cc)	01/15/39	463	512,935
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.584%(c)	06/15/34	1,154	1,152,187
Citigroup Commercial Mortgage Trust,
Series 2013-375P, Class C, 144A
3.635%(cc)	05/10/35	180	183,827
Series 2016-GC37, Class C
5.091%(cc)	04/10/49	160	171,568
Series 2016-P03, Class D, 144A
2.804%(cc)	04/15/49	11	8,937
Series 2019-C07, Class A4
3.102%	12/15/72	2,721	2,932,875
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	3,227,043
Series 2019-PRM, Class D, 144A
4.350%	05/10/36	140	147,176
Series 2019-PRM, Class E, 144A
4.888%(cc)	05/10/36	759	786,834
Series 2019-PRM, Class F, 144A
4.888%(cc)	05/10/36	600	607,139
Series 2019-SMRT, Class D, 144A
4.903%(cc)	01/10/36	1,460	1,544,196
Series 2020-420K, Class E, 144A
3.422%(cc)	11/10/42	200	185,783

A16

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-420K, Class X, IO, 144A
0.912%(cc)	11/10/42	5,170	$324,277
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)
2.849%(c)	11/15/37	1,071	1,074,148
Series 2020-ICE05, Class F, 144A, 1 Month LIBOR + 3.492% (Cap N/A, Floor 3.333%)
3.576%(c)	11/15/37	491	493,941
Commercial Mortgage Pass-Through Certificates,
Series 2012-LTRT, Class A2, 144A
3.400%	10/05/30	1,144	1,138,301
Commercial Mortgage Trust,
Series 2014-CR15, Class C
4.863%(cc)	02/10/47	422	450,711
Series 2014-CR18, Class A4
3.550%	07/15/47	84	88,380
Series 2015-03BP, Class XA, IO, 144A
0.168%(cc)	02/10/35	42,385	131,279
Series 2015-CR25, Class XA, IO
0.974%(cc)	08/10/48	615	16,837
Series 2015-LC19, Class D, 144A
2.867%	02/10/48	81	78,754
Series 2015-LC21, Class C
4.478%(cc)	07/10/48	1,000	1,044,195
Series 2016-667M, Class D, 144A
3.285%(cc)	10/10/36	170	164,312
Series 2018-HCLV, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.484%(c)	09/15/33	3,500	3,469,171
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.234%(c)	05/15/36	350	350,560
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A
3.304%	09/15/37	223	234,230
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,001	2,146,347
Series 2017-PFHP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.034%(c)	12/15/30	170	170,021
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	163,744
Series 2020-FACT, Class E, 144A, 1 Month LIBOR + 4.862% (Cap N/A, Floor 4.862%)
4.946%(c)	10/15/37	510	523,300
Series 2020-NET, Class D, 144A
3.828%(cc)	08/15/37	410	428,452
Series 2020-NET, Class E, 144A
3.828%(cc)	08/15/37	410	422,878
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	79,459
Series 2019-C15, Class D, 144A
3.000%	03/15/52	25	21,823
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C16, Class C
4.237%(cc)	06/15/52	470	$500,490
Series 2019-C16, Class XA, IO
1.729%(cc)	06/15/52	4,867	478,669
Series 2019-C17, Class C
3.934%	09/15/52	477	502,462
Series 2019-C17, Class XA, IO
1.505%(cc)	09/15/52	2,252	192,049
Series 2019-C17, Class XB, IO
0.701%(cc)	09/15/52	2,850	106,968
DBGS Mortgage Trust,
Series 2019-1735, Class X, IO, 144A
0.431%(cc)	04/10/37	4,470	96,728
DBUBS Mortgage Trust,
Series 2017-BRBK, Class A, 144A
3.452%	10/10/34	500	530,247
Series 2017-BRBK, Class E, 144A
3.648%(cc)	10/10/34	670	682,669
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	182,479
Extended Stay America Trust,
Series 2021-ESH, Class A, 144A, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.164%(c)	07/15/38	1,159	1,162,049
Series 2021-ESH, Class D, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.334%(c)	07/15/38	259	261,196
FHLMC Multifamily Mortgage Trust,
Series 2018-K80, Class B, 144A
4.373%(cc)	08/25/50	1,010	1,136,509
Series 2019-KW08, Class X2A, IO, 144A
0.100%	01/25/29	17,365	105,260
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0028, Class X1, IO
0.351%(cc)	02/25/23	25,565	70,430
Series K0031, Class X1, IO
0.305%(cc)	04/25/23	13,038	37,349
Series K0033, Class X1, IO
0.404%(cc)	07/25/23	9,792	46,956
Series K0035, Class X1, IO
0.468%(cc)	08/25/23	11,940	70,031
Series K0036, Class X1, IO
0.851%(cc)	10/25/23	6,360	81,815
Series K0038, Class X1, IO
1.257%(cc)	03/25/24	3,900	87,188
Series K0040, Class X1, IO
0.843%(cc)	09/25/24	7,578	136,070
Series K0052, Class X1, IO
0.781%(cc)	11/25/25	4,294	101,868
Series K0053, Class X1, IO
1.019%(cc)	12/25/25	1,916	62,546
Series K0054, Class X1, IO
1.303%(cc)	01/25/26	2,757	121,611
Series K0055, Class X1, IO
1.491%(cc)	03/25/26	1,449	76,290

A17

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K0057, Class X1, IO
1.308%(cc)	07/25/26	1,867	$89,775
Series K0058, Class X1, IO
1.050%(cc)	08/25/26	1,876	74,888
Series K0059, Class X1, IO
0.428%(cc)	09/25/26	5,585	75,306
Series K0060, Class X1, IO
0.191%(cc)	10/25/26	20,339	88,077
Series K0103, Class X1, IO
0.756%(cc)	11/25/29	2,642	125,044
Series K0110, Class X1, IO
1.814%(cc)	04/25/30	499	61,703
Series K0121, Class X1, IO
1.124%(cc)	10/25/30	1,354	107,104
Series K0122, Class X1, IO
0.974%(cc)	11/25/30	885	61,049
Series K0152, Class X1, IO
1.100%(cc)	01/25/31	2,296	162,649
Series K1513, Class X1, IO
0.993%(cc)	08/25/34	1,447	121,575
Series K1514, Class X1, IO
0.702%(cc)	10/25/34	4,599	283,362
Series KW02, Class X1, IO
0.424%(cc)	12/25/26	7,009	62,699
Series KW09, Class X1, IO
0.939%(cc)	05/25/29	3,565	181,076
FRESB Mortgage Trust,
Series 2018-SB53, Class A10F
3.660%(cc)	06/25/28	207	223,326
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.884%(c)	02/15/38	210	210,212
Series 2021-GCT, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.434%(c)	02/15/38	100	100,092
Government National Mortgage Assoc.,
Series 2011-038, Class IO
0.530%(cc)	04/16/53	1,281	14,285
Series 2012-023, Class IO
0.201%(cc)	06/16/53	322	2,101
Series 2013-030, Class IO
0.602%(cc)	09/16/53	1,012	17,962
Series 2013-063, Class IO
0.756%(cc)	09/16/51	7,385	203,369
Series 2013-078, Class IO
0.461%(cc)	10/16/54	1,181	23,344
Series 2013-191, Class IO
0.366%(cc)	11/16/53	360	4,498
Series 2015-037, Class IO
0.653%(cc)	10/16/56	179	6,498
Series 2015-146, Class IB, IO
0.700%(cc)	07/16/55	3,286	86,635
Series 2015-146, Class IC, IO
0.700%(cc)	07/16/55	11,961	294,793
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-189, Class IG, IO
0.837%(cc)	01/16/57	7,804	$304,473
Series 2016-026, Class IO
0.755%(cc)	02/16/58	1,477	56,831
Series 2016-036, Class IO
0.743%(cc)	08/16/57	235	9,319
Series 2016-096, Class IO
0.796%(cc)	12/16/57	550	25,754
Series 2016-113, Class IO
1.090%(cc)	02/16/58	701	42,953
Series 2016-125, Class IO
0.818%(cc)	12/16/57	1,146	54,095
Grace Trust,
Series 2020-GRCE, Class E, 144A
2.769%(cc)	12/10/40	420	391,419
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	531,417
Series 2012-TMSQ, Class D, 144A
3.573%(cc)	12/10/30	170	161,953
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX, Class A, 144A
2.856%	05/10/34	390	389,083
Series 2019-BOCA, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.284%(c)	06/15/38	320	320,295
Series 2020-TWN03, Class B, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.584%(c)	11/15/37	110	110,693
GS Mortgage Securities Trust,
Series 2011-GC05, Class C, 144A
5.302%(cc)	08/10/44	1,587	1,352,917
Series 2015-590M, Class E, 144A
3.932%(cc)	10/10/35	230	227,653
Series 2015-GC32, Class C
4.569%(cc)	07/10/48	60	63,498
Series 2015-GS01, Class A3
3.734%	11/10/48	110	120,122
Series 2017-GS07, Class E, 144A
3.000%	08/10/50	40	35,550
Series 2019-GSA01, Class C
3.932%(cc)	11/10/52	80	84,290
Series 2020-GC45, Class A5
2.911%	02/13/53	1,239	1,318,002
Series 2020-GSA02, Class XA, IO, 144A
1.851%(cc)	12/12/53	4,265	537,533
GSCG Trust,
Series 2019-600C, Class F, 144A
4.118%(cc)	09/06/34	420	412,612
HMH Trust,
Series 2017-NSS, Class A, 144A
3.062%	07/05/31	700	701,978
HONO Mortgage Trust,
Series 2021-LULU, Class F, 144A, 1 Month LIBOR + 4.400% (Cap N/A, Floor 4.400%)
4.500%(c)	10/15/36	232	232,000

A18

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class E, 144A
3.558%(cc)	07/10/39	345	$347,716
Series 2019-55HY, Class F, 144A
3.041%(cc)	12/10/41	640	609,774
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	337,785
Independence Plaza Trust,
Series 2018-INDP, Class C, 144A
4.158%	07/10/35	170	176,723
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C33, Class D1, 144A
4.265%(cc)	12/15/48	170	167,363
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class B
4.050%	09/15/50	70	76,445
Series 2019-COR05, Class C
3.750%	06/13/52	158	163,101
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class XC, IO, 144A
0.750%(cc)	12/15/49	1,800	59,094
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4FL, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.384%(c)	06/15/45	23	22,955
Series 2018-WPT, Class DFX, 144A
5.350%	07/05/33	60	62,881
Series 2019-MFP, Class E, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.244%(c)	07/15/36	390	385,344
Series 2019-MFP, Class F, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.084%(c)	07/15/36	500	492,374
Series 2019-OSB, Class E, 144A
3.909%(cc)	06/05/39	224	233,488
Series 2020-609M, Class D, 144A, 1 Month LIBOR + 2.770% (Cap N/A, Floor 2.770%)
2.854%(c)	10/15/33	150	150,329
Series 2020-MKST, Class E, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.334%(c)	12/15/36	183	178,669
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class F, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.134%(c)	12/15/37	380	380,474
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.884%(c)	05/15/36	1,808	1,807,984
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-01A, Class 1A, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.336%(c)	03/25/37	111	108,398
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
LSTAR Commercial Mortgage Trust,
Series 2015-03, Class AS, 144A
3.317%(cc)	04/20/48	53	$54,812
Series 2017-05, Class X, IO, 144A
1.095%(cc)	03/10/50	757	19,971
Manhattan West Mortgage Trust,
Series 2020-01MW, Class D, 144A
2.413%(cc)	09/10/39	145	143,549
MFT Trust,
Series 2020-ABC, Class C, 144A
3.593%(cc)	02/10/42	905	894,130
Series 2020-ABC, Class D, 144A
3.593%(cc)	02/10/42	450	428,484
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11, Class A4
4.297%(cc)	08/15/46	448	471,821
Series 2014-C19, Class XF, IO, 144A
1.331%(cc)	12/15/47	1,070	36,845
Series 2015-C25, Class B
4.677%(cc)	10/15/48	340	372,841
Series 2015-C26, Class D, 144A
3.060%	10/15/48	95	92,541
Series 2015-C26, Class XD, IO, 144A
1.465%(cc)	10/15/48	1,180	56,386
Morgan Stanley Capital I Trust,
Series 2007-T27, Class AJ
6.215%(cc)	06/11/42	226	229,487
Series 2014-150E, Class D, 144A
4.438%(cc)	09/09/32	347	354,533
Series 2015-MS01, Class C
4.166%(cc)	05/15/48	230	233,543
Series 2017-CLS, Class E, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.034%(c)	11/15/34	50	50,016
Series 2017-CLS, Class F, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.684%(c)	11/15/34	1,155	1,155,682
Series 2017-H01, Class C
4.281%(cc)	06/15/50	50	52,730
Series 2017-H01, Class D, 144A
2.546%	06/15/50	890	750,205
Series 2017-H01, Class XD, IO, 144A
2.319%(cc)	06/15/50	700	71,947
Series 2018-H03, Class A5
4.177%	07/15/51	27	30,581
Series 2018-SUN, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.984%(c)	07/15/35	160	159,999
Series 2019-H06, Class XB, IO
0.869%(cc)	06/15/52	3,740	194,474
Series 2019-L02, Class A4
4.071%	03/15/52	252	285,893
Series 2019-L02, Class XA, IO
1.189%(cc)	03/15/52	5,104	323,955

A19

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-NUGS, Class E, 144A, 1 Month LIBOR + 2.244% (Cap N/A, Floor 3.744%)
3.744%(c)	12/15/36	152	$151,929
Motel Trust,
Series 2021-MTL06, Class F, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
3.650%(c)	09/15/38	226	226,864
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.034%(c)	06/15/35	120	118,644
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	344,290
Series 2020-AGC, Class A, 144A, 1 Month LIBOR + 2.550% (Cap N/A, Floor 2.950%)
2.950%(c)	08/18/25	2,280	2,319,310
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, IO, 144A
0.511%(cc)	05/10/39	7,700	156,334
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.218%(cc)	02/10/32	12,180	7,531
Series 2017-01MKT, Class XNCP, IO, 144A
0.000%(cc)	02/10/32	2,436	2
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.834%(c)	01/15/26	100	100,750
PFP Ltd. (Cayman Islands),
Series 2019-05, Class A, 144A, 1 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.055%(c)	04/14/36	64	63,938
Series 2019-05, Class AS, 144A, 1 Month LIBOR + 1.420% (Cap N/A, Floor 1.420%)
1.505%(c)	04/14/36	150	149,830
Prima Capital CRE Securitization Ltd. (Cayman Islands),
Series 2015-04A, Class C, 144A
4.000%	08/24/49	270	260,550
STWD Trust,
Series 2021-FLWR, Class E, 144A, 1 Month LIBOR + 1.924% (Cap N/A, Floor 1.924%)
2.008%(c)	07/15/36	140	139,916
Series 2021-FLWR, Class G, 144A, 1 Month LIBOR + 3.671% (Cap N/A, Floor 3.671%)
3.755%(c)	07/15/23	337	336,797
UBS Commercial Mortgage Trust,
Series 2019-C17, Class XA, IO
1.623%(cc)	10/15/52	4,735	446,730
Series 2019-C18, Class XA, IO
1.168%(cc)	12/15/52	4,987	320,819
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A4
3.185%	03/10/46	2,906	2,977,338
Series 2013-C06, Class A4
3.244%	04/10/46	1,820	1,875,912
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
US,
Series 2018-USDC, Class E, 144A
4.642%(cc)	05/13/38	190	$162,703
Velocity Commercial Capital Loan Trust,
Series 2016-02, Class M3
5.498%(cc)	10/25/46	17	17,114
Series 2016-02, Class M4
7.226%(cc)	10/25/46	100	100,970
Series 2017-02, Class M3, 144A
4.240%(cc)	11/25/47	98	99,131
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	50	49,056
Series 2020-01, Class M1, 144A
2.800%(cc)	02/25/50	126	129,215
Series 2020-01, Class M2, 144A
2.980%(cc)	02/25/50	128	129,796
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class D, 144A
3.241%	12/15/48	106	91,292
Series 2016-NXS05, Class D
5.151%(cc)	01/15/59	236	254,110
Series 2017-C39, Class D, 144A
4.492%(cc)	09/15/50	377	354,378
Series 2017-C41, Class B
4.188%(cc)	11/15/50	200	214,607
Series 2017-C41, Class D, 144A
2.600%(cc)	11/15/50	1,266	1,040,609
Series 2017-HSDB, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.933%(c)	12/13/31	287	284,560
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36	150	164,967
Series 2019-C50, Class XA, IO
1.575%(cc)	05/15/52	3,488	294,262
Series 2019-C52, Class C
3.561%	08/15/52	65	67,567
Series 2020-C58, Class XA, IO
2.008%(cc)	07/15/53	1,990	268,134
Series 2020-SDAL, Class D, 144A, 1 Month LIBOR + 2.090% (Cap N/A, Floor 2.090%)
2.174%(c)	02/15/37	200	194,996
Series 2020-SDAL, Class E, 144A, 1 Month LIBOR + 2.740% (Cap N/A, Floor 2.740%)
2.824%(c)	02/15/37	180	173,911
WFRBS Commercial Mortgage Trust,
Series 2011-C04, Class D, 144A
5.023%(cc)	06/15/44	1,069	1,017,936
Series 2014-C20, Class AS
4.176%	05/15/47	800	850,410

Total Commercial Mortgage-Backed Securities (cost $102,126,225)			102,372,884

A20

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds — 0.0%
Airlines — 0.0%
GOL Equity Finance SA (Brazil),
Gtd. Notes, 144A
3.750%	07/15/24	174	$159,480
Oil & Gas Services — 0.0%
Pioneer Energy Services Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% or PIK N/A
5.000%	11/15/25^	404	373,443

Total Convertible Bonds (cost $377,859)			532,923
Corporate Bonds — 38.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.400%	03/01/31	191	191,793
Lamar Media Corp.,
Gtd. Notes
3.625%	01/15/31(a)	753	753,064
3.750%	02/15/28	26	26,758
4.000%	02/15/30	721	742,002
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
4.625%	03/15/30	18	18,049
5.000%	08/15/27	216	221,574
Sr. Unsec’d. Notes, 144A
4.250%	01/15/29	1,607	1,592,420
			3,545,660
Aerospace & Defense — 1.2%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.850%	12/15/25	1,043	1,140,071
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30	2,213	2,386,694
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24	3,141	3,145,522
2.250%	06/15/26	1,024	1,041,787
5.705%	05/01/40(a)	2,580	3,282,881
5.805%	05/01/50	3,253	4,348,145
5.930%	05/01/60	457	624,360
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	2,533	2,670,056
5.400%	02/01/27	84	89,406
Gtd. Notes, 144A
6.950%	01/17/28	200	227,025
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23	119	126,363
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30(a)	1,483	1,663,241
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
1.800%	01/15/31		1,166	$1,120,318
4.400%	06/15/28		140	159,785
4.400%	06/15/28(a)		1,408	1,606,335
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.600%	03/01/35		830	938,094
3.800%	03/01/45		351	406,055
4.070%	12/15/42		223	266,055
4.090%	09/15/52		273	334,527
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28		1,645	1,777,248
4.030%	10/15/47		274	322,483
5.250%	05/01/50		839	1,169,563
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.150%	05/18/30	EUR	605	781,734
2.820%	09/01/51		770	734,335
3.150%	12/15/24		322	342,256
4.125%	11/16/28		1,720	1,958,064
4.200%	12/15/44		180	207,812
7.000%	11/01/28		1,028	1,339,674
7.200%	08/15/27		292	379,681
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		1,343	1,404,416
8.000%	12/15/25(a)		532	566,609
				36,560,595
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
2.200%	06/15/27	EUR	491	612,816
2.350%	05/06/25		529	548,180
2.450%	02/04/32		1,196	1,150,888
3.125%	06/15/31	EUR	1,212	1,609,366
3.400%	05/06/30(a)		588	620,888
3.400%	02/04/41		222	209,931
5.800%	02/14/39		1,070	1,316,763
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.726%	03/25/31(a)		1,195	1,177,784
2.789%	09/06/24		4,956	5,211,688
3.215%	09/06/26		1,379	1,470,077
4.906%	04/02/30		1,084	1,242,604
Darling Ingredients, Inc.,
Gtd. Notes, 144A
5.250%	04/15/27		81	84,195
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.450%	08/01/39	EUR	935	1,023,785

A21

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.850%	08/15/45	657	$800,166
			17,079,131
Airlines — 0.7%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31	256	260,776
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	4	3,447
Allegiant Travel Co.,
Sr. Sec’d. Notes, 144A
8.500%	02/05/24	470	503,106
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	135	139,364
American Airlines 2015-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.400%	03/22/25	695	684,612
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	129	132,107
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	403	398,031
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	230	231,288
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	840	837,269
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30	173	178,218
American Airlines 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.950%	08/15/26	143	143,423
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	600	605,819
American Airlines 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29	380	362,323
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	1,086	1,141,308
5.750%	04/20/29	1,243	1,339,592
Avianca Holdings S.A.,
A-1 Notes, 144A
9.000%	08/27/26^	247	247,000
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
7.250%	06/15/26(a)	200	191,657
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
British Airways 2020-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.250%	05/15/34	131	$140,919
British Airways 2020-1 Class B Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
8.375%	11/15/28	91	106,467
Delta Air Lines 2019-1 Class AA Pass Through Trust,
Pass-Through Certificates
3.204%	10/25/25	1,240	1,308,744
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	1,929	2,151,782
Gol Finance SA (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25	304	288,292
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,118	2,476,653
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28(a)	297	278,188
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	159	167,484
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	9	9,219
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	60	61,229
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	110	115,873
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	91	95,378
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	227	230,191
United Airlines 2016-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	04/07/27	35	34,867
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	136	143,982
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	346	349,210
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29	522	515,622
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29(a)	2,664	2,970,522

A22

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27(a)	977	$1,034,825
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	506	520,222
4.625%	04/15/29	757	782,566
			21,181,575
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	266	280,249
4.875%	05/15/26(a)	492	532,714
5.375%	05/15/25(a)	502	525,776
Under Armour, Inc.,
Sr. Unsec’d. Notes
3.250%	06/15/26	22	22,769
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	105	108,940
			1,470,448
Auto Manufacturers — 1.3%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.950%	08/12/31	1,279	1,248,383
2.550%	04/01/31(a)	820	844,995
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.096%	05/04/23(a)	5,935	6,036,947
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	3,361	3,974,805
6.125%	10/01/25	618	724,341
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	01/14/22	682	686,006
3.700%	05/09/23	558	582,404
4.000%	01/15/25	518	560,281
4.000%	10/06/26	149	163,958
4.350%	04/09/25	512	561,991
Sr. Unsec’d. Notes
1.250%	01/08/26	187	184,750
2.750%	06/20/25	845	883,672
3.550%	07/08/22	1,956	2,002,397
5.100%	01/17/24	583	636,071
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.650%	02/10/25	1,965	2,036,232
3.000%	02/10/27	1,412	1,485,893
3.950%	02/01/22	274	276,983
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	08/29/22	1,140	1,163,755
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
2.450%	09/15/28		47	$46,506
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23		1,475	1,533,867
3.522%	09/17/25(a)		3,598	3,826,644
4.810%	09/17/30		3,013	3,390,854
TML Holdings Pte Ltd. (India),
Sr. Unsec’d. Notes
4.350%	06/09/26		200	201,329
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes
2.358%	07/02/24		1,769	1,850,960
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.800%	02/13/25		2,396	2,460,196
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26		1,745	1,866,885
				39,231,105
Auto Parts & Equipment — 0.3%
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30		972	998,637
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.625%	04/30/33(a)		3,274	3,567,525
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/49(a)		2,282	2,826,648
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30(a)		351	356,508
				7,749,318
Banks — 8.0%
Arab National Bank (Saudi Arabia),
Sub. Notes
3.326%(ff)	10/28/30		200	205,348
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	100	16,796
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		1,640	1,705,975
3.875%	09/20/22		2,206	2,268,486
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		2,600	2,632,568
2.706%	06/27/24		200	210,354
2.958%	03/25/31(a)		600	616,614
3.306%	06/27/29		1,200	1,296,519

A23

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22	380	$389,358
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24	3,333	3,581,066
Sub. Notes, EMTN
3.733%(ff)	09/25/34	200	203,644
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)	933	1,064,309
Sr. Unsec’d. Notes
0.976%(ff)	04/22/25(a)	4,376	4,398,512
1.734%(ff)	07/22/27	3,059	3,074,826
2.299%(ff)	07/21/32	1,687	1,663,070
2.592%(ff)	04/29/31	602	614,063
3.004%(ff)	12/20/23	227	233,898
3.311%(ff)	04/22/42	352	370,658
3.366%(ff)	01/23/26	181	193,401
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	1,108	1,214,529
Sr. Unsec’d. Notes, MTN
0.810%(ff)	10/24/24	1,626	1,631,655
1.197%(ff)	10/24/26	2,341	2,321,316
2.456%(ff)	10/22/25	4,915	5,135,185
2.676%(ff)	06/19/41	1,410	1,363,077
3.194%(ff)	07/23/30	941	1,002,758
3.550%(ff)	03/05/24	433	451,398
3.559%(ff)	04/23/27(a)	3,906	4,248,807
3.705%(ff)	04/24/28	850	934,036
3.824%(ff)	01/20/28	2,738	3,023,425
3.970%(ff)	03/05/29	1,252	1,392,834
3.974%(ff)	02/07/30	143	160,280
4.271%(ff)	07/23/29	2,035	2,307,511
Sub. Notes, MTN
4.000%	01/22/25	353	383,928
Sub. Notes, Series L, MTN
3.950%	04/21/25	846	921,972
Bank of East Asia Ltd. (The) (Hong Kong),
Jr. Sub. Notes, EMTN
5.825%(ff)	10/21/25(oo)	250	261,114
Sub. Notes, EMTN
4.000%(ff)	05/29/30	250	262,272
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, 3 Month LIBOR + 3.420%
3.542%(c)	12/20/21(oo)	98	98,348
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)	1,110	1,204,145
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.667%(ff)	03/10/32	768	769,424
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	2,015	2,343,710
Sub. Notes
3.811%(ff)	03/10/42	3,149	3,358,487
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
1.875%	09/18/25(a)	1,195	$1,202,974
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	2,352	2,314,634
2.819%(ff)	11/19/25	3,685	3,859,631
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.700%	10/01/29(a)	1,518	1,574,654
Burgan Bank SAK (Kuwait),
Jr. Sub. Notes
5.749%(ff)	07/09/24(oo)	200	205,119
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	1,124	1,146,928
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	834	861,469
Sr. Unsec’d. Notes
0.981%(ff)	05/01/25	1,161	1,165,434
2.572%(ff)	06/03/31	766	780,337
2.976%(ff)	11/05/30	3,023	3,179,630
3.668%(ff)	07/24/28	1,876	2,063,074
4.412%(ff)	03/31/31	3,780	4,363,178
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
3.250%	04/30/30	368	394,485
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
1.250%	08/07/26(a)	2,796	2,757,060
2.100%	11/12/21	1,280	1,282,664
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23	253	259,850
3.091%(ff)	05/14/32	385	394,657
3.574%	01/09/23	287	289,351
4.207%(ff)	06/12/24	535	564,986
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22	493	509,277
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes
5.375%	01/12/24	200	219,494
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23	426	428,048
1.549%	09/10/27	661	656,873
3.244%(ff)	12/20/25	410	435,427
5.000%	01/12/22(a)	1,156	1,169,940
5.375%	01/12/24	1,705	1,871,186
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
0.898%	05/28/24(a)	1,770	1,768,291
1.447%(ff)	04/01/25	1,798	1,808,984
1.686%	03/19/26	3,380	3,399,979
2.129%(ff)	11/24/26	1,825	1,854,478

A24

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
3.729%(ff)	01/14/32	1,685	$1,739,083
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	563	610,174
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.150%	12/02/22	4,231	4,325,645
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25(oo)	321	340,964
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170%
1.295%(c)	05/15/26	766	785,077
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25	400	427,189
3.500%	01/23/25	3,021	3,235,808
3.500%	04/01/25	8,601	9,247,291
3.691%(ff)	06/05/28	1,378	1,516,019
3.750%	05/22/25	2,540	2,752,367
3.750%	02/25/26	517	566,810
3.850%	01/26/27	652	716,329
4.223%(ff)	05/01/29	791	894,857
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24	2,421	2,609,135
Sub. Notes
6.750%	10/01/37	2,081	2,979,016
Grupo Aval Ltd. (Colombia),
Gtd. Notes, 144A
4.375%	02/04/30	567	559,011
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.700%(ff)	03/09/31(a)(oo)	1,160	1,175,448
Sr. Unsec’d. Notes
0.976%(ff)	05/24/25	2,130	2,125,947
2.804%(ff)	05/24/32	764	774,429
3.973%(ff)	05/22/30	200	220,990
4.583%(ff)	06/19/29	1,457	1,656,683
4.950%	03/31/30	390	463,884
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.625%	08/06/24	2,357	2,470,556
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 144A
4.625%	01/06/26	874	990,329
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%	06/01/32	710	727,705
Itau Unibanco Holding SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.900%	01/24/23	417	423,769
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.005%(ff)	03/13/26	3,206	3,286,531
2.083%(ff)	04/22/26	572	588,369
2.182%(ff)	06/01/28	462	471,810
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.739%(ff)	10/15/30	2,748	$2,850,582
2.950%	10/01/26	292	312,702
3.157%(ff)	04/22/42	308	319,869
3.220%(ff)	03/01/25	1,511	1,596,394
3.328%(ff)	04/22/52	147	154,847
3.540%(ff)	05/01/28(a)	3,292	3,598,319
3.702%(ff)	05/06/30	62	68,471
3.782%(ff)	02/01/28	2,038	2,247,231
3.897%(ff)	01/23/49	149	171,535
3.900%	07/15/25	304	332,220
3.960%(ff)	01/29/27	1,442	1,591,858
4.005%(ff)	04/23/29	61	68,239
4.032%(ff)	07/24/48	376	437,968
4.260%(ff)	02/22/48	1,056	1,279,216
4.452%(ff)	12/05/29	404	464,764
4.500%	01/24/22	2,686	2,721,719
Sub. Notes
2.956%(ff)	05/13/31	1,423	1,481,793
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN
3.343%(ff)	10/02/31	250	252,405
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.627%(ff)	05/11/27(a)	1,149	1,147,805
3.750%	01/11/27	215	236,446
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.193%	02/25/25	2,425	2,505,120
2.665%	07/25/22	294	299,749
2.998%	02/22/22	110	111,167
3.455%	03/02/23	272	283,742
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.979%(ff)	09/08/31	893	862,314
2.201%(ff)	07/10/31	706	695,041
2.555%(ff)	09/13/25	2,437	2,549,366
2.839%(ff)	07/16/25	201	211,345
Morgan Stanley,
Sr. Unsec’d. Notes
0.731%(ff)	04/05/24	2,702	2,711,116
1.593%(ff)	05/04/27	1,882	1,887,413
3.217%(ff)	04/22/42	765	799,841
3.625%	01/20/27	661	728,550
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	532	529,489
2.239%(ff)	07/21/32	280	275,239
2.699%(ff)	01/22/31	4,257	4,401,145
3.700%	10/23/24	4,097	4,444,275
3.772%(ff)	01/24/29	1,814	2,008,262
4.431%(ff)	01/23/30	1,288	1,486,097
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	2,145	2,356,545
6.250%	08/09/26	416	507,057
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	1,019	1,099,425

A25

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Nanyang Commercial Bank Ltd. (Hong Kong),
Jr. Sub. Notes
5.000%(ff)	06/02/22(oo)	200	$201,822
NBK Tier 1 Financing Ltd. (Kuwait),
Gtd. Notes, 144A
3.625%(ff)	08/24/26(oo)	200	199,940
Northern Trust Corp.,
Sr. Unsec’d. Notes
3.150%	05/03/29	299	326,340
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	759	760,472
1.532%(ff)	08/21/26(a)	1,090	1,088,117
3.571%	01/10/23(a)	2,167	2,185,257
Sub. Notes, 144A
5.625%	09/15/45	1,935	2,497,903
Shinhan Financial Group Co. Ltd. (South Korea),
Jr. Sub. Notes
2.875%(ff)	05/12/26(oo)	200	198,604
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25	4,346	4,514,547
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	3,680	3,828,059
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
3.713%(c)	12/15/21(oo)	144	144,540
Jr. Sub. Notes, Series H
5.625%(ff)	12/15/23(a)(oo)	1,890	1,999,724
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.474%	07/08/25	2,344	2,361,358
2.348%	01/15/25	1,056	1,096,482
2.696%	07/16/24	5,185	5,440,866
3.040%	07/16/29	2,515	2,662,024
TMB Bank PCL (Thailand),
Jr. Sub. Notes, EMTN
4.900%(ff)	12/02/24(oo)	200	202,181
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24	2,796	2,942,094
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	285	288,054
7.000%(ff)	01/31/24(oo)	1,520	1,654,988
Sr. Unsec’d. Notes, 144A
1.494%(ff)	08/10/27	1,563	1,546,057
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27	2,318	2,306,580
Washington Mutual Bank,
Sr. Unsec’d. Notes
2.608%	05/01/09(d)	770	5,121
2.608%	11/06/09(d)	980	6,517
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41		1,625	$1,672,565
Sr. Unsec’d. Notes, MTN
3.584%(ff)	05/22/28		649	711,688
				243,921,574
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		2,853	3,448,849
4.900%	02/01/46		2,502	3,107,170
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30(a)		710	777,914
4.000%	04/13/28		537	606,009
4.350%	06/01/40		2,466	2,874,536
4.600%	04/15/48		1,158	1,386,256
4.600%	06/01/60		1,953	2,348,472
4.750%	01/23/29		2,432	2,863,726
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.300%	05/15/48		270	350,787
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27		154	159,745
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.000%	03/09/41	EUR	490	546,648
2.500%	06/01/40		305	296,946
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30		1,030	1,107,236
				19,874,294
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30(a)		697	712,285
4.400%	05/01/45		942	1,129,099
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30(a)		925	918,811
3.150%	05/01/50		438	420,637
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.150%	03/01/47		479	561,154
4.750%	03/01/46		1,101	1,382,964
				5,124,950
Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes
2.242%	02/15/25		2,180	2,258,795

A26

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	07/11/31	1,625	$1,629,063
5.200%	09/17/30	391	423,076
Johnson Controls International PLC,
Sr. Unsec’d. Notes
5.125%	09/14/45	7	9,180
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25(a)	1,271	1,304,132
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	107	112,645
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	46	51,415
4.200%	12/01/24	1,258	1,369,206
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	34	35,426
5.000%	02/15/27	81	83,689
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	164	172,569
			7,449,196
Chemicals — 0.9%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31	260	262,991
Ashland LLC,
Gtd. Notes, 144A
3.375%	09/01/31	3,170	3,206,035
Braskem America Finance Co. (Brazil),
Gtd. Notes, 144A
7.125%	07/22/41(a)	3,653	4,722,292
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes
8.500%(ff)	01/23/81	217	249,332
Gtd. Notes, 144A
5.875%	01/31/50	322	364,990
8.500%(ff)	01/23/81	417	479,131
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	1,371	1,541,589
Ecolab, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	08/18/55	893	859,000
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
2.625%	04/28/28	200	201,495
LYB International Finance III LLC,
Gtd. Notes
4.200%	05/01/50	616	701,917
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.000%	05/18/25	340	$375,840
Gtd. Notes, EMTN
5.875%	05/18/30	200	246,132
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	1,450	1,445,966
5.625%	04/25/24	2,968	3,217,651
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26	200	200,321
5.875%	09/17/44	3,439	4,237,079
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.500%	03/18/31	310	317,486
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30(a)	724	729,526
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/22/50(a)	2,480	2,673,207
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	396	410,376
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	1,035	1,026,763
Westlake Chemical Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/61	453	425,813
			27,894,932
Coal — 0.0%
SunCoke Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	06/30/29	883	879,504
Commercial Services — 0.5%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	184	191,153
Atento Luxco 1 SA (Brazil),
Sr. Sec’d. Notes, 144A
8.000%	02/10/26	157	171,821
Equifax, Inc.,
Sr. Unsec’d. Notes
2.600%	12/15/25(a)	487	510,766
3.300%	12/15/22	780	800,964
7.000%	07/01/37	310	438,994
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	715	1,037,451
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26(a)	1,658	1,641,224
3.200%	08/15/29	1,039	1,098,412
4.800%	04/01/26	1,016	1,152,244

A27

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
GXO Logistics, Inc.,
Sr. Unsec’d. Notes, 144A
1.650%	07/15/26	80	$79,462
2.650%	07/15/31	405	402,977
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	204	214,028
Moody’s Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	178	193,583
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	1,261	1,337,743
4.000%	03/18/29	1,072	1,206,645
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/25	674	717,497
9.250%	04/15/25	208	240,433
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,880	1,902,026
4.875%	01/15/28	262	277,157
5.250%	01/15/30	26	28,418
5.500%	05/15/27	163	171,206
			13,814,204
Computers — 0.6%
Apple, Inc.,
Sr. Unsec’d. Notes
2.550%	08/20/60	1,042	950,428
3.850%	05/04/43	653	762,434
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
4.900%	10/01/26	565	650,529
5.850%	07/15/25	469	545,510
8.350%	07/15/46	129	210,654
HCL America, Inc. (India),
Gtd. Notes, 144A
1.375%	03/10/26(a)	2,415	2,385,773
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23	1,263	1,353,057
4.650%	10/01/24(a)	2,648	2,924,512
6.200%	10/15/35(a)	2,364	3,121,822
HP, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	06/17/31	117	115,861
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	05/15/30(a)	1,830	1,807,862
3.300%	05/15/26	1,392	1,518,822
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	859	838,358
4.375%	05/15/30	1,436	1,625,472
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Science Applications International Corp.,
Gtd. Notes, 144A
4.875%	04/01/28	242	$250,296
Seagate HDD Cayman,
Gtd. Notes
4.125%	01/15/31	325	338,275
			19,399,665
Cosmetics/Personal Care — 0.1%
Natura Cosmeticos SA (Brazil),
Gtd. Notes, 144A
4.125%	05/03/28	2,010	2,035,568
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	138	140,828
Sr. Unsec’d. Notes, 144A
3.875%	11/15/29(a)	2,086	2,076,211
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25(a)	161	162,792
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27(a)	1,067	1,120,784
			3,500,615
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.450%	10/01/25	208	227,059
4.450%	04/03/26	600	655,356
Air Lease Corp.,
Sr. Unsec’d. Notes
1.875%	08/15/26	1,026	1,022,920
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26	3,083	3,337,825
Aircastle Ltd.,
Sr. Unsec’d. Notes, 144A
2.850%	01/26/28	2,808	2,846,382
Ally Financial, Inc.,
Sr. Unsec’d. Notes
3.050%	06/05/23(a)	3,855	3,999,695
American Express Co.,
Sr. Unsec’d. Notes
2.500%	07/30/24	2,612	2,745,122
Antares Holdings LP (Canada),
Sr. Unsec’d. Notes, 144A
3.950%	07/15/26	800	843,785
ASG Finance Designated Activity Co. (Cyprus),
Gtd. Notes, 144A
7.875%	12/03/24	694	684,271
Avolon Holdings Funding Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
2.750%	02/21/28	1,203	1,194,703

A28

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	2,526	$2,548,855
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.900%	01/29/24	1,024	1,096,356
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(a)(oo)	1,099	1,128,351
Coastal Emerald Ltd. (China),
Gtd. Notes
4.300%(ff)	08/01/24(oo)	300	305,626
Discover Financial Services,
Sr. Unsec’d. Notes
4.500%	01/30/26	188	210,602
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	978	1,175,671
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.100%	06/15/30	602	595,373
3.750%	09/21/28	317	353,480
Intercorp Peru Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	08/15/29	200	196,127
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	03/15/27(a)	1,941	1,998,289
5.875%	10/25/24	273	291,868
6.750%	06/25/25	88	95,850
6.750%	06/15/26	264	291,566
7.250%	09/25/23	90	98,137
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	1,067	1,142,701
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	930	925,750
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	3,170	3,147,465
Operadora de Servicios Mega SA de CV Sofom ER (Mexico),
Sr. Unsec’d. Notes, 144A
8.250%	02/11/25	200	201,602
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
2.900%	07/18/22	15	15,282
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	318,504
Rocket Mortgage LLC,
Gtd. Notes, 144A
5.250%	01/15/28	158	170,051
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29	843	852,423
3.875%	03/01/31(a)	1,710	1,724,745
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
4.000%	10/15/33	555	$550,988
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.100%	07/16/23	200	203,551
Synchrony Financial,
Sr. Unsec’d. Notes
3.700%	08/04/26	208	225,587
4.500%	07/23/25	16	17,662
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	11/15/25(a)	873	880,443
XP, Inc. (Brazil),
Gtd. Notes, 144A
3.250%	07/01/26	486	472,827
			38,792,850
Electric — 2.7%
Acwa Power Management & Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes, 144A
5.950%	12/15/39	3,036	3,648,149
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30	200	199,913
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes
4.250%	05/21/36	187	191,255
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.450%	05/15/51	516	535,094
3.950%	06/01/28	546	608,354
Sr. Unsec’d. Notes, Series H
3.450%	01/15/50	267	277,003
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.150%	09/15/49	388	403,217
3.800%	06/15/49	443	505,344
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50	472	531,682
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	100,735
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	561	595,591
3.950%	07/15/30	286	315,122
Alabama Power Co.,
Sr. Unsec’d. Notes
3.125%	07/15/51	95	97,383
3.450%	10/01/49	462	501,136
3.750%	03/01/45	187	211,590
4.150%	08/15/44	7	8,282
Ameren Illinois Co.,
First Mortgage
3.250%	03/15/50	343	364,318
3.800%	05/15/28(a)	477	533,789

A29

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	160	$158,439
3.200%	09/15/49	204	212,675
3.500%	08/15/46	419	456,052
3.750%	08/15/47	318	361,980
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,890	1,823,531
4.500%	02/15/28	1,761	1,796,898
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	2,244	2,243,612
Capex SA (Argentina),
Sr. Unsec’d. Notes, 144A
6.875%	05/15/24	122	115,898
CenterPoint Energy Houston Electric LLC,
First Mortgage
3.350%	04/01/51	447	485,639
First Mortgage, Series AE
2.350%	04/01/31	266	271,157
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes, SOFR + 0.650%
0.700%(c)	05/13/24(a)	1,391	1,394,035
China Huadian Overseas Development 2018 Ltd. (China),
Gtd. Notes
3.375%(ff)	06/23/25(oo)	250	260,019
Clearway Energy Operating LLC,
Gtd. Notes, 144A
3.750%	02/15/31(a)	2,416	2,436,537
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	3,173	3,720,081
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48	270	317,623
First Mortgage, Series 130
3.125%	03/15/51	405	419,169
Consumers Energy Co.,
First Mortgage
2.650%	08/15/52	33	31,427
3.100%	08/15/50	259	268,840
3.500%	08/01/51	226	250,751
3.750%	02/15/50	742	854,687
4.050%	05/15/48	172	204,474
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25	541	579,528
4.350%	04/15/29	1,045	1,139,484
DTE Electric Co.,
General Ref. Mortgage
3.950%	03/01/49	353	417,607
General Ref. Mortgage, Series A
4.050%	05/15/48	576	688,176
Duke Energy Carolinas LLC,
First Mortgage
3.450%	04/15/51	161	175,093
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
3.700%	12/01/47	161	$179,366
3.950%	11/15/28	280	318,140
3.950%	03/15/48	142	163,944
First Ref. Mortgage
3.750%	06/01/45	187	208,414
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	446	433,347
2.500%	12/01/29	1,327	1,376,505
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	205	201,567
3.450%	03/15/29	1,535	1,694,882
Edison International,
Sr. Unsec’d. Notes
2.400%	09/15/22	118	119,919
3.125%	11/15/22	3	3,073
4.950%	04/15/25	779	859,040
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.250%	07/18/29	221	219,892
4.375%	02/15/31	200	197,732
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26(a)	655	716,219
Enel Generacion Chile SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/15/24	1,094	1,167,421
Entergy Arkansas LLC,
First Mortgage
3.350%	06/15/52	276	291,944
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30	1,055	1,089,474
Entergy Louisiana LLC,
Collateral Trust
4.200%	09/01/48	643	771,350
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50	145	183,042
5.100%	06/15/45	88	115,498
FEL Energy VI Sarl (Mexico),
Sr. Sec’d. Notes
5.750%	12/01/40(a)	320	335,158
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	146	147,376
2.650%	03/01/30(a)	749	745,309
Sr. Unsec’d. Notes, Series B
4.400%	07/15/27(a)	901	986,968
Sr. Unsec’d. Notes, Series C
3.400%	03/01/50	442	429,307
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,670	1,818,856
4.550%	04/01/49	1,122	1,311,852

A30

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
5.450%	07/15/44	400	$511,864
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	949	1,005,057
3.700%	12/01/47	364	421,874
3.950%	03/01/48	545	657,889
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA (Argentina),
Gtd. Notes, 144A
9.625%	07/27/23	461	368,949
Genneia SA (Argentina),
Sr. Sec’d. Notes, 144A
8.750%	09/02/27	178	171,309
LLPL Capital Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.875%	02/04/39	179	210,360
MidAmerican Energy Co.,
First Mortgage
2.700%	08/01/52	647	622,260
3.100%	05/01/27	88	95,683
3.650%	04/15/29	2,124	2,377,376
4.250%	07/15/49	328	405,535
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	135,494
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	250	250,207
National Rural Utilities Cooperative Finance Corp.,
Sub. Notes
4.750%(ff)	04/30/43(a)	2,384	2,482,062
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	388	393,343
3.200%	04/01/52	221	234,707
3.600%	05/15/46	102	114,281
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	134	142,595
Gtd. Notes, 144A
3.875%	02/15/32	950	939,334
5.250%	06/15/29	120	127,984
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	1,665	1,684,284
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.950%	04/01/30	293	335,301
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	382,083
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31(a)	313	298,985
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51(a)	387	374,643
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.100%	09/15/49	203	$213,093
3.700%	11/15/28	651	731,046
3.800%	09/30/47	277	320,597
5.350%	10/01/52	206	304,651
5.750%	03/15/29	10	12,468
Orazul Energy Egenor SCA (Peru),
Gtd. Notes, 144A
5.625%	04/28/27	200	201,748
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	1,165	1,214,285
PECO Energy Co.,
First Mortgage
3.050%	03/15/51(a)	562	575,134
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
6.250%	01/25/49	200	252,748
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	1,203	1,225,788
5.250%	07/01/30(a)	1,713	1,753,447
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	292	250,515
3.650%	09/01/28	792	885,042
Sr. Sec’d. Notes, MTN
3.000%	03/01/51	140	143,950
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	999	988,726
First Mortgage, Series 20C
1.200%	02/01/26	192	190,608
First Mortgage, Series E
3.700%	08/01/25	775	842,546
First Ref. Mortgage
1.845%	02/01/22	70	70,236
Southwestern Public Service Co.,
First Mortgage, Series 8
3.150%	05/01/50	661	690,378
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak (Indonesia),
Sr. Sec’d. Notes
4.850%	10/14/38(a)	250	279,930
Sr. Sec’d. Notes, 144A
4.850%	10/14/38	340	380,705
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	304	151,044
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.300%	06/15/48	158	192,844
4.450%	06/15/49	242	303,913

A31

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	1,800	$1,938,580
Transelec SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/25	1,620	1,766,506
4.625%	07/26/23	360	384,331
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	624	718,628
Sr. Unsec’d. Notes, Series A
6.000%	05/15/37	67	92,623
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	209	215,874
5.500%	09/01/26	209	214,855
5.625%	02/15/27	209	216,353
Sr. Sec’d. Notes, 144A
4.300%	07/15/29	1,436	1,531,178
			80,794,793
Electrical Components & Equipment — 0.0%
Molex Electronic Technologies LLC,
Sr. Unsec’d. Notes, 144A
3.900%	04/15/25	1,110	1,163,562
Electronics — 0.2%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.100%	06/04/30	408	403,624
2.750%	09/15/29	109	113,938
3.050%	09/22/26	1,053	1,131,078
Jabil, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/31	944	965,037
Sensata Technologies BV,
Gtd. Notes, 144A
4.000%	04/15/29	975	992,202
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31(a)	1,074	1,081,056
			4,686,935
Energy-Alternate Sources — 0.0%
Continuum Energy Levanter Pte Ltd. (India),
Sr. Sec’d. Notes, 144A
4.500%	02/09/27	248	255,981
Greenko Dutch BV (India),
Gtd. Notes
3.850%	03/29/26	200	203,333
ReNew Power Synthetic (India),
Sr. Sec’d. Notes
6.670%	03/12/24	300	312,277
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Energy-Alternate Sources (cont’d.)
Renewable Energy Group, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/28	68	$70,320
			841,911
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes, 144A
5.125%	08/11/61	210	221,176
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes
6.125%	10/31/26	200	201,291
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	644	657,207
Stoneway Capital Corp. (Argentina),
Sr. Sec’d. Notes
10.000%	03/01/27(d)	706	180,571
Sr. Sec’d. Notes, 144A
10.000%	03/01/27(d)	687	175,813
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	170	176,946
			1,613,004
Entertainment — 0.2%
Affinity Gaming,
Sr. Sec’d. Notes, 144A
6.875%	12/15/27	189	198,647
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	1,258	1,325,454
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29	104	105,461
8.125%	07/01/27(a)	396	445,048
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)	279	282,942
Sr. Sec’d. Notes, 144A
5.750%	07/01/25	235	247,643
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)	168	172,507
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27	166	170,358
Sr. Sec’d. Notes, 144A
5.500%	05/01/25	464	484,005
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	102	106,544
5.500%	04/01/27	199	207,160
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	323	328,955

A32

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27	821	$881,799
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	78	80,203
SeaWorld Parks & Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/01/25	354	380,488
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	477	480,547
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)	428	451,378
			6,349,139
Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes, 144A
4.875%	07/15/27	112	116,425
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.950%	05/15/28	177	198,908
Waste Management, Inc.,
Gtd. Notes
1.150%	03/15/28	911	877,732
2.000%	06/01/29	229	230,166
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26	86	87,051
			1,510,282
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	183	188,680
Foods — 0.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26(a)	2,236	2,277,000
3.500%	03/15/29	1,710	1,703,065
4.875%	02/15/30	34	36,718
5.875%	02/15/28	156	166,085
BRF GmbH (Brazil),
Gtd. Notes, 144A
4.350%	09/29/26	273	281,025
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	09/21/50(a)	2,825	2,709,837
Cydsa SAB de CV (Mexico),
Gtd. Notes, 144A
6.250%	10/04/27	347	361,791
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	07/07/27	201	207,432
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28	193	$209,269
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	236	263,316
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	53	58,968
Kraft Heinz Foods Co.,
Gtd. Notes
3.875%	05/15/27	835	911,012
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
4.375%	03/18/31(a)	2,365	2,287,310
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.750%	04/13/30(a)	696	728,226
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	180	188,377
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	284	301,188
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	2,377	2,396,317
5.500%	12/15/29	131	138,920
5.625%	01/15/28	163	171,265
5.750%	03/01/27	224	232,734
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	2,964	2,938,320
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	239	240,313
			18,808,488
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.750%	11/15/29	172	244,326
8.875%	05/15/31	159	248,237
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26	276	272,804
1.750%	09/30/25	544	556,487
2.100%	04/30/27	75	77,102
2.300%	04/30/30	144	146,732
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41	225	315,552
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.125%	01/15/32	1,400	1,353,940
3.750%	01/15/31(a)	1,146	1,179,777
			4,394,957

A33

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
0.625%	03/09/23(a)		1,596	$1,596,050
4.125%	03/15/49		219	260,903
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		428	445,894
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30(a)		1,606	1,540,493
ONE Gas, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		196	192,634
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/31		428	431,234
Promigas SA ESP/Gases del Pacifico SAC (Colombia),
Sr. Unsec’d. Notes
3.750%	10/16/29		332	333,512
				4,800,720
Healthcare-Products — 0.2%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		509	525,655
DH Europe Finance II Sarl,
Gtd. Notes
1.800%	09/18/49	EUR	315	384,538
Medtronic Global Holdings SCA,
Gtd. Notes
1.500%	07/02/39	EUR	420	507,250
1.750%	07/02/49	EUR	500	609,236
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,825	1,825,000
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41		390	388,905
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49	EUR	610	744,551
				4,985,135
Healthcare-Services — 0.7%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		283	337,703
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		379	413,921
4.101%	03/01/28		506	572,190
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28		612	614,958
2.500%	03/01/31		2,423	2,388,111
2.625%	08/01/31		1,590	1,580,166
3.375%	02/15/30(a)		1,592	1,647,790
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.625%	12/15/29	119	$129,616
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.250%	05/01/28	18	18,712
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	2,415	2,485,897
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	83	86,103
4.750%	02/01/30	83	87,337
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	300	317,798
5.375%	02/01/25	334	373,174
5.625%	09/01/28	50	59,493
5.875%	02/01/29	67	80,518
Sr. Sec’d. Notes
2.375%	07/15/31	1,593	1,566,018
4.750%	05/01/23	1,087	1,155,151
5.250%	04/15/25	1,287	1,458,567
5.250%	06/15/26	1,098	1,260,111
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	448	533,250
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26	1,460	1,536,157
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27	501	520,724
Sr. Sec’d. Notes, 144A
4.250%	06/01/29	427	433,682
4.625%	09/01/24	98	100,226
4.625%	06/15/28	47	48,758
4.875%	01/01/26	328	339,468
5.125%	11/01/27	50	52,272
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/51	168	179,114
4.200%	01/15/47	621	750,265
4.625%	11/15/41	905	1,134,388
			22,261,638
Holding Companies-Diversified — 0.0%
CITIC Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.850%	02/25/30	200	204,309
Home Builders — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	100	101,033
6.625%	01/15/28	673	717,820
9.875%	04/01/27	459	513,912

A34

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	621	$683,780
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	197	207,143
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	135	137,984
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	833	888,156
D.R. Horton, Inc.,
Gtd. Notes
1.300%	10/15/26(a)	1,639	1,621,365
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	1,044	1,044,785
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24	37	40,032
4.750%	11/15/22	160	165,795
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	560	587,830
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	372	380,584
5.250%	12/15/27	294	307,117
New Home Co., Inc. (The),
Gtd. Notes, 144A
7.250%	10/15/25	116	121,943
NVR, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/30	1,415	1,478,558
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	22	25,090
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	307	333,805
5.700%	06/15/28	31	33,811
			9,390,543
Household Products/Wares — 0.0%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
2.431%	07/01/31	425	423,617
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25(a)	443	489,027
Insurance — 0.4%
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	–(d)(rr)	42	58,494
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30(a)		551	$601,810
4.375%	01/15/55		203	250,516
4.500%	07/16/44		616	752,129
Aon Corp.,
Gtd. Notes
2.800%	05/15/30		642	671,005
3.750%	05/02/29		352	391,336
4.500%	12/15/28		1,320	1,528,420
Ascot Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
4.250%	12/15/30		385	405,505
Athene Global Funding,
Sec’d. Notes, 144A
2.450%	08/20/27		1,600	1,652,238
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)		1,972	2,383,397
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43		139	164,193
Heungkuk Life Insurance Co. Ltd. (South Korea),
Sub. Notes
4.475%(ff)	11/09/22(oo)		200	202,999
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60		972	1,078,030
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
1.349%	09/21/26	EUR	485	593,667
1.979%	03/21/30	EUR	307	394,674
2.250%	11/15/30(a)		756	760,138
OneAmerica Financial Partners, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50(a)		368	392,084
				12,280,635
Internet — 0.5%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.250%	02/09/61		495	458,739
3.600%	11/28/24		135	144,868
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50		1,460	1,370,290
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.375%	10/09/30		520	510,412
3.075%	04/07/25(a)		800	839,372
eBay, Inc.,
Sr. Unsec’d. Notes
1.400%	05/10/26		1,128	1,131,180
Expedia Group, Inc.,
Gtd. Notes
3.600%	12/15/23(a)		1,125	1,190,676

A35

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
4.625%	08/01/27	552	$625,949
Gtd. Notes, 144A
6.250%	05/01/25	279	321,591
MercadoLibre, Inc. (Argentina),
Gtd. Notes
2.375%	01/14/26(a)	530	521,072
3.125%	01/14/31(a)	710	686,660
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	55	63,307
6.375%	05/15/29	26	32,889
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30	34	40,047
5.375%	11/15/29	30	36,344
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	1,640	1,700,883
3.832%	02/08/51	2,548	2,318,507
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.290%	06/03/60	2,540	2,388,779
Sr. Unsec’d. Notes, EMTN
3.240%	06/03/50	275	261,058
			14,642,623
Investment Companies — 0.5%
Ares Capital Corp.,
Sr. Unsec’d. Notes
2.150%	07/15/26(a)	3,282	3,289,016
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/26	2,510	2,621,694
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.875%	11/13/29	200	175,240
4.500%	05/29/29	200	183,280
Huarong Finance Co. Ltd. (China),
Gtd. Notes
4.750%	04/27/27	200	189,477
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.375%	02/01/29(a)	1,805	1,802,240
5.250%	05/15/27	1,019	1,058,841
MDGH - GMTN BV (United Arab Emirates),
Gtd. Notes, 144A, MTN
2.500%	11/07/24	390	407,779
2.875%	11/07/29	261	275,205
Owl Rock Capital Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/27	757	757,148
3.400%	07/15/26	1,999	2,081,764
Owl Rock Technology Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	06/17/26	1,502	1,586,395
			14,428,079
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.0%
ABJA Investment Co. Pte Ltd. (India),
Sr. Unsec’d. Notes
5.450%	01/24/28	200	$217,980
Nucor Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/28	300	337,015
Periama Holdings LLC (India),
Gtd. Notes
5.950%	04/19/26	200	214,529
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30	223	231,016
			1,000,540
Lodging — 0.3%
Boyd Gaming Corp.,
Gtd. Notes, 144A
8.625%	06/01/25	146	158,045
Champion Path Holdings Ltd. (Macau),
Gtd. Notes
4.850%	01/27/28	200	202,676
Fortune Star BVI Ltd. (China),
Gtd. Notes
5.050%	01/27/27	200	196,751
5.950%	10/19/25	200	203,950
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	34	36,422
Gtd. Notes, 144A
3.625%	02/15/32	1,619	1,595,865
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	184	210,463
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	2,846	3,025,124
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31(a)	385	388,648
Marriott Ownership Resorts, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	09/15/25(a)	342	362,057
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes
5.375%	12/04/29	220	223,831
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes
5.875%	05/15/26	200	204,019
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	17	17,840
5.500%	04/15/27	28	30,456
5.750%	06/15/25	29	31,651
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.375%	06/18/30	250	260,934

A36

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25	69	$69,980
Studio City Finance Ltd. (Macau),
Gtd. Notes
5.000%	01/15/29	200	184,555
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27(a)	185	186,837
5.500%	03/01/25	368	375,488
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes
5.500%	01/15/26	200	193,983
			8,159,575
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	11/08/24(a)	788	823,141
Machinery-Diversified — 0.2%
Clark Equipment Co. (South Korea),
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	431	452,242
CNH Industrial Capital LLC,
Gtd. Notes
1.950%	07/02/23	890	910,004
4.200%	01/15/24	1,471	1,579,390
4.375%	04/05/22(a)	1,721	1,754,160
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	03/07/24	819	859,878
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30(a)	412	422,897
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	608	638,731
			6,617,302
Media — 1.1%
AMC Networks, Inc.,
Gtd. Notes
4.250%	02/15/29(a)	2,596	2,583,576
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34	3,330	3,308,776
4.750%	03/01/30	242	252,976
5.000%	02/01/28	463	483,311
5.125%	05/01/27(a)	440	458,208
5.375%	06/01/29	211	227,993
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	72	71,961
3.850%	04/01/61	534	508,995
3.950%	06/30/62	235	227,248
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
4.400%	12/01/61		512	$534,238
5.125%	07/01/49		164	192,532
5.375%	05/01/47		155	185,665
5.750%	04/01/48		145	183,404
6.484%	10/23/45		2,864	3,887,409
Clear Channel Worldwide Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	08/15/27		254	262,772
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31(a)		2,077	2,042,161
2.650%	02/01/30		1,615	1,684,551
3.150%	02/15/28		562	610,500
3.400%	04/01/30		479	526,238
3.450%	02/01/50		288	306,013
3.750%	04/01/40		431	485,110
3.969%	11/01/47		238	271,332
4.000%	08/15/47		663	759,673
Gtd. Notes, 144A
2.887%	11/01/51		543	520,664
2.937%	11/01/56		240	227,784
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		624	660,869
3.600%	06/15/51(a)		617	646,301
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30(a)		413	419,929
7.500%	04/01/28		201	217,348
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		103	68,235
Discovery Communications LLC,
Gtd. Notes
1.900%	03/19/27	EUR	1,239	1,531,512
Gray Television, Inc.,
Gtd. Notes, 144A
7.000%	05/15/27(a)		137	146,858
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26		134	141,414
Sr. Sec’d. Notes, 144A
4.750%	01/15/28		22	22,663
5.250%	08/15/27		156	162,237
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28		232	240,642
5.625%	07/15/27		192	203,359
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.000%	07/15/28		1,733	1,763,701
5.000%	08/01/27		241	251,438
5.500%	07/01/29		202	218,947
TEGNA, Inc.,
Gtd. Notes
4.625%	03/15/28(a)		445	455,052

A37

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
5.000%	09/15/29(a)	36	$37,070
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	392	425,269
5.875%	11/15/40	684	862,343
6.550%	05/01/37	625	844,981
6.750%	06/15/39	1,584	2,166,770
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/43	303	347,017
5.850%	09/01/43	566	773,471
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
4.375%	04/15/29	290	298,198
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	832	929,845
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	254	262,453
			34,901,012
Metal Fabricate/Hardware — 0.0%
HTA Group Ltd. (Tanzania),
Gtd. Notes, 144A
7.000%	12/18/25	265	278,519
Mining — 0.6%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.250%	03/17/28(a)	365	363,730
2.625%	09/10/30	285	282,498
2.875%	03/17/31(a)	318	319,625
3.950%	09/10/50(a)	670	715,508
5.625%	04/01/30(a)	1,969	2,376,276
AngloGold Ashanti Holdings PLC (Tanzania),
Gtd. Notes
3.750%	10/01/30	200	204,962
Chinalco Capital Holdings Ltd. (China),
Gtd. Notes
4.250%	04/21/22	300	304,658
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31(a)	2,150	2,222,844
4.500%	09/15/27	22	23,255
Freeport-McMoRan, Inc.,
Gtd. Notes
5.250%	09/01/29	22	23,914
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes, 144A
4.250%	10/02/50	2,247	2,342,997
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
1.625%	04/27/26	1,611	1,603,954
2.500%	09/01/30(a)	5,373	5,272,496
2.625%	09/23/31	296	289,979
2.850%	04/27/31(a)	610	612,358
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Sr. Unsec’d. Notes, 144A
3.375%	09/23/51	141	$134,054
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	783	779,063
Vedanta Resources Finance II PLC (India),
Gtd. Notes
13.875%	01/21/24	200	215,556
Gtd. Notes, 144A
8.950%	03/11/25	400	399,019
			18,486,746
Miscellaneous Manufacturing — 0.3%
General Electric Co.,
Sr. Unsec’d. Notes
4.250%	05/01/40	2,203	2,578,077
4.350%	05/01/50(a)	582	701,434
4.500%	03/11/44	8	9,648
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39	71	105,598
Pearl Holding III Ltd. (China),
Sr. Sec’d. Notes
9.500%	12/11/22	200	72,921
Textron, Inc.,
Sr. Unsec’d. Notes
3.000%	06/01/30	4,070	4,271,647
3.900%	09/17/29	830	923,873
			8,663,198
Oil & Gas — 1.7%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.000%	01/15/25	600	631,500
BP Capital Markets America, Inc.,
Gtd. Notes
3.001%	03/17/52	440	421,163
3.119%	05/04/26	347	374,926
3.379%	02/08/61	200	198,980
3.790%	02/06/24	625	668,972
California Resources Corp.,
Gtd. Notes, 144A
7.125%	02/01/26	148	156,248
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	48	46,810
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26	58	56,825
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21(d)	113	2,684
6.125%	02/15/21(d)	1,467	34,841
6.625%	08/15/20(d)	100	2,375
Gtd. Notes, 144A
5.875%	02/01/29(a)	373	398,497

A38

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50(a)		305	$275,756
4.950%	08/15/47		170	226,519
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24		196	197,487
CNPC General Capital Ltd. (China),
Gtd. Notes, 144A
3.950%	04/19/22		2,445	2,486,603
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25		112	114,858
Devon Energy Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/30(a)		1,861	2,025,429
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31(a)		1,087	1,127,095
3.500%	12/01/29		1,530	1,636,765
4.750%	05/31/25		1,074	1,198,551
Dolphin Energy Ltd. LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
5.500%	12/15/21		2,360	2,381,503
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		132	143,385
6.875%	04/29/30		674	788,777
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		1,545	1,576,598
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.150%	01/15/26(a)		309	344,838
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27		915	992,108
5.000%	01/15/29		208	234,725
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26		184	188,532
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.408%	06/26/39	EUR	860	966,378
Frontera Energy Corp. (Colombia),
Gtd. Notes, 144A
7.875%	06/21/28		255	247,766
Geopark Ltd. (Colombia),
Gtd. Notes, 144A
5.500%	01/17/27		200	197,936
Great Western Petroleum LLC/Great Western Finance Corp.,
Sec’d. Notes, 144A
12.000%	09/01/25(a)		237	240,840
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.500%	04/14/33		234	241,809
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		1,361	$1,477,462
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/45		177	227,947
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26		37	38,176
MC Brazil Downstream Trading Sarl (Brazil),
Sr. Sec’d. Notes, 144A
7.250%	06/30/31		215	216,668
Medco Oak Tree Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
7.375%	05/14/26		200	212,811
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25(a)		2,416	2,708,565
8.000%	07/15/25		400	477,397
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		—(r)	33
Oil & Gas Holding Co. BSCC (The) (Bahrain),
Sr. Unsec’d. Notes
7.625%	11/07/24		261	286,405
Oil India Ltd. (India),
Sr. Unsec’d. Notes
5.125%	02/04/29		200	223,719
OQ SAOC (Oman),
Sr. Unsec’d. Notes, 144A, MTN
5.125%	05/06/28		200	202,633
Pan American Energy LLC (Argentina),
Sr. Sec’d. Notes, 144A
9.125%	04/30/27(a)		1,149	1,287,457
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25(a)		318	354,454
6.250%	03/17/24		90	100,477
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		191	188,308
5.625%	01/23/46		41	32,970
6.350%	02/12/48		138	116,125
6.500%	01/23/29		701	720,214
6.875%	10/16/25		502	550,139
6.950%	01/28/60		110	96,104
7.690%	01/23/50		227	214,733
Gtd. Notes, Series 2013-2
7.190%	09/12/24	MXN	5,413	250,466
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.125%	10/06/24		323	324,195
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		2,437	2,439,104
3.300%	07/12/51(a)		323	326,744

A39

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	385	$406,415
5.000%	03/15/23	1,258	1,305,569
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.946%	06/17/24	1,200	1,188,671
Santos Finance Ltd. (Australia),
Gtd. Notes, EMTN
5.250%	03/13/29	200	224,191
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70	1,865	1,759,918
Sr. Unsec’d. Notes, 144A, MTN
4.375%	04/16/49(a)	1,595	1,816,132
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
8.875%	11/15/24	37	37,993
Shell International Finance BV (Netherlands),
Gtd. Notes
2.375%	11/07/29(a)	2,010	2,084,891
SM Energy Co.,
Sec’d. Notes, 144A
10.000%	01/15/25(a)	560	624,765
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38	217	302,853
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
6.000%	04/15/27	46	47,956
Tap Rock Resources LLC,
Sr. Unsec’d. Notes, 144A
7.000%	10/01/26	710	726,909
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43	4,758	5,001,623
Gtd. Notes, EMTN
3.750%	06/18/50	275	249,786
Ultrapar International SA (Brazil),
Gtd. Notes, 144A
5.250%	10/06/26	1,701	1,862,981
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.000%	12/15/47	276	182,608
			51,724,646
Oil & Gas Services — 0.1%
Bristow Group, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/28	237	246,681
Hilong Holding Ltd. (China),
Sr. Sec’d. Notes
9.750%	11/18/24	207	178,537
Pioneer Energy Services Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK N/A
11.000%	05/15/25^	540	600,607
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services (cont’d.)
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24	848	$869,279
			1,895,104
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
4.875%	03/15/26	26	28,673
Klabin Austria GmbH (Brazil),
Gtd. Notes, 144A
3.200%	01/12/31	235	224,423
7.000%	04/03/49	1,955	2,388,134
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23	121	127,917
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.050%	10/01/51	167	164,887
			2,934,034
Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22	459	468,815
2.600%	11/21/24	5,065	5,324,153
3.200%	05/14/26	1,211	1,305,357
3.800%	03/15/25(a)	531	576,840
4.250%	11/21/49	158	187,069
4.300%	05/14/36	221	260,241
4.500%	05/14/35	777	928,787
4.625%	10/01/42	6	7,243
4.700%	05/14/45	872	1,076,388
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
1.375%	08/06/30(a)	1,004	955,503
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	275	293,320
9.250%	04/01/26	236	252,046
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30	1,326	1,236,187
7.000%	01/15/28	115	117,820
7.250%	05/30/29	119	121,846
9.000%	12/15/25	240	254,154
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	119	123,396
5.750%	08/15/27	67	70,310
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	387	422,403
4.375%	10/15/28	1,995	2,305,620
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	2,566	2,759,254

A40

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
3.750%	04/01/30		651	$723,428
5.050%	03/25/48		324	417,832
5.125%	07/20/45		908	1,169,563
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.900%	08/28/28		32	37,475
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	285	364,756
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)		570	590,806
Johnson & Johnson,
Sr. Unsec’d. Notes
3.750%	03/03/47		188	223,388
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.450%	06/24/50		191	177,544
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/30		1,846	1,947,572
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.000%	07/09/40	EUR	840	1,047,131
2.050%	03/31/30		1,098	1,081,167
5.000%	11/26/28		377	449,845
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26(a)		1,374	1,316,108
7.125%	01/31/25(a)		1,795	1,960,778
Viatris, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50		462	491,062
				31,045,207
Pipelines — 1.9%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47		200	236,022
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25		87	94,049
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29		81	92,673
Buckeye Partners LP,
Sr. Unsec’d. Notes
3.950%	12/01/26		22	22,456
4.150%	07/01/23		206	212,993
4.350%	10/15/24		274	288,069
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25		124	128,456
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35		706	753,309
3.402%	01/15/38		818	857,299
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	1,495	$1,728,893
5.875%	03/31/25(a)	688	777,074
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	50	53,190
Gtd. Notes, 144A
3.250%	01/31/32	107	107,404
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	290	305,791
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	26	29,289
5.375%	07/15/25	28	30,960
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	2,189	2,296,480
4.050%	03/15/25(a)	328	353,965
4.250%	04/01/24	93	99,470
5.950%	12/01/25	666	772,134
6.050%	06/01/41(a)	3,969	4,922,668
6.100%	02/15/42	149	185,089
6.500%	02/01/42	562	731,732
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22	1,023	1,055,926
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29(a)	1,347	1,446,181
3.300%	02/15/53	209	205,278
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23	753	787,748
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29	1,306	1,356,606
6.500%	07/01/27	890	1,001,412
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
2.625%	03/31/36	225	221,883
Sr. Sec’d. Notes, 144A
2.940%	09/30/40	360	359,881
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.600%	10/15/25	242	248,363
3.450%	10/15/27	120	126,734
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	4,820	5,203,347
5.000%	08/15/42	202	238,718
Gtd. Notes, MTN
6.950%	01/15/38	203	287,800
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34	143	176,381

A41

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Gtd. Notes, 144A
5.625%	11/15/23	262	$285,367
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	283	284,717
4.875%	12/01/24	671	743,218
New Fortress Energy, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	09/30/26	867	829,719
6.750%	09/15/25(a)	2,110	2,030,068
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
3.250%	07/15/31	1,093	1,122,674
4.875%	08/15/27(a)	562	639,116
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	1,263	1,397,916
Rattler Midstream LP,
Gtd. Notes, 144A
5.625%	07/15/25	1,026	1,069,512
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	455	523,693
5.625%	04/15/23	996	1,058,439
5.625%	03/01/25	1,567	1,778,235
5.750%	05/15/24	2,575	2,867,375
5.875%	06/30/26	2,363	2,778,834
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
0.625%	04/28/23	796	795,807
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	26	27,364
5.375%	02/01/27	81	83,859
5.500%	03/01/30	34	37,185
6.500%	07/15/27	549	591,886
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	981	1,061,621
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34	209	245,951
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.950%	05/15/50(a)	540	605,411
4.000%	03/15/28	1,200	1,340,068
7.850%	02/01/26	1,682	2,098,804
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28	2,271	2,583,974
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30(a)	2,866	3,114,244
			57,790,780
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Private Equity — 0.0%
GLP Pte Ltd. (Singapore),
Sub. Notes
4.500%(ff)	05/17/26(oo)	200	$196,450
Real Estate — 0.3%
Agile Group Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	01/02/25	200	188,245
Sr. Unsec’d. Notes
8.375%(ff)	12/04/23(oo)	200	186,968
Arabian Centres Sukuk II Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.625%	10/07/26	345	359,032
Central China Real Estate Ltd. (China),
Sr. Sec’d. Notes
7.900%	11/07/23	200	128,321
CFLD Cayman Investment Ltd. (China),
Gtd. Notes
8.600%	04/08/24(d)	200	83,385
China Aoyuan Group Ltd. (China),
Sr. Sec’d. Notes
6.350%	02/08/24	250	212,405
China Evergrande Group (China),
Sr. Sec’d. Notes
12.000%	01/22/24(d)	250	60,689
China Resources Land Ltd. (China),
Sub. Notes, EMTN
3.750%(ff)	12/09/24(oo)	200	207,693
China SCE Group Holdings Ltd. (China),
Sr. Sec’d. Notes
7.000%	05/02/25	200	188,993
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
5.950%	10/20/25	250	250,106
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
3.300%	01/12/31	200	183,296
5.400%	05/27/25	200	204,148
6.150%	09/17/25	200	209,356
Easy Tactic Ltd. (China),
Sr. Sec’d. Notes
8.125%	07/11/24	200	131,834
Esic Sukuk Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.939%	07/30/24	200	207,464
Fantasia Holdings Group Co. Ltd. (China),
Sr. Sec’d. Notes
7.950%	07/05/22(d)	200	69,058
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	552	577,654
Hopson Development Holdings Ltd. (China),
Gtd. Notes
7.000%	05/18/24	200	188,739
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	397	419,285

A42

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
11.700%	11/11/25	200	$153,003
11.950%	10/22/22	200	169,854
KWG Group Holdings Ltd. (China),
Sr. Sec’d. Notes
5.875%	11/10/24	200	182,868
Logan Group Co. Ltd. (China),
Gtd. Notes
6.500%	07/16/23	200	200,033
New Metro Global Ltd. (China),
Gtd. Notes
6.800%	08/05/23	200	198,014
NWD Finance BVI Ltd. (Hong Kong),
Gtd. Notes
4.125%(ff)	03/10/28(oo)	200	197,846
NWD MTN Ltd. (Hong Kong),
Gtd. Notes
4.125%	07/18/29	200	200,682
Powerlong Real Estate Holdings Ltd. (China),
Sr. Sec’d. Notes
7.125%	11/08/22	200	199,265
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27	54	59,521
Redsun Properties Group Ltd. (China),
Gtd. Notes
10.500%	10/03/22	200	185,155
RKPF Overseas 2019 A Ltd. (China),
Gtd. Notes
5.900%	03/05/25	200	194,091
6.000%	09/04/25	200	193,038
Ronshine China Holdings Ltd. (China),
Sr. Sec’d. Notes
8.950%	01/22/23	200	148,000
Scenery Journey Ltd. (China),
Gtd. Notes
12.000%	10/24/23(d)	250	44,081
Seazen Group Ltd. (China),
Sr. Sec’d. Notes
6.450%	06/11/22	200	196,573
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
4.600%	07/13/30	250	235,719
Shui On Development Holding Ltd. (China),
Gtd. Notes
6.150%	08/24/24	200	199,274
Sino-Ocean Land Treasure IV Ltd. (China),
Gtd. Notes
4.750%	08/05/29	200	190,384
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.500%	01/10/25	200	161,069
7.000%	07/09/25	200	161,200
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Theta Capital Pte Ltd. (Indonesia),
Gtd. Notes
8.125%	01/22/25		200	$208,257
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	04/26/22		200	197,029
5.750%	01/14/27		200	177,687
Wanda Group Overseas Ltd. (China),
Gtd. Notes
7.500%	07/24/22		200	187,860
Yango Justice International Ltd. (China),
Gtd. Notes
7.875%	09/04/24		200	129,159
Yanlord Land HK Co. Ltd. (China),
Sr. Sec’d. Notes
6.800%	02/27/24		200	200,661
Yuzhou Group Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
7.375%	01/13/26		200	132,735
8.500%	02/26/24		300	238,656
Zhenro Properties Group Ltd. (China),
Gtd. Notes
6.630%	01/07/26		200	169,954
7.350%	02/05/25		200	174,795
				9,343,134
Real Estate Investment Trusts (REITs) — 1.1%
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
2.375%	07/15/31		172	170,441
3.375%	07/15/51		242	244,996
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25		7	7,005
1.600%	04/15/26		343	344,563
2.400%	03/15/25		1,186	1,233,263
3.800%	08/15/29		405	448,466
3.950%	03/15/29		550	612,452
5.000%	02/15/24		43	47,240
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		322	358,595
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		257	269,828
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.050%	07/15/26(a)		728	713,122
3.100%	11/15/29		1,814	1,905,561
3.300%	07/01/30		584	622,605
4.150%	07/01/50		139	157,803
4.450%	02/15/26		9	10,077
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	580	658,494
1.500%	03/15/30	EUR	1,050	1,277,552

A43

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	02/01/31		1,141	$1,088,531
Equinix, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25		789	778,850
1.250%	07/15/25		353	351,903
1.450%	05/15/26		643	640,993
2.500%	05/15/31		399	401,721
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/30		1,819	1,957,977
4.000%	01/15/31		436	470,081
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.500%	02/15/31(a)		2,244	2,279,206
iStar, Inc.,
Sr. Unsec’d. Notes
4.250%	08/01/25(a)		3,137	3,257,981
4.750%	10/01/24		242	256,472
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		105	114,171
5.625%	05/01/24		357	388,159
5.750%	02/01/27(a)		351	403,439
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		30	32,150
5.000%	10/15/27		223	234,954
5.250%	08/01/26		18	18,562
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52		230	218,064
3.500%	04/15/51(a)		795	828,280
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29		448	459,677
Prologis Euro Finance LLC,
Gtd. Notes
1.500%	09/10/49	EUR	840	953,211
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31		452	490,387
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27		141	146,024
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.125%	02/01/29(a)		2,098	2,028,610
Service Properties Trust,
Gtd. Notes
5.500%	12/15/27		72	76,642
7.500%	09/15/25		134	150,389
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sr. Unsec’d. Notes
4.350%	10/01/24	113	$114,503
4.500%	06/15/23(a)	698	711,408
5.000%	08/15/22	406	408,568
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)	2,661	2,715,953
3.750%	02/15/27	26	26,920
4.125%	08/15/30(a)	521	553,512
4.250%	12/01/26	1,503	1,569,598
4.625%	12/01/29	34	36,803
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/31	819	842,484
XHR LP,
Sr. Sec’d. Notes, 144A
4.875%	06/01/29	68	70,018
6.375%	08/15/25	127	134,673
			34,292,937
Retail — 0.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	26	26,206
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	1,146	1,261,987
Asbury Automotive Group, Inc.,
Gtd. Notes
4.500%	03/01/28	232	238,723
4.750%	03/01/30	232	242,424
CK Hutchison International 20 Ltd. (United Kingdom),
Gtd. Notes, 144A
2.500%	05/08/30	1,695	1,718,498
El Puerto de Liverpool SAB de CV (Mexico),
Gtd. Notes, 144A
3.875%	10/06/26(a)	3,448	3,724,107
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	04/30/23(a)	2,270	2,367,110
4.375%	01/27/25	1,225	1,322,573
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	385	385,485
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28(a)	666	677,823
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/51	144	140,549
2.950%	06/15/29	1,780	1,921,347
InRetail Consumer (Peru),
Sr. Sec’d. Notes, 144A
3.250%	03/22/28	220	219,870

A44

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
JSM Global Sarl (Brazil),
Gtd. Notes, 144A
4.750%	10/20/30	222	$226,448
Ken Garff Automotive LLC,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	584	600,212
Lithia Motors, Inc.,
Gtd. Notes, 144A
4.375%	01/15/31(a)	1,196	1,280,188
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29	549	570,862
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28	35	33,983
2.800%	09/15/41	366	355,955
3.650%	04/05/29(a)	707	782,267
4.000%	04/15/25(a)	1,987	2,178,145
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	03/01/30(a)	345	346,971
3.600%	07/01/30(a)	651	724,170
4.450%	03/01/47	149	181,144
4.875%	12/09/45	836	1,068,139
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
7.500%	07/01/25	52	52,008
SRS Distribution, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	07/01/28	77	78,554
Starbucks Corp.,
Sr. Unsec’d. Notes
2.250%	03/12/30	591	595,816
2.550%	11/15/30(a)	803	825,726
Walmart, Inc.,
Sr. Unsec’d. Notes
2.650%	09/22/51	348	346,399
			24,493,689
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23	2,373	2,414,990
Semiconductors — 0.8%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/50	158	154,346
4.350%	04/01/47	182	226,766
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	465	511,121
Broadcom, Inc.,
Gtd. Notes
4.110%	09/15/28	509	566,954
4.750%	04/15/29	385	441,905
5.000%	04/15/30	2,311	2,700,533
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	605	$603,098
3.419%	04/15/33	1,535	1,590,756
3.469%	04/15/34	559	578,062
Intel Corp.,
Sr. Unsec’d. Notes
3.200%	08/12/61	367	371,031
3.734%	12/08/47	639	712,937
KLA Corp.,
Sr. Unsec’d. Notes
3.300%	03/01/50(a)	1,103	1,162,466
4.100%	03/15/29(a)	896	1,020,169
Lam Research Corp.,
Sr. Unsec’d. Notes
2.875%	06/15/50	508	510,280
3.750%	03/15/26(a)	1,286	1,426,331
4.875%	03/15/49(a)	344	463,590
Microchip Technology, Inc.,
Sr. Sec’d. Notes
2.670%	09/01/23	1,267	1,313,903
4.333%	06/01/23	1,326	1,401,696
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	1,769	1,821,144
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28(a)	2,014	2,006,329
3.500%	04/01/50	439	488,644
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.500%	05/11/31(a)	908	915,092
3.400%	05/01/30	1,850	2,004,243
4.300%	06/18/29	1,074	1,219,190
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.300%	05/20/47	152	188,919
4.800%	05/20/45(a)	719	946,688
			25,346,193
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.844%	05/01/25	510	552,059
4.200%	05/01/30	635	716,038
Gtd. Notes, 144A
2.043%	08/16/28	215	212,187
			1,480,284
Software — 0.9%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30	662	614,259
2.500%	09/15/50	772	674,239
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27(a)	1,299	1,424,642

A45

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/30(a)		365	$373,530
4.500%	12/01/27		807	891,256
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31		187	180,826
2.950%	02/15/51		185	177,330
Fidelity National Information Services, Inc.,
Gtd. Notes
2.950%	05/21/39	EUR	600	843,756
Sr. Unsec’d. Notes
1.000%	12/03/28	EUR	1,050	1,252,514
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		2,599	2,830,457
J2 Global, Inc.,
Gtd. Notes, 144A
4.625%	10/15/30(a)		2,478	2,631,623
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52		1,647	1,713,435
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40		3,170	3,286,800
3.600%	04/01/50		499	499,533
3.650%	03/25/41(a)		1,740	1,808,908
3.850%	07/15/36		652	706,669
3.900%	05/15/35		331	363,786
4.000%	07/15/46		170	180,154
4.000%	11/15/47		244	259,111
4.100%	03/25/61		2,450	2,621,304
4.125%	05/15/45		2,245	2,422,357
Playtika Holding Corp.,
Gtd. Notes, 144A
4.250%	03/15/29		87	87,291
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29		218	231,104
salesforce.com, Inc.,
Sr. Unsec’d. Notes
3.050%	07/15/61		262	265,409
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30		861	808,060
VMware, Inc.,
Sr. Unsec’d. Notes
1.800%	08/15/28		299	294,557
2.200%	08/15/31(a)		706	691,137
				28,134,047
Storage/Warehousing — 0.0%
GLP China Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.950%	03/29/26		200	201,121
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Storage/Warehousing (cont’d.)
Green Plains Operating Co. LLC,
Sec’d. Notes
0.000%(cc)	07/20/26^		535	$529,650
				730,771
Telecommunications — 2.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		265	285,596
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		2,560	2,663,240
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28		226	223,923
1.700%	03/25/26		3,121	3,161,429
2.300%	06/01/27(a)		957	991,240
2.550%	12/01/33(a)		2,127	2,092,890
2.600%	05/19/38	EUR	380	501,746
2.750%	06/01/31(a)		805	826,719
3.150%	09/04/36	EUR	190	267,233
3.500%	09/15/53		2,596	2,570,458
3.500%	02/01/61		446	428,042
3.550%	09/15/55		808	796,637
3.650%	06/01/51		353	359,606
3.650%	09/15/59		1,741	1,723,267
3.800%	12/01/57		1,653	1,689,408
4.500%	03/09/48		354	408,797
5.150%	03/15/42		537	668,924
5.700%	03/01/57		284	390,523
Sr. Unsec’d. Notes, 144A
2.938%(s)	11/27/22		4,000	3,973,005
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24		333	343,155
Bharti Airtel International Netherlands BV (India),
Gtd. Notes
5.350%	05/20/24		200	218,254
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes
3.250%	06/03/31		200	200,189
Sr. Unsec’d. Notes, 144A
4.375%	06/10/25		1,935	2,081,576
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26		327	342,216
Corning, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/57		242	291,242
5.450%	11/15/79		2,345	3,176,120
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
3.600%	01/19/27		514	564,509

A46

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25	148	$131,953
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26	53	51,493
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	73	73,601
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	133	138,050
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	200	188,304
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32	740	725,554
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
2.500%	07/23/30	200	192,556
Kenbourne Invest SA (Chile),
Gtd. Notes, 144A
4.700%	01/22/28(a)	1,300	1,307,329
6.875%	11/26/24	501	527,374
Level 3 Financing, Inc.,
Gtd. Notes, 144A
4.625%	09/15/27	34	35,019
Liquid Telecommunications Financing PLC (South Africa),
Sr. Sec’d. Notes, 144A
5.500%	09/04/26	200	206,297
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.500%	04/27/31(a)	1,678	1,753,893
6.625%	10/15/26	180	189,167
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.750%	05/24/31(a)	1,361	1,384,965
4.600%	05/23/29	1,412	1,638,466
5.500%	09/01/44	562	726,894
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
1.450%	05/05/26	2,628	2,620,944
Oi SA (Brazil),
Gtd. Notes, Cash coupon 10.000% or Cash Coupon 8.000% and PIK 4.000%
10.000%	07/27/25	365	342,511
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31	2,435	2,483,974
3.250%	02/21/23	2,140	2,210,601
3.875%	01/31/28	900	1,012,602
Sprint Corp.,
Gtd. Notes
7.625%	03/01/26	353	427,719
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.750%	04/15/27	766	$843,947
3.875%	04/15/30	6,467	7,144,732
Sr. Sec’d. Notes, 144A
3.600%	11/15/60	30	29,588
VEON Holdings BV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.375%	11/25/27	403	409,324
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30	2,059	1,943,913
1.750%	01/20/31(a)	468	445,226
2.100%	03/22/28	1,195	1,213,177
2.550%	03/21/31	282	286,091
2.650%	11/20/40	293	276,348
2.850%	09/03/41	100	97,608
2.875%	11/20/50	1,063	988,759
3.150%	03/22/30	1,823	1,950,068
3.550%	03/22/51	298	313,768
3.700%	03/22/61	972	1,027,473
3.875%	02/08/29	1,107	1,242,435
4.016%	12/03/29	398	451,338
4.272%	01/15/36	1,989	2,342,071
4.329%	09/21/28	697	801,791
4.500%	08/10/33	707	841,843
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.250%	05/30/48	793	1,027,470
			73,286,180
Textiles — 0.1%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/30	2,855	3,110,126
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/22(d)	200	36,633
			3,146,759
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.900%	11/19/29	169	186,278
Transportation — 0.5%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.300%	09/15/51	1,099	1,183,218
5.750%	05/01/40	428	599,601
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
5.750%	03/15/33	150	194,549
CSX Corp.,
Sr. Unsec’d. Notes
4.300%	03/01/48	655	791,857
4.650%	03/01/68	233	300,763

A47

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
4.750%	11/15/48	231	$297,647
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes, 144A
3.068%	08/18/50(a)	750	667,473
FedEx Corp.,
Gtd. Notes
2.400%	05/15/31(a)	1,670	1,680,697
4.250%	05/15/30	745	853,450
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	383	409,888
3.050%	05/15/50	189	187,825
3.400%	11/01/49	428	453,403
3.650%	08/01/25	310	337,287
4.050%	08/15/52	166	194,010
4.450%	06/15/45	161	197,065
Pacific National Finance Pty Ltd. (Australia),
Gtd. Notes, EMTN
4.750%	03/22/28	200	216,861
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	09/01/24	1,434	1,499,331
4.625%	06/01/25	1,619	1,806,684
Simpar Europe SA (Brazil),
Gtd. Notes, 144A
5.200%	01/26/31(a)	355	354,442
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.750%	03/01/26	546	580,626
2.950%	03/10/52	158	157,352
2.973%	09/16/62	4	3,866
3.250%	08/15/25	396	426,382
3.839%	03/20/60	966	1,108,584
3.950%	08/15/59	269	315,024
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.400%	03/15/29	576	638,782
			15,456,667
Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
4.000%	06/30/30	639	712,816
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	358	354,110
1.700%	06/15/26	711	714,127
2.700%	03/14/23	186	191,295
3.950%	03/10/25	247	267,787
4.000%	07/15/25	529	578,375
			2,818,510

Total Corporate Bonds (cost $1,128,254,138)			1,159,409,954
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.5%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
7.043%	04/01/50	950	$1,680,712
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.600%	08/01/42	435	684,268
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	405	537,828
State of California,
General Obligation Unlimited, Taxable
4.600%	04/01/38	1,665	1,923,025
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	970	1,498,281
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119	163,581
			6,487,695
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.637%	04/01/57	366	550,735
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	1,235	1,439,874
Massachusetts — 0.0%
Massachusetts Housing Finance Agency,
Revenue Bonds, Series A
4.500%	12/01/48	125	132,115
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	211	344,915
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	265	383,317
New York City Water & Sewer System,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	115	176,017
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	133,646
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
4.960%	08/01/46	515	699,231
5.647%	11/01/40	185	260,278
			1,652,489
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	360	669,046

A48

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	$440,087
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	571,644
			1,011,731
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	2,915	2,910,715

Total Municipal Bonds (cost $14,119,529)			15,199,315
Residential Mortgage-Backed Securities — 1.9%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
2.675%(cc)	09/25/35	444	424,033
Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.500%	05/25/36	296	206,338
Series 2006-17T1, Class A1
6.250%	06/25/36	1,457	812,614
Series 2006-OA16, Class A2, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
0.466%(c)	10/25/46	355	347,034
Series 2006-OC10, Class 2A3, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.546%(c)	11/25/36	309	303,775
Series 2007-03T1, Class 1A1
6.000%	04/25/37	59	37,941
Series 2007-OA7, Class A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.266%(c)	05/25/47	1,307	1,254,321
American Home Mortgage Assets Trust,
Series 2006-05, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.920% (Cap N/A, Floor 0.920%)
1.012%(c)	11/25/46	130	53,592
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
0.792%(c)	02/25/47	169	95,094
APS Resecuritization Trust,
Series 2016-03, Class 3A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.936%(c)	09/27/46	766	766,845
Series 2016-03, Class 4A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.686%(c)	04/27/47	91	90,621
BCAP LLC Trust,
Series 2011-RR05, Class 11A5, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.384%(c)	05/28/36	499	485,965
Series 2011-RR05, Class 12A1, 144A
4.801%(cc)	03/26/37	403	420,230
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-03, Class 1A1
3.130%(cc)	07/25/34	227	$220,928
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
2.708%(cc)	01/26/36	1,129	940,406
Chase Mortgage Finance Trust,
Series 2007-S06, Class 1A1
6.000%	12/25/37	3,132	1,914,924
CitiMortgage Alternative Loan Trust,
Series 2007-A06, Class 1A11
6.000%	06/25/37	77	77,791
COLT Mortgage Loan Trust,
Series 2020-02, Class M1, 144A
5.250%(cc)	03/25/65	122	124,911
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 10A1, 1 Month LIBOR + 1.350% (Cap 6.250%, Floor 1.350%)
1.436%(c)	11/25/35	248	47,329
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT01, Class M1, 144A
3.388%(cc)	04/25/65	550	565,457
Credit Suisse Mortgage Trust,
Series 2014-09R, Class 9A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.204%(c)	08/27/36	257	233,358
Credit Suisse Mortgage-Backed Trust,
Series 2007-01, Class 5A13
6.000%	02/25/37	1,237	1,062,763
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA04, Class A2A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.256%(c)	08/25/47	202	221,399
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB03, Class A3
6.510%(cc)	07/25/36	90	89,708
Fannie Mae REMIC Trust,
Series 2003-W01, Class 1A1
5.067%(cc)	12/25/42	151	164,426
Fannie Mae REMICS,
Series 2005-59, Class DQ, 1 Month LIBOR x (3) + 17.000% (Cap 17.000%, Floor 0.000%)
16.785%(c)	05/25/35	106	114,017
Series 2006-118, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.144%(c)	12/25/36	130	128,948
Series 2007-73, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.136%(c)	07/25/37	330	324,368
Series 2008-15, Class AS, 1 Month LIBOR x (5) + 33.000% (Cap 33.000%, Floor 0.000%)
32.570%(c)	08/25/36	274	507,631
Series 2011-84, Class PZ
5.250%	09/25/41	2,649	3,093,732

A49

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2016-26, Class KL, 1 Month LIBOR x (5) + 18.000% (Cap 4.500%, Floor 0.000%)
4.500%(c)	11/25/42	756	$756,737
Series 2016-32, Class GT, 1 Month LIBOR x (5) + 18.000% (Cap 4.500%, Floor 0.000%)
4.500%(c)	01/25/43	99	107,029
Series 2021-24, Class IO, IO
1.229%(cc)	03/25/59	2,252	183,090
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DN01, Class B, 1 Month LIBOR + 11.500% (Cap N/A, Floor 0.000%)
11.586%(c)	01/25/25	195	198,384
Series 2015-HQ2, Class B, 1 Month LIBOR + 7.950% (Cap N/A, Floor 0.000%)
8.036%(c)	05/25/25	240	249,097
Series 2017-DNA03, Class B1, 1 Month LIBOR + 4.450% (Cap N/A, Floor 0.000%)
4.536%(c)	03/25/30	250	264,301
Series 2017-HRP1, Class M2, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
2.536%(c)	12/25/42	144	145,480
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.050%(c)	11/25/50	280	294,176
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.836%(c)	08/25/50	191	192,813
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.050%(c)	12/25/50	420	425,259
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
2.700%(c)	01/25/51	620	622,965
Series 2021-DNA01, Class B2, 144A, 30 Day Average SOFR + 4.750% (Cap N/A, Floor 0.000%)
4.800%(c)	01/25/51	600	613,449
Freddie Mac REMICS,
Series 4493, Class SM, 1 Month LIBOR x (2) + 6.000% (Cap 6.000%, Floor 0.000%)
5.874%(c)	07/15/45	1,130	1,153,735
Series 4910, Class MI, IO
4.000%	08/25/49	1,785	207,736
Series 5094, Class IO, IO
1.669%(cc)	12/15/48	1,101	99,555
Government National Mortgage Assoc.,
Series 2010-H03, Class FA, 1 Month LIBOR + 0.550% (Cap 10.690%, Floor 0.550%)
0.638%(c)	03/20/60	167	168,053
Series 2012-H10, Class FA, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)
0.640%(c)	12/20/61	413	414,870
Series 2012-H29, Class FA, 1 Month LIBOR + 0.515% (Cap 11.500%, Floor 0.515%)
0.605%(c)	10/20/62	445	446,835
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2013-H08, Class BF, 1 Month LIBOR + 0.400% (Cap 10.000%, Floor 0.400%)
0.490%(c)	03/20/63	371	$371,099
Series 2014-H17, Class FC, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.590%(c)	07/20/64	543	544,957
Series 2015-H05, Class FA, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.390%(c)	04/20/61	27	27,027
Series 2015-H10, Class JA
2.250%	04/20/65	2,162	2,214,780
Series 2015-H11, Class FA, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.340%(c)	04/20/65	2	2,401
Series 2016-H01, Class AI, IO
1.655%(cc)	01/20/66	4,446	296,272
Series 2016-H01, Class HZ
4.533%(cc)	10/20/65	1,291	1,415,772
Series 2016-H19, Class FC, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.490%(c)	08/20/66	59	58,968
Series 2018-H02, Class FJ, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.290%(c)	10/20/64	14	13,571
Series 2019-44, Class CI, IO
5.000%	04/20/49	1,567	107,204
Series 2019-H04, Class DZ
4.311%(cc)	03/20/69	7,522	8,575,298
Series 2021-H03, Class IO, IO
4.134%(cc)	04/20/70	7,292	850,379
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
2.477%(cc)	10/25/33	169	173,141
GSR Mortgage Loan Trust,
Series 2007-OA02, Class 2A1
2.324%(cc)	06/25/47	131	106,248
IndyMac INDX Mortgage Loan Trust,
Series 2007-AR19, Class 3A1
2.968%(cc)	09/25/37	405	327,081
JPMorgan Alternative Loan Trust,
Series 2008-R04, Class 1A1, 144A
6.000%	12/27/36	1,226	887,182
Legacy Mortgage Asset Trust,
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	435	441,803
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	379	381,715
Lehman XS Trust,
Series 2007-16N, Class AF2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.036%(c)	09/25/47	267	335,620
Merrill Lynch Mortgage Investors Trust,
Series 2003-A03, Class 1A
1.941%(cc)	05/25/33	419	432,597

A50

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
MFA Trust,
Series 2020-NQM01, Class A3, 144A
2.300%(cc)	08/25/49	63	$63,106
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, 144A, 1 Month LIBOR + 0.340% (Cap 9.000%, Floor 0.340%)
0.426%(c)	04/16/36	685	638,909
New Residential Mortgage Loan Trust,
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	215	225,759
Series 2020-RPL01, Class B3, 144A
3.893%(cc)	11/25/59	720	654,053
Series 2020-RPL02, Class A1, 144A
3.578%(cc)	08/25/25	1,338	1,360,695
NYMT Loan Trust,
Series 2020-SP02, Class A1, 144A
2.944%(cc)	10/25/60	1,884	1,900,309
OBX Trust,
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	384	390,097
PRPM LLC,
Series 2020-03, Class A1, 144A
2.857%	09/25/25	2,323	2,327,892
Series 2020-05, Class A1, 144A
3.104%	11/25/25	1,868	1,879,589
Reperforming Loan REMIC Trust,
Series 2005-R03, Class AF, 144A, 1 Month LIBOR + 0.400% (Cap 9.500%, Floor 0.400%)
0.486%(c)	09/25/35	27	24,098
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 3A1
6.500%	07/25/36	6,329	2,808,251
RFMSI Trust,
Series 2006-SA02, Class 2A1
4.438%(cc)	08/25/36	511	414,402
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class B, PO, 144A
18.437%(s)	07/25/56	314	104,978
Series 2017-03, Class BIO, IO, 144A
0.903%(cc)	07/25/56	971	96,922
Seasoned Loans Structured Transaction Trust,
Series 2020-02, Class M1, 144A
4.750%(cc)	09/25/60	1,720	1,791,698
Sequoia Mortgage Trust,
Series 2007-03, Class 2AA1
2.775%(cc)	07/20/37	156	142,791
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47	120	120,800
Series 2018-CH01, Class A1, 144A
4.000%(cc)	02/25/48	234	237,990
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48	438	443,758
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 3A1
3.063%(cc)	01/25/35	367	372,969
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2006-03, Class 4A
3.009%(cc)	04/25/36	127	$95,420
Thornburg Mortgage Securities Trust,
Series 2006-05, Class A1
2.371%(cc)	10/25/46	843	857,493
TVC Mortgage Trust,
Series 2020-RTL01, Class A1, 144A
3.474%	09/25/24	270	271,771
Verus Securitization Trust,
Series 2020-04, Class A3, 144A
2.321%	05/25/65	233	234,964
Series 2020-04, Class M1, 144A
3.291%(cc)	05/25/65	360	366,980
Series 2020-05, Class M1, 144A
2.601%(cc)	05/25/65	264	264,816
Vista Point Securitization Trust,
Series 2020-02, Class A3, 144A
2.496%(cc)	04/25/65	294	296,142
Series 2020-02, Class M1, 144A
3.401%(cc)	04/25/65	170	175,155
Voyager OPTONE Delaware Trust,
Series 2009-01, Class SAA7, IO, 144A
7.036%(cc)	02/25/38	1,685	519,844
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	11/25/42	61	60,077
Series 2006-04, Class 3A1
5.930%(cc)	05/25/36	282	279,758

Total Residential Mortgage-Backed Securities (cost $61,834,147)			58,658,664
Sovereign Bonds — 4.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
1.125%(cc)	07/09/35	2,053	670,352
2.500%(cc)	07/09/41	1,749	640,405
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
7.500%	09/20/47	378	389,183
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30	841	794,724
3.125%	04/15/31	3,867	3,622,170
3.250%	04/22/32	400	373,495
4.125%	05/15/51(a)	1,640	1,418,779
4.500%	03/15/29	2,354	2,486,346
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32	3,011	3,078,786
5.300%	01/21/41	1,790	1,774,030
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.903%	02/21/48	352	321,000

A51

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31(a)		2,522	$2,315,676
7.300%	09/30/33		369	359,449
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
8.750%	03/11/61		232	206,612
Sr. Unsec’d. Notes, 144A
7.750%	04/07/29		2,055	1,965,615
8.625%	04/07/34		322	306,726
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.650%	10/07/41		200	194,916
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		628	697,405
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30(a)		738	764,162
3.050%	03/12/51		973	920,687
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22		1,970	1,986,489
Sr. Unsec’d. Notes, EMTN
4.625%	04/15/43		200	227,496
Indonesia Treasury Bond (Indonesia),
Bonds, Series 092
7.125%	06/15/42	IDR	5,894,000	420,949
Ireland Government Bond (Ireland),
Sr. Unsec’d. Notes
0.200%	10/18/30	EUR	2,490	2,917,563
Unsec’d. Notes
0.000%	10/18/31	EUR	6,455	7,344,311
Mexican Bonos (Mexico),
Bonds, Series M
5.750%	03/05/26	MXN	160,200	7,413,594
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	344,093	17,861,214
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31(a)		1,101	1,061,739
3.771%	05/24/61(a)		2,565	2,277,645
4.500%	01/31/50(a)		2,234	2,288,851
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
5.125%	04/07/26		200	210,265
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32		400	380,152
4.000%	12/15/50		2,605	2,381,528
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A, MTN
6.125%	09/28/28		335	336,127
7.375%	09/28/33		200	201,568
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
3.875%	03/08/22		2,585	2,601,488
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Oman Sovereign Sukuk Co. (Oman),
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30		1,135	$1,194,461
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, EMTN
7.375%	04/08/31		200	199,581
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28		580	630,121
4.500%	04/01/56		879	954,275
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
3.800%	06/23/50		200	203,872
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.392%	01/23/26		447	456,808
3.550%	03/10/51(a)		786	782,492
4.125%	08/25/27(a)		416	460,317
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.000%	02/01/28		957	1,025,186
3.200%	07/06/46		969	953,611
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,440	2,566,924
4.400%	04/16/50		1,400	1,707,741
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
2.100%	09/20/17	EUR	793	1,478,856
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34		1,555	1,535,358
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series R213
7.000%	02/28/31	ZAR	22,201	1,240,725
Russian Federal Bond - OFZ (Russia),
Bonds
5.900%	03/12/31	RUB	371,447	4,656,042
Bonds, Series 6228
7.650%	04/10/30	RUB	53,592	759,108
Bonds, Series 6233
6.100%	07/18/35	RUB	132,447	1,623,634
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	10/26/26		4,084	4,403,473
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
3.450%	07/30/66	EUR	1,715	3,050,731
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
7.550%	03/28/30		200	122,127
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.253%	03/15/33		2,577	2,607,101
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27(a)		694	800,113

A52

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
5.100%	06/18/50(a)		483	$614,618
8.250%	05/21/31	UYU	568,584	13,452,819
8.500%	03/15/28	UYU	11,043	268,945
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	100,982	2,459,347
9.875%	06/20/22	UYU	36,726	873,146

Total Sovereign Bonds (cost $129,897,690)				124,293,029
U.S. Government Agency Obligations — 32.3%
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		163	156,585
1.500%	12/01/50		2,416	2,324,781
1.500%	01/01/51		328	315,442
1.500%	04/01/51		4,491	4,299,585
2.000%	09/01/50		2,054	2,047,707
2.000%	12/01/50		1,050	1,057,322
2.000%	12/01/50		1,423	1,437,665
2.000%	12/01/50		4,149	4,179,396
2.000%	01/01/51		2,030	2,051,136
2.000%	01/01/51		4,298	4,342,114
2.000%	02/01/51		938	947,824
2.000%	03/01/51		485	487,456
2.000%	03/01/51		1,956	1,975,885
2.000%	04/01/51		447	451,216
2.000%	04/01/51		922	931,425
2.000%	04/01/51		1,117	1,117,852
2.000%	04/01/51		1,660	1,676,626
2.000%	04/01/51		2,738	2,751,034
2.500%	02/01/30		138	144,856
2.500%	04/01/30		122	128,218
2.500%	05/01/30		223	234,114
2.500%	07/01/30		17	18,222
2.500%	07/01/30		19	20,482
2.500%	07/01/30		60	62,927
2.500%	07/01/30		65	68,333
2.500%	08/01/30		198	208,918
2.500%	08/01/30		234	246,479
2.500%	09/01/30		187	196,533
2.500%	09/01/30		534	562,118
2.500%	04/01/31		454	477,241
2.500%	03/01/50		504	517,043
2.500%	07/01/50		7,375	7,496,766
2.500%	08/01/50		577	591,321
2.500%	09/01/50		8,984	9,271,044
2.500%	11/01/50		312	319,454
2.500%	05/01/51		549	566,906
3.000%	09/01/27		113	118,659
3.000%	07/01/28		77	81,414
3.000%	01/01/30		80	85,350
3.000%	01/01/30		102	108,511
3.000%	02/01/30		484	514,166
3.000%	06/01/30		328	349,481
3.000%	07/01/30		47	50,140
3.000%	07/01/30		269	286,060
3.000%	08/01/30		44	46,939
3.000%	08/01/30		72	76,061
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	10/01/32	8	$8,006
3.000%	11/01/32	10	10,304
3.000%	12/01/32	9	9,760
3.000%	09/01/37	59	62,836
3.000%	06/01/38	931	981,973
3.000%	12/01/46	31	32,884
3.000%	12/01/46	95	103,607
3.000%	12/01/46	138	149,394
3.000%	12/01/46	258	275,454
3.000%	02/01/47	2,050	2,215,156
3.000%	06/01/50	444	455,836
3.000%	07/01/50	782	802,963
3.000%	08/01/50	632	671,857
3.000%	08/01/50	1,728	1,851,831
3.000%	08/01/50	2,150	2,318,293
3.500%	02/01/31	78	84,322
3.500%	04/01/31	29	31,274
3.500%	04/01/31	435	471,752
3.500%	04/01/32	1,162	1,260,816
3.500%	01/01/34	382	413,704
3.500%	05/01/35	1,462	1,573,575
3.500%	04/01/42	132	144,022
3.500%	05/01/42	6	6,232
3.500%	05/01/42	16	17,881
3.500%	08/01/42	64	69,785
3.500%	08/01/42	130	142,245
3.500%	10/01/42	25	26,256
3.500%	02/01/43	1,233	1,342,809
3.500%	06/01/43	111	121,443
3.500%	06/01/44	87	95,045
3.500%	01/01/45	9,182	10,047,195
3.500%	09/01/45	57	63,051
3.500%	11/01/45	187	203,060
3.500%	03/01/46	1,438	1,555,461
3.500%	09/01/46	124	131,930
3.500%	03/01/47	463	495,828
3.500%	10/01/47	359	395,439
3.500%	11/01/47	192	209,450
3.500%	12/01/47	462	509,419
3.500%	01/01/48	80	88,505
3.500%	01/01/48	107	116,849
3.500%	01/01/48	351	372,883
3.500%	04/01/50	1,475	1,560,497
3.500%	08/01/50	565	614,056
4.000%	08/01/40	62	68,185
4.000%	09/01/40	126	139,174
4.000%	09/01/40	353	389,212
4.000%	04/01/41	4	4,749
4.000%	12/01/42	84	91,776
4.000%	04/01/44	133	148,375
4.000%	07/01/44	65	71,227
4.000%	01/01/45	171	188,928
4.000%	01/01/45	4,081	4,493,905
4.000%	02/01/45	18	19,096
4.000%	02/01/45	47	51,228
4.000%	09/01/45	274	302,909
4.000%	09/01/45	3,736	4,202,477

A53

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	12/01/45	65	$71,301
4.000%	12/01/45	75	82,534
4.000%	07/01/47	834	910,104
4.000%	04/01/48	1,693	1,904,771
4.000%	06/01/48	346	379,514
4.000%	11/01/48	103	110,000
4.000%	05/01/49	85	92,336
4.000%	06/01/50	2,060	2,244,151
4.500%	08/01/39	155	173,398
4.500%	12/01/39	54	59,985
4.500%	07/01/40	20	21,905
4.500%	05/01/41	125	138,728
4.500%	05/01/41	129	143,352
4.500%	05/01/42	241	268,916
4.500%	11/01/43	139	153,473
4.500%	12/01/43	333	373,128
4.500%	04/01/47	726	799,728
4.500%	05/01/47	264	293,235
4.500%	07/01/47	324	357,874
4.500%	07/01/47	1,004	1,116,824
4.500%	08/01/47	169	183,644
4.500%	10/01/47	222	240,964
4.500%	12/01/47	150	163,865
4.500%	02/01/48	85	93,079
4.500%	06/01/48	121	131,395
4.500%	07/01/48	558	604,937
4.500%	07/01/48	919	1,018,192
4.500%	08/01/48	771	854,704
4.500%	08/01/48	785	850,777
4.500%	08/01/48	1,396	1,559,288
4.500%	08/01/48	1,439	1,564,087
4.500%	09/01/48	41	44,862
4.500%	09/01/48	953	1,034,093
4.500%	09/01/48	3,496	3,771,702
4.500%	12/01/48	272	293,414
4.500%	12/01/48	3,495	3,785,041
4.500%	04/01/49	458	503,082
5.000%	11/01/41	883	998,918
5.000%	09/01/48	300	330,088
5.000%	10/01/48	150	165,620
5.000%	12/01/48	1,380	1,514,405
5.000%	10/01/49	9,680	10,680,798
5.000%	03/01/50	5,902	6,479,970
5.000%	07/01/50	236	259,865
5.500%	02/01/35	32	37,308
5.500%	06/01/36	10	11,148
5.500%	10/01/36	5	6,208
5.500%	10/01/36	12	13,528
5.500%	12/01/36	5	5,301
5.500%	12/01/36	6	7,500
5.500%	12/01/36	14	16,670
5.500%	03/01/37	5	6,149
5.500%	04/01/37	7	7,715
5.500%	01/01/38	1	1,063
5.500%	01/01/38	6	6,937
5.500%	02/01/38	1	1,116
5.500%	02/01/38	806	941,116
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	04/01/38	510	$595,557
5.500%	05/01/38	150	171,338
5.500%	06/01/38	161	187,741
5.500%	07/01/38	198	231,269
5.500%	08/01/38	120	139,444
5.500%	08/01/38	197	230,337
5.500%	01/01/39	243	283,615
6.000%	01/01/27	84	94,211
6.000%	12/01/28	1	1,593
6.000%	01/01/32	1	686
6.000%	11/01/32	1	1,570
6.000%	03/01/33	4	4,998
6.000%	11/01/33	3	3,989
6.000%	02/01/34	109	127,328
6.000%	12/01/34	2	2,381
6.000%	01/01/36	18	21,640
6.000%	03/01/36	1	1,141
6.000%	04/01/36	17	19,697
6.000%	08/01/36	9	11,211
6.000%	11/01/36	7	8,245
6.000%	12/01/36	423	495,281
6.000%	03/01/37	—(r)	475
6.000%	04/01/37	1	625
6.000%	05/01/37	7	8,005
6.000%	07/01/37	1	1,605
6.000%	08/01/37	18	20,868
6.000%	09/01/37	1	979
6.000%	09/01/37	4	4,568
6.000%	10/01/37	—(r)	529
6.000%	10/01/37	4	4,231
6.000%	10/01/37	8	9,442
6.000%	10/01/37	16	19,350
6.000%	11/01/37	122	143,474
6.000%	11/01/37	1,054	1,245,580
6.000%	12/01/37	2	1,863
6.000%	01/01/38	3	3,201
6.000%	01/01/38	7	8,282
6.000%	01/01/38	9	11,010
6.000%	01/01/38	11	12,528
6.000%	01/01/38	11	13,189
6.000%	01/01/38	19	22,633
6.000%	04/01/38	2	2,794
6.000%	04/01/38	24	28,500
6.000%	06/01/38	1	758
6.000%	07/01/38	33	38,431
6.000%	08/01/38	2	2,759
6.000%	08/01/38	3	4,089
6.000%	08/01/38	174	205,008
6.000%	09/01/38	1	648
6.000%	09/01/38	6	7,352
6.000%	10/01/38	7	7,930
6.000%	11/01/38	2	2,170
6.000%	01/01/39	380	448,027
6.000%	10/01/39	7	8,113
6.000%	03/01/40	8	9,578
6.000%	04/01/40	215	242,943
6.000%	05/01/40	1	1,242

A54

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Assoc.
1.500%	TBA	12,734	$12,859,848
1.500%	TBA	16,309	15,818,456
1.500%	01/01/51	382	367,879
1.500%	02/01/51	5,470	5,319,480
2.000%	TBA	19,852	20,445,234
2.000%	TBA	90,306	90,387,135
2.000%	TBA	5,656	5,671,245
2.000%	10/01/31	71	73,789
2.000%	11/01/31	22	22,856
2.000%	11/01/31	120	124,064
2.000%	11/01/31	278	287,146
2.000%	11/01/31	328	338,774
2.000%	12/01/31	98	101,470
2.000%	03/01/32	487	503,474
2.000%	04/01/50	231	228,972
2.000%	08/01/50	871	869,190
2.000%	11/01/50	409	407,962
2.000%	11/01/50	491	495,636
2.000%	11/01/50	684	682,687
2.000%	11/01/50	890	899,256
2.000%	11/01/50	2,617	2,643,909
2.000%	12/01/50	2,515	2,540,641
2.000%	12/01/50	5,145	5,197,607
2.000%	01/01/51	3,905	3,944,755
2.000%	01/01/51	4,153	4,195,433
2.000%	03/01/51	2,349	2,373,562
2.000%	03/01/51	3,500	3,534,245
2.000%	04/01/51	920	929,567
2.000%	04/01/51	990	1,000,370
2.000%	04/01/51	993	1,003,566
2.500%	TBA	1,586	1,651,915
2.500%	TBA	7,945	8,156,970
2.500%	TBA	49,262	50,695,601
2.500%	TBA	217,671	224,430,331
2.500%	09/01/27	19	19,998
2.500%	09/01/27	26	27,153
2.500%	02/01/28	8	8,294
2.500%	04/01/28	17	17,785
2.500%	08/01/28	45	46,962
2.500%	02/01/30	4	4,386
2.500%	02/01/30	5	5,296
2.500%	02/01/30	17	17,370
2.500%	03/01/30	40	41,828
2.500%	04/01/30	82	86,105
2.500%	05/01/30	131	137,692
2.500%	07/01/30	23	24,365
2.500%	07/01/30	82	86,044
2.500%	07/01/30	109	114,750
2.500%	08/01/30	51	53,168
2.500%	08/01/30	119	124,767
2.500%	08/01/30	138	144,764
2.500%	08/01/30	240	252,253
2.500%	09/01/30	134	141,323
2.500%	09/01/30	166	174,457
2.500%	11/01/30	13	13,909
2.500%	11/01/30	147	154,820
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	11/01/30	148	$155,275
2.500%	11/01/30	157	165,229
2.500%	11/01/30	173	181,808
2.500%	03/01/31	28	29,720
2.500%	06/01/31	210	220,860
2.500%	07/01/31	114	119,807
2.500%	08/01/31	19	20,210
2.500%	10/01/31	165	174,019
2.500%	10/01/31	263	277,118
2.500%	10/01/31	370	389,761
2.500%	10/01/31	435	457,214
2.500%	11/01/31	20	21,455
2.500%	11/01/31	22	22,927
2.500%	11/01/31	46	48,900
2.500%	11/01/31	92	96,495
2.500%	11/01/31	141	148,247
2.500%	11/01/31	251	264,668
2.500%	11/01/31	331	348,491
2.500%	02/01/32	35	36,527
2.500%	03/01/32	102	107,030
2.500%	03/01/32	239	251,260
2.500%	03/01/32	261	273,632
2.500%	08/01/32	648	680,431
2.500%	02/01/33	1,183	1,242,429
2.500%	12/01/35	975	1,029,550
2.500%	12/01/35	1,092	1,150,685
2.500%	10/01/50	295	302,988
2.500%	11/01/50	402	412,063
2.500%	05/01/51	2,407	2,493,872
3.000%	TBA	638	671,021
3.000%	TBA	2,222	2,325,028
3.000%	TBA	3,717	3,884,499
3.000%	04/01/28	57	60,944
3.000%	05/01/28	58	62,185
3.000%	10/01/28	9	9,776
3.000%	10/01/28	92	97,412
3.000%	11/01/28	10	10,826
3.000%	10/01/29	136	144,823
3.000%	03/01/30	212	225,268
3.000%	04/01/30	172	183,143
3.000%	04/01/30	2,189	2,326,235
3.000%	05/01/30	109	116,032
3.000%	05/01/30	180	191,347
3.000%	07/01/30	33	34,842
3.000%	07/01/30	47	49,484
3.000%	07/01/30	140	149,277
3.000%	08/01/30	21	22,104
3.000%	08/01/30	43	45,873
3.000%	08/01/30	49	52,113
3.000%	08/01/30	177	188,026
3.000%	08/01/30	192	203,554
3.000%	08/01/30	214	226,987
3.000%	08/01/30	258	274,498
3.000%	08/01/30	478	506,933
3.000%	08/01/30	940	999,451
3.000%	09/01/30	27	29,188
3.000%	09/01/30	98	104,221

A55

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	09/01/30	150	$159,694
3.000%	09/01/31	137	145,695
3.000%	02/01/32	150	159,169
3.000%	08/01/35	88	93,985
3.000%	08/01/35	90	96,441
3.000%	12/01/35	13	13,597
3.000%	12/01/35	24	25,476
3.000%	10/01/36	36	38,335
3.000%	11/01/36	112	120,076
3.000%	11/01/36	225	240,622
3.000%	12/01/36	202	216,085
3.000%	12/01/36	281	301,372
3.000%	11/01/44	3,965	4,309,887
3.000%	02/01/45	228	246,042
3.000%	03/01/45	637	692,910
3.000%	04/01/45	114	121,532
3.000%	04/01/45	177	190,606
3.000%	05/01/45	1,665	1,788,592
3.000%	07/01/45	960	1,034,229
3.000%	05/01/46	99	104,321
3.000%	06/01/46	26	26,917
3.000%	06/01/46	68	73,339
3.000%	06/01/46	248	269,741
3.000%	08/01/46	73	79,585
3.000%	09/01/46	326	354,706
3.000%	10/01/46	184	194,830
3.000%	11/01/46	890	955,252
3.000%	01/01/47	112	118,020
3.000%	01/01/47	116	122,449
3.000%	01/01/47	262	276,984
3.000%	02/01/47	186	197,036
3.000%	02/01/47	206	221,152
3.000%	03/01/47	342	365,298
3.000%	03/01/47	370	390,601
3.000%	03/01/47	434	464,819
3.000%	11/01/47	37	39,183
3.000%	04/01/48	101	104,512
3.000%	08/01/50	1,501	1,602,436
3.500%	TBA	5,700	6,035,315
3.500%	TBA	9,276	9,814,243
3.500%	11/01/27	29	30,785
3.500%	11/01/28	162	173,021
3.500%	12/01/28	103	110,723
3.500%	12/01/28	137	147,511
3.500%	12/01/28	729	783,220
3.500%	12/01/28	1,034	1,116,427
3.500%	02/01/29	244	262,170
3.500%	02/01/29	668	720,225
3.500%	03/01/29	205	220,610
3.500%	08/01/30	148	160,939
3.500%	01/01/42	74	80,296
3.500%	02/01/42	239	253,914
3.500%	04/01/42	28	30,543
3.500%	04/01/42	79	86,137
3.500%	05/01/42	15	16,117
3.500%	06/01/42	14	14,736
3.500%	06/01/42	19	20,312
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/01/42	38	$41,347
3.500%	02/01/45	217	235,180
3.500%	02/01/45	703	762,406
3.500%	03/01/46	264	282,364
3.500%	07/01/46	131	140,494
3.500%	03/01/47	75	82,014
3.500%	05/01/47	441	479,202
3.500%	07/01/47	38	39,770
3.500%	11/01/47	316	335,309
3.500%	11/01/47	569	605,499
3.500%	12/01/47	569	605,690
3.500%	01/01/48	342	363,059
3.500%	01/01/48	674	730,122
3.500%	02/01/48	256	271,775
3.500%	04/01/48	110	120,451
3.500%	02/01/50	4,986	5,279,014
3.500%	08/01/50	221	238,338
3.500%	08/01/50	1,167	1,278,609
4.000%	TBA	8,581	9,193,569
4.000%	05/01/29	2	2,126
4.000%	10/01/30	9	9,862
4.000%	10/01/31	189	206,243
4.000%	10/01/33	314	338,593
4.000%	11/01/33	2,099	2,282,580
4.000%	01/01/36	243	267,025
4.000%	01/01/41	86	93,865
4.000%	04/01/42	63	69,860
4.000%	05/01/42	139	154,012
4.000%	05/01/42	379	418,132
4.000%	01/01/44	409	456,946
4.000%	03/01/45	180	195,030
4.000%	12/01/45	784	857,074
4.000%	07/01/47	157	169,335
4.000%	08/01/47	361	397,470
4.000%	12/01/47	90	97,411
4.000%	05/01/48	364	391,278
4.000%	06/01/48	66	71,037
4.000%	06/01/48	785	840,923
4.000%	07/01/48	3,725	3,987,820
4.000%	08/01/48	54	59,912
4.000%	08/01/48	102	108,889
4.000%	08/01/48	253	279,150
4.000%	09/01/48	168	180,581
4.000%	09/01/48	270	289,829
4.000%	09/01/48	9,706	10,405,657
4.000%	11/01/48	104	111,859
4.000%	12/01/48	23	24,930
4.000%	12/01/48	1,321	1,416,353
4.000%	12/01/48	5,409	5,797,729
4.000%	01/01/49	373	408,102
4.000%	03/01/49	487	523,001
4.000%	03/01/49	10,519	11,267,251
4.000%	04/01/49	347	372,802
4.000%	02/01/50	105	113,600
4.000%	01/01/51	89	98,048
4.000%	01/01/51	135	150,877
4.000%	01/01/51	137	154,156

A56

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	TBA	3,414	$3,692,190
4.500%	07/01/22	—(r)	30
4.500%	04/01/24	8	8,303
4.500%	08/01/24	1	908
4.500%	09/01/24	—(r)	271
4.500%	09/01/24	1	738
4.500%	12/01/24	5	5,655
4.500%	02/01/25	2	1,951
4.500%	03/01/25	—(r)	503
4.500%	03/01/25	6	6,765
4.500%	04/01/25	1	695
4.500%	04/01/25	1	944
4.500%	04/01/25	2	1,815
4.500%	04/01/25	4	4,300
4.500%	04/01/25	10	10,834
4.500%	05/01/25	1	966
4.500%	05/01/25	2	1,779
4.500%	07/01/25	14	14,423
4.500%	09/01/25	—(r)	322
4.500%	09/01/25	2	1,711
4.500%	11/01/35	12	12,513
4.500%	04/01/39	3	3,480
4.500%	04/01/39	5	5,571
4.500%	06/01/39	18	20,582
4.500%	08/01/39	40	45,283
4.500%	06/01/40	42	47,777
4.500%	07/01/40	75	83,225
4.500%	08/01/40	22	24,389
4.500%	01/01/41	34	38,187
4.500%	03/01/41	13	14,438
4.500%	04/01/41	1	1,116
4.500%	05/01/41	4	4,074
4.500%	05/01/41	4	4,576
4.500%	07/01/41	7	8,046
4.500%	07/01/41	41	45,511
4.500%	08/01/41	106	118,832
4.500%	09/01/41	34	38,193
4.500%	10/01/41	9	9,688
4.500%	10/01/41	31	34,716
4.500%	01/01/42	6	7,180
4.500%	06/01/42	13	14,501
4.500%	09/01/42	262	292,630
4.500%	11/01/42	36	38,996
4.500%	10/01/43	285	316,100
4.500%	11/01/43	990	1,121,564
4.500%	03/01/44	381	424,633
4.500%	05/01/44	129	144,202
4.500%	01/01/45	367	410,614
4.500%	05/01/45	335	369,801
4.500%	07/01/45	435	487,579
4.500%	09/01/45	111	124,897
4.500%	11/01/45	12	13,548
4.500%	11/01/45	97	108,796
4.500%	11/01/45	567	630,301
4.500%	12/01/45	212	236,396
4.500%	07/01/46	1,295	1,466,523
4.500%	08/01/46	241	270,178
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	01/01/47	32	$34,164
4.500%	09/01/47	28	30,517
4.500%	10/01/47	25	27,942
4.500%	10/01/47	38	41,701
4.500%	10/01/47	129	144,017
4.500%	11/01/47	12	13,263
4.500%	11/01/47	47	50,827
4.500%	11/01/47	388	428,305
4.500%	11/01/47	518	568,019
4.500%	12/01/47	27	29,183
4.500%	12/01/47	82	89,630
4.500%	01/01/48	908	1,004,472
4.500%	02/01/48	45	49,474
4.500%	03/01/48	31	34,302
4.500%	03/01/48	33	36,473
4.500%	04/01/48	208	235,392
4.500%	05/01/48	37	41,203
4.500%	05/01/48	1,057	1,186,953
4.500%	05/01/48	2,772	3,072,381
4.500%	06/01/48	62	67,753
4.500%	06/01/48	8,393	9,067,540
4.500%	07/01/48	23	25,205
4.500%	07/01/48	26	28,003
4.500%	07/01/48	116	130,978
4.500%	07/01/48	1,676	1,810,902
4.500%	08/01/48	104	112,824
4.500%	08/01/48	680	753,737
4.500%	08/01/48	1,278	1,384,892
4.500%	10/01/48	10	10,418
4.500%	11/01/48	533	587,042
4.500%	12/01/48	68	73,927
4.500%	12/01/48	344	372,206
4.500%	02/01/49	4,180	4,682,650
4.500%	04/01/49	1,168	1,264,559
4.500%	05/01/49	3,857	4,369,950
4.500%	10/01/49	107	116,080
4.500%	02/01/50	2,952	3,198,751
5.000%	02/01/35	1,086	1,236,926
5.000%	08/01/35	3	3,557
5.000%	09/01/35	9	10,256
5.000%	09/01/35	65	73,624
5.000%	10/01/35	3	3,069
5.000%	03/01/36	3	3,760
5.000%	12/01/36	2	2,592
5.000%	01/01/38	7	7,561
5.000%	12/01/39	4	4,968
5.000%	01/01/40	3	3,180
5.000%	05/01/40	3	3,381
5.000%	05/01/40	11	11,647
5.000%	01/01/41	10	10,963
5.000%	04/01/41	3	3,733
5.000%	05/01/41	2	1,934
5.000%	07/01/41	1,102	1,247,980
5.000%	01/01/42	8	8,628
5.000%	12/01/43	1,764	2,015,148
5.000%	09/01/48	409	450,659
5.000%	01/01/49	481	528,099

A57

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	01/01/49	713	$782,942
5.000%	08/01/49	515	569,649
5.000%	12/01/49	3,038	3,340,265
5.500%	01/01/22	—(r)	457
5.500%	03/01/22	—(r)	151
5.500%	04/01/22	2	2,404
5.500%	11/01/22	—(r)	70
5.500%	12/01/22	—(r)	110
5.500%	04/01/24	1	1,312
5.500%	06/01/24	3	2,663
5.500%	09/01/27	—(r)	320
5.500%	07/01/28	6	6,442
5.500%	04/01/30	23	25,343
5.500%	12/01/30	—(r)	489
5.500%	11/01/32	1	679
5.500%	12/01/32	2	2,571
5.500%	01/01/33	26	29,202
5.500%	01/01/33	37	41,742
5.500%	04/01/33	—(r)	283
5.500%	04/01/33	16	18,388
5.500%	06/01/33	1	1,009
5.500%	07/01/33	10	11,075
5.500%	09/01/33	2	2,527
5.500%	09/01/33	8	9,502
5.500%	10/01/33	18	20,718
5.500%	11/01/33	1	1,598
5.500%	11/01/33	2	1,963
5.500%	11/01/33	3	3,870
5.500%	11/01/33	4	4,815
5.500%	11/01/33	8	9,531
5.500%	11/01/33	9	10,939
5.500%	12/01/33	2	1,948
5.500%	12/01/33	9	10,107
5.500%	01/01/34	1	676
5.500%	01/01/34	6	6,529
5.500%	02/01/34	1	714
5.500%	02/01/34	2	2,187
5.500%	02/01/34	15	16,730
5.500%	03/01/34	2	2,530
5.500%	03/01/34	14	15,665
5.500%	04/01/34	1	1,262
5.500%	07/01/34	—(r)	485
5.500%	07/01/34	11	12,230
5.500%	09/01/34	8	9,090
5.500%	11/01/34	2	2,387
5.500%	12/01/34	1	945
5.500%	12/01/34	2	1,809
5.500%	12/01/34	3	3,456
5.500%	12/01/34	7	8,333
5.500%	02/01/35	1	926
5.500%	02/01/35	3	3,408
5.500%	02/01/35	18	20,583
5.500%	03/01/35	9	9,612
5.500%	03/01/35	16	18,036
5.500%	03/01/35	17	20,073
5.500%	04/01/35	1	1,150
5.500%	04/01/35	15	17,808
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	05/01/35	2	$2,363
5.500%	05/01/35	6	6,630
5.500%	06/01/35	2	1,707
5.500%	07/01/35	3	3,600
5.500%	09/01/35	4	4,901
5.500%	09/01/35	15	17,638
5.500%	10/01/35	3	3,081
5.500%	10/01/35	3	3,796
5.500%	10/01/35	4	4,567
5.500%	10/01/35	8	9,280
5.500%	10/01/35	12	12,948
5.500%	10/01/35	14	16,001
5.500%	11/01/35	—(r)	177
5.500%	11/01/35	—(r)	264
5.500%	11/01/35	13	14,880
5.500%	12/01/35	—(r)	550
5.500%	12/01/35	1	567
5.500%	12/01/35	1	678
5.500%	12/01/35	2	1,844
5.500%	12/01/35	2	1,885
5.500%	12/01/35	7	8,007
5.500%	12/01/35	10	12,104
5.500%	12/01/35	22	24,674
5.500%	01/01/36	2	2,655
5.500%	02/01/36	1	904
5.500%	03/01/36	2	2,054
5.500%	03/01/36	5	5,446
5.500%	03/01/36	16	18,687
5.500%	05/01/36	—(r)	195
5.500%	07/01/36	—(r)	217
5.500%	07/01/36	3	3,537
5.500%	08/01/36	3	3,012
5.500%	11/01/36	3	3,999
5.500%	01/01/37	17	19,246
5.500%	02/01/37	13	14,675
5.500%	04/01/37	13	14,034
5.500%	06/01/37	4	4,493
5.500%	06/01/37	4	4,953
5.500%	08/01/37	1	1,075
5.500%	08/01/37	1	1,641
5.500%	08/01/37	7	8,274
5.500%	08/01/37	12	13,903
5.500%	03/01/38	15	17,323
5.500%	12/01/38	5	6,209
5.500%	01/01/39	65	76,353
5.500%	09/01/39	9	10,197
5.500%	12/01/39	77	89,925
5.500%	06/01/40	16	17,630
5.500%	01/01/49	951	1,063,763
5.500%	09/01/49	972	1,087,512
5.500%	04/01/50	868	970,105
6.000%	11/01/28	1	831
6.000%	02/01/29	1	664
6.000%	03/01/32	1	800
6.000%	05/01/33	—(r)	351
6.000%	01/01/34	17	19,469
6.000%	11/01/35	5	5,101

A58

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	12/01/35	2	$2,451
6.000%	03/01/36	—(r)	465
6.000%	04/01/36	3	3,790
6.000%	06/01/36	—(r)	145
6.000%	06/01/36	—(r)	238
6.000%	07/01/36	—(r)	250
6.000%	07/01/36	3	3,118
6.000%	08/01/36	—(r)	70
6.000%	08/01/36	2	1,881
6.000%	08/01/36	14	16,080
6.000%	09/01/36	—(r)	201
6.000%	09/01/36	—(r)	371
6.000%	09/01/36	—(r)	478
6.000%	09/01/36	1	697
6.000%	09/01/36	1	1,067
6.000%	09/01/36	3	3,749
6.000%	09/01/36	21	23,453
6.000%	10/01/36	1	1,211
6.000%	10/01/36	10	11,377
6.000%	10/01/36	11	12,447
6.000%	11/01/36	—(r)	317
6.000%	11/01/36	1	1,067
6.000%	11/01/36	1	1,684
6.000%	11/01/36	2	2,372
6.000%	11/01/36	6	6,362
6.000%	11/01/36	11	12,350
6.000%	11/01/36	12	13,904
6.000%	12/01/36	—(r)	199
6.000%	12/01/36	—(r)	267
6.000%	12/01/36	1	897
6.000%	12/01/36	2	2,750
6.000%	12/01/36	4	4,461
6.000%	12/01/36	9	10,548
6.000%	12/01/36	10	11,384
6.000%	01/01/37	—(r)	550
6.000%	01/01/37	1	910
6.000%	01/01/37	5	5,838
6.000%	01/01/37	11	12,119
6.000%	01/01/37	14	15,923
6.000%	01/01/37	1,140	1,338,350
6.000%	02/01/37	11	13,523
6.000%	02/01/37	199	234,344
6.000%	03/01/37	12	14,494
6.000%	03/01/37	17	19,857
6.000%	03/01/37	77	85,989
6.000%	05/01/37	2	2,236
6.000%	05/01/37	12	13,882
6.000%	05/01/37	12	14,209
6.000%	06/01/37	4	5,013
6.000%	07/01/37	—(r)	229
6.000%	08/01/37	1	1,344
6.000%	08/01/37	5	6,296
6.000%	08/01/37	8	9,237
6.000%	08/01/37	18	20,718
6.000%	10/01/37	—(r)	369
6.500%	10/01/36	539	638,527
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Government National Mortgage Assoc.
2.000%	TBA	25,605	$25,974,072
2.500%	TBA	24,488	25,279,077
2.500%	11/20/49	68	69,378
2.500%	12/20/49	117	118,913
2.500%	12/20/49	137	139,170
3.000%	TBA	18,938	19,785,356
3.000%	02/20/42	25	25,937
3.000%	12/20/44	30	31,465
3.000%	02/15/45	280	295,071
3.000%	09/20/49	3,760	3,933,269
3.000%	10/20/49	8,021	8,389,800
3.000%	11/20/49	3,046	3,186,003
3.000%	12/20/49	586	612,742
3.000%	03/20/50	56	58,995
3.000%	11/20/50	4,576	4,786,276
3.000%	12/20/50	2,133	2,231,279
3.000%	01/20/51(h)	17,555	18,362,820
3.000%	03/20/51	3,793	3,967,242
3.000%	04/20/51	1,048	1,096,116
3.000%	05/20/51	11,301	11,821,198
3.500%	TBA	14,406	15,152,586
3.500%	01/15/42	121	129,797
3.500%	04/15/43	182	193,240
3.500%	04/20/43	323	349,302
3.500%	05/20/43	199	215,090
3.500%	02/20/44	1,180	1,273,047
3.500%	03/20/45	43	45,714
3.500%	04/20/45	64	68,751
3.500%	05/20/45	122	130,478
3.500%	07/20/45	48	51,414
3.500%	08/20/45	64	67,838
3.500%	10/20/45	102	108,914
3.500%	11/20/45	44	47,055
3.500%	12/20/45	529	564,770
3.500%	01/20/46	114	121,901
3.500%	05/20/46	225	239,326
3.500%	07/20/46	471	499,954
3.500%	09/20/46	101	107,265
3.500%	10/20/46	81	87,826
3.500%	10/20/46	99	108,060
3.500%	10/20/46	113	122,763
3.500%	10/20/46	127	135,945
3.500%	10/20/46	177	191,254
3.500%	03/20/48	57	60,250
3.500%	04/20/48	23	24,106
4.000%	TBA	5,573	5,914,020
4.000%	04/20/39	13	14,656
4.000%	07/20/39	165	180,646
4.000%	10/20/40	175	191,523
4.000%	12/20/40	1,042	1,142,144
4.000%	01/20/41	38	42,003
4.000%	03/15/41	130	143,726
4.000%	10/20/46	35	37,688
4.000%	05/20/47	187	200,206
4.000%	06/20/47	466	499,197
4.000%	11/20/47	544	582,896

A59

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	12/20/47	265	$283,530
4.000%	05/20/50	82	87,584
4.500%	TBA	1,828	1,949,106
4.500%	12/20/39	17	19,119
4.500%	01/20/40	21	23,034
4.500%	02/20/40	17	18,881
4.500%	05/20/40	119	131,143
4.500%	07/20/40	7	7,676
4.500%	09/20/40	9	10,261
4.500%	10/20/40	13	14,113
4.500%	07/20/41	78	83,579
4.500%	02/20/42	316	353,748
4.500%	03/15/47	110	125,739
4.500%	04/15/47	103	118,270
4.500%	04/15/47	125	144,070
4.500%	05/15/47	92	105,555
4.500%	09/20/48	372	404,762
4.500%	03/20/49	742	792,257
4.500%	04/20/49	20	20,924
4.500%	05/20/49	130	138,642
4.500%	08/20/50	403	429,080
5.000%	04/15/38	42	47,692
5.000%	08/15/38	88	101,340
5.000%	10/15/38	7	8,099
5.000%	10/15/38	276	319,513
5.000%	12/15/38	117	135,087
5.000%	01/15/39	28	32,263
5.000%	02/15/39	71	82,062
5.000%	02/15/39	78	89,784
5.000%	02/15/39	104	120,789
5.000%	02/15/39	243	280,313
5.000%	03/15/39	348	402,715
5.000%	04/15/39	107	123,601
5.000%	04/15/39	107	123,814
5.000%	05/15/39	94	108,106
5.000%	05/15/39	304	349,642
5.000%	11/15/39	166	192,902
5.000%	09/15/40	345	398,387
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65	1,964	2,733,257
4.625%	09/15/60	1,207	1,766,219
4.875%	01/15/48	1,031	1,474,666
5.250%	09/15/39	760	1,076,030

Total U.S. Government Agency Obligations (cost $977,671,290)			982,526,512
U.S. Treasury Obligations — 14.2%
U.S. Treasury Bonds
1.125%	05/15/40	4,291	3,709,704
1.125%	08/15/40	4,291	3,693,612
1.375%	11/15/40	4,291	3,855,866
1.750%	08/15/41(h)	275	263,351
2.000%	08/15/51	5,605	5,507,788
2.250%	05/15/41	1,195	1,242,987
2.250%	08/15/49	4,617	4,787,252
2.375%	05/15/51	185	197,487
2.500%	02/15/45(h)	11,102	11,990,160
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.750%	11/15/47(h)	11,102	$12,617,662
2.875%	05/15/43	981	1,125,697
2.875%	11/15/46	942	1,091,395
3.000%	02/15/48(h)	12,043	14,325,525
3.125%	02/15/43	981	1,168,923
3.625%	08/15/43	981	1,259,205
3.750%	11/15/43	981	1,283,271
3.875%	08/15/40	1,142	1,497,269
4.250%	05/15/39	256	348,800
4.250%	11/15/40	1,142	1,569,536
4.375%	11/15/39	256	354,680
4.500%	08/15/39	256	359,360
4.625%	02/15/40	1,142	1,631,989
U.S. Treasury Notes
0.125%	03/31/23	10,428	10,419,038
0.125%	04/30/23	10,428	10,414,558
0.125%	05/31/23	10,428	10,411,706
0.250%	04/15/23	8,968	8,975,707
0.375%	04/30/25	13,844	13,693,663
0.375%	11/30/25	12,316	12,083,151
0.375%	12/31/25	12,316	12,069,680
0.375%	09/30/27	1,668	1,592,028
0.500%	03/15/23	8,968	9,010,388
0.500%	05/31/27	5,246	5,068,538
0.625%	07/31/26	61,418	60,434,353
0.750%	03/31/26	6,180	6,137,030
0.750%	05/31/26(a)	26,495	26,271,448
0.750%	08/31/26	10,735	10,620,941
0.750%	01/31/28	1,933	1,877,049
0.875%	09/30/26	15,945	15,860,292
1.125%	02/15/31	2,067	2,002,406
1.250%	03/31/28	5,765	5,766,801
1.250%	04/30/28	5,765	5,763,198
1.250%	05/31/28	5,765	5,757,794
1.250%	09/30/28	23,780	23,679,678
1.250%	08/15/31(a)	3,520	3,434,750
1.500%	01/31/22	3,782	3,800,024
1.500%	10/31/24	14,391	14,813,736
1.500%	08/15/26	2,741	2,810,382
1.500%	02/15/30	1,992	2,005,384
1.625%	11/30/26	1,710	1,762,636
1.625%	08/15/29	1,947	1,983,810
1.625%	05/15/31	2,067	2,091,546
1.750%	04/30/22	3,590	3,625,199
1.750%	07/15/22	8,968	9,085,355
1.750%	07/31/24	3,656	3,787,387
1.750%	12/31/24	14,391	14,932,911
1.750%	11/15/29	1,379	1,417,569
2.000%	02/15/25	2,366	2,475,058
2.125%	12/31/22	1,891	1,937,684
2.125%	07/31/24	1,891	1,978,459
2.125%	05/15/25	2,081	2,187,651
2.250%	08/15/27(h)	7,222	7,678,101
2.375%	05/15/27	3,620	3,872,552
2.375%	05/15/29	614	659,187
2.625%	02/15/29	614	669,644
2.750%	05/31/23	1,891	1,970,481

A60

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.875%	10/15/21	8,275	$8,283,404
2.875%	08/15/28	567	626,535
3.125%	11/15/28	2,634	2,960,369

Total U.S. Treasury Obligations (cost $438,934,165)			432,640,780

	Shares
Common Stocks — 0.4%
Diversified Financial Services — 0.0%
ArcLight Clean Transition Corp. II*	11,457	114,513
Climate Real Impact Solutions II Acquisition Corp. (Class A Stock)*	4,905	47,971
Northern Genesis Acquisition Corp. II*	4,855	48,210
Pivotal Investment Corp. III*	13,760	135,949
Reinvent Technology Partners Y*	17,298	174,710
Science Strategic Acquisition Corp. Alpha (Class A Stock)*	14,872	144,407
Thimble Point Acquisition Corp.*	17,011	171,981
Tishman Speyer Innovation Corp. II*	8,821	88,210
		925,951
Equity Real Estate Investment Trusts (REITs) — 0.1%
DiamondRock Hospitality Co.*	50,586	478,038
Park Hotels & Resorts, Inc.*	23,857	456,623
Service Properties Trust	51,212	574,086
Sunstone Hotel Investors, Inc.*	34,839	415,978
Xenia Hotels & Resorts, Inc.*	27,886	494,698
		2,419,423
Health Care Providers & Services — 0.0%
HCA Healthcare, Inc.	2,667	647,334
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.*	9,348	1,049,593
Household Durables — 0.1%
Beazer Homes USA, Inc.*	5,563	95,962
Century Communities, Inc.	7,325	450,121
Taylor Morrison Home Corp.*	17,678	455,739
		1,001,822
Interactive Media & Services — 0.0%
Genius Sports Ltd. (United Kingdom)*	19,096	356,331
Media — 0.0%
Altice USA, Inc. (Class A Stock)*	6,981	144,646
Oil, Gas & Consumable Fuels — 0.1%
Bruin Purchaser LLC^	21,094	2
California Resources Corp.*	65,674	2,692,634
Chesapeake Energy Corp.	55	3,388
Devon Energy Corp.	5,934	210,716
Diamondback Energy, Inc.	2,168	205,245
Green Plains, Inc.*(a)	20,076	655,481
Ovintiv, Inc.	6,059	199,220
Pioneer Energy Services Corp.*^	1,376	17,503
		3,984,189
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development — 0.0%
Forestar Group, Inc.*	12,980	$241,817

Total Common Stocks (cost $7,994,542)		10,771,106

	Units
Warrants* — 0.0%
Diversified Financial Services — 0.0%
Climate Real Impact Solutions II Acquisition Corp., expiring 12/31/27	981	1,030
HomeToGo SE (Luxembourg), expiring 12/31/25	4,042	2,575
Northern Genesis Acquisition Corp. II, expiring 12/31/27	1,618	1,731
Science Strategic Acquisition Corp. Alpha, expiring 12/31/27	4,957	3,470
TPG Pace Beneficial Finance Corp., expiring 10/09/27	5,890	11,662
		20,468
Health Care Providers & Services — 0.0%
Cano Health, Inc., expiring 06/03/36	23,091	95,366
Hotels, Restaurants & Leisure — 0.0%
Target Hospitality Corp., expiring 03/15/24	1,429	543
Interactive Media & Services — 0.0%
Genius Sports Ltd. (United Kingdom), expiring 12/31/28	36,580	261,181
Machinery — 0.0%
Hyzon Motors, Inc., expiring 10/02/25	22,329	31,931
Sarcos Technology & Robotics Corp., expiring 06/15/27	64,817	50,557
		82,488
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., expiring 10/27/24	471	5,652
Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc., expiring 10/13/25	14,508	25,389
Software — 0.0%
CCC Intelligent Solutions Holdings, Inc., expiring 08/14/25	6,191	14,363
Latch, Inc., expiring 12/31/26	29,405	97,037
		111,400
Specialty Retail — 0.0%
EVgo, Inc., expiring 09/15/25	13,180	23,592
Volta, Inc., expiring 08/26/26	13,580	34,765
		58,357

Total Warrants (cost $617,106)		660,844

Total Long-Term Investments (cost $3,216,421,025)		3,242,021,441

A61

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Short-Term Investments — 16.6%
Affiliated Mutual Funds — 15.6%
PGIM Core Ultra Short Bond Fund(wa)	301,426,220	$301,426,220
PGIM Institutional Money Market Fund (cost $173,960,638; includes $173,953,380 of cash collateral for securities on loan)(b)(wa)	174,061,681	173,957,244

Total Affiliated Mutual Funds (cost $475,386,858)		475,383,464

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bond — 0.0%
Real Estate
Ronshine China Holdings Ltd. (China),
Gtd. Notes, EMTN
5.500%	02/01/22	200	184,032
(cost $199,741)
U.S. Treasury Obligations(n) — 0.9%
U.S. Treasury Bills
0.000%	10/07/21	1,840	1,839,988
0.000%	10/12/21	25,675	25,674,775

Total U.S. Treasury Obligations (cost $27,514,934)				27,514,763

Options Purchased*~ — 0.1%
(cost $2,374,471)	1,544,788

Total Short-Term Investments (cost $505,476,004)	504,627,047

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—123.2% (cost $3,721,897,029)	3,746,648,488
Options Written*~ — (0.0)%
(premiums received $103,376)	(172,898)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—123.2% (cost $3,721,793,653)	3,746,475,590

Liabilities in excess of other assets(z) — (23.2)%	(705,486,332)

Net Assets — 100.0%	$3,040,989,258

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
AGC	Assured Guaranty Corp.
BABs	Build America Bonds
BTP	Buoni del Tesoro Poliennali
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
COP	Certificates of Participation
CPI	Consumer Price Index
DIP	Debtor-In-Possession
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
T	Swap payment upon termination
TBA	To Be Announced
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
A62

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,909,226 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $170,703,444; cash collateral of $173,953,380 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	1.500%	TBA	10/14/21	(256)		$(248,680)
Federal National Mortgage Assoc.	3.000%	TBA	11/10/21	(1,399)		(1,461,775)
Federal National Mortgage Assoc.	3.500%	TBA	10/19/21	(5,166)		(5,511,981)
Federal National Mortgage Assoc.	5.000%	TBA	10/14/21	(5,927)		(6,515,070)
Government National Mortgage Assoc.	3.500%	TBA	10/21/21	(963)		(1,012,598)
Government National Mortgage Assoc.	5.000%	TBA	10/21/21	(1,241)		(1,336,208)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $16,084,334)						$(16,086,312)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Eurodollar 1-year Mid-Curve	Put	12/10/21	$99.38		6,775		16,938	$381,094
Eurodollar 1-year Mid-Curve	Put	03/11/22	$98.75		746		1,865	377,663
Total Exchange Traded (cost $1,560,955)								$758,757

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs USD	Call	Morgan Stanley & Co. International PLC	10/06/21	0.73		—	AUD	738	$659
Currency Option AUD vs USD	Call	Goldman Sachs International	11/10/21	0.74		—	AUD	12,153	38,416
Currency Option AUD vs USD	Call	Citibank, N.A.	11/12/21	0.74		—	AUD	12,153	37,201
Currency Option EUR vs PLN	Call	BNP Paribas S.A.	11/18/21	4.65		—	EUR	1,260	7,944
A63

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	Deutsche Bank AG	12/13/21	4.56		—	EUR	1,256	$25,045
Currency Option EUR vs USD	Call	BNP Paribas S.A.	11/10/21	1.18		—	EUR	11,726	20,820
Currency Option EUR vs USD	Call	Standard Chartered Bank	11/12/21	1.18		—	EUR	11,726	23,494
Currency Option GBP vs USD	Call	UBS AG	11/10/21	1.37		—	GBP	7,036	41,203
Currency Option GBP vs USD	Call	Standard Chartered Bank	11/12/21	1.37		—	GBP	7,036	34,514
Currency Option USD vs CLP	Call	Barclays Bank PLC	11/04/21	785.00		—		740	28,538
Currency Option USD vs CNH	Call	HSBC Bank PLC	03/10/22	6.70		—		395	64,211
Currency Option USD vs MXN	Call	UBS AG	10/18/21	20.10		—		1,112	32,777
Currency Option USD vs MXN	Call	Goldman Sachs International	10/20/21	20.30		—		1,108	24,331
Currency Option USD vs MXN	Call	Citibank, N.A.	10/28/21	20.60		—		1,096	16,496
Currency Option USD vs MXN	Call	HSBC Bank PLC	11/29/21	20.80		—		1,462	26,474
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	10/08/21	14.40		—		554	25,333
Currency Option USD vs ZAR	Call	Deutsche Bank AG	10/19/21	14.95		—		556	11,101
Currency Option USD vs ZAR	Call	UBS AG	11/12/21	14.30		—		462	27,549
Currency Option EUR vs GBP	Put	Citibank, N.A.	11/19/21	0.85		—	EUR	15,710	72,077
Currency Option EUR vs GBP	Put	Citibank, N.A.	11/26/21	0.85		—	EUR	15,540	79,889
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	10/08/21	1.18		—	EUR	1,244	26,787
Currency Option USD vs CAD	Put	Citibank, N.A.	11/10/21	1.25		—		10,660	47,824
Currency Option USD vs CAD	Put	Morgan Stanley & Co. International PLC	11/12/21	1.25		—		10,660	39,076
Currency Option USD vs COP	Put	Bank of America, N.A.	10/27/21	3,830.00		—		1,486	7,410
Currency Option USD vs IDR	Put	BNP Paribas S.A.	10/29/21	14,300.00		—		463	2,144
Currency Option USD vs KRW	Put	Standard Chartered Bank	10/25/21	1,165.00		—		1,294	1,869
Currency Option USD vs KRW	Put	BNP Paribas S.A.	11/15/21	1,160.00		—		648	1,643
Currency Option USD vs RUB	Put	Citibank, N.A.	11/15/21	73.00		—		1,482	17,515
Currency Option USD vs TRY	Put	Bank of America, N.A.	10/08/21	8.70		—		370	332
Total OTC Traded (cost $737,336)									$782,672

A64

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5- Year Interest Rate Swap, 11/12/26	Call	Bank of America, N.A.	11/10/21	0.74%	0.74%(S)	3 Month LIBOR(Q)	39,574		$3,359
(cost $76,180)
Total Options Purchased (cost $2,374,471)									$1,544,788
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Eurodollar 1-year Mid-Curve	Put	03/11/22	$98.25	746	1,865		$(107,238)
(premiums received $63,797)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	Deutsche Bank AG	10/13/21	4.58		—	EUR	628	$(6,252)
Currency Option USD vs CLP	Call	Barclays Bank PLC	11/04/21	820.00		—		926	(12,512)
Currency Option USD vs MXN	Call	HSBC Bank PLC	11/29/21	21.50		—		1,462	(12,012)
Currency Option USD vs RUB	Call	Citibank, N.A.	10/15/21	74.00		—		556	(1,655)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	10/19/21	14.95		—		556	(11,101)
Currency Option USD vs ZAR	Call	UBS AG	11/12/21	15.00		—		647	(17,263)
Currency Option USD vs MXN	Put	HSBC Bank PLC	11/29/21	20.00		—		1,462	(4,865)
Total OTC Traded (premiums received $39,579)									$(65,660)
Total Options Written (premiums received $103,376)								$(172,898)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
580	90 Day Euro Dollar	Dec. 2022	$144,282,250	$23,525
267	2 Year U.S. Treasury Notes	Dec. 2021	58,754,602	(50,414)
325	5 Year U.S. Treasury Notes	Dec. 2021	39,891,212	21,350
11	10 Year U.K. Gilt	Dec. 2021	1,854,898	(4,047)
340	20 Year U.S. Treasury Bonds	Dec. 2021	54,134,375	(1,081,382)
370	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	70,693,125	(1,726,386)
24	Euro-BTP Italian Government Bond	Dec. 2021	4,224,271	(12,532)
				(2,829,886)
Short Positions:
750	90 Day Euro Dollar	Mar. 2024	185,109,375	(960)
44	10 Year Euro-Bund	Dec. 2021	8,655,284	7,410
355	10 Year U.S. Treasury Notes	Dec. 2021	46,721,330	429,150
323	10 Year U.S. Ultra Treasury Notes	Dec. 2021	46,915,750	368,507
77	30 Year Euro Buxl	Dec. 2021	18,136,494	518,748
58	Euro-OAT	Dec. 2021	11,149,235	107,125
				1,429,980
				$(1,399,906)
A65

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/12/21	JPMorgan Chase Bank, N.A.	AUD	185	$133,899	$133,752	$—	$(147)
Brazilian Real,
Expiring 10/04/21	Citibank, N.A.	BRL	975	185,000	178,845	—	(6,155)
Expiring 10/04/21	Citibank, N.A.	BRL	973	185,000	178,623	—	(6,377)
Expiring 10/04/21	Morgan Stanley & Co. International PLC	BRL	963	185,000	176,713	—	(8,287)
Expiring 11/03/21	BNP Paribas S.A.	BRL	1,481	273,000	270,519	—	(2,481)
Canadian Dollar,
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	CAD	351	277,000	277,195	195	—
China Yuan,
Expiring 12/15/21	HSBC Bank USA, N.A.	CNY	69,195	10,658,338	10,663,552	5,214	—
Euro,
Expiring 10/20/21	JPMorgan Chase Bank, N.A.	EUR	235	273,054	272,316	—	(738)
Expiring 10/20/21	JPMorgan Chase Bank, N.A.	EUR	235	273,054	272,316	—	(738)
Expiring 10/21/21	Barclays Bank PLC	EUR	158	185,538	183,092	—	(2,446)
Expiring 10/21/21	Barclays Bank PLC	EUR	158	185,538	183,092	—	(2,446)
Expiring 10/21/21	Goldman Sachs International	EUR	236	276,896	273,480	—	(3,416)
Expiring 12/15/21	Barclays Bank PLC	EUR	1,580	1,853,883	1,833,196	—	(20,687)
Expiring 12/15/21	Goldman Sachs International	EUR	2,350	2,772,225	2,726,590	—	(45,635)
Expiring 12/15/21	Goldman Sachs International	EUR	2,340	2,733,167	2,714,987	—	(18,180)
Expiring 12/15/21	Goldman Sachs International	EUR	2,340	2,732,348	2,714,987	—	(17,361)
Indonesian Rupiah,
Expiring 10/29/21	Barclays Bank PLC	IDR	11,805,052	825,817	821,675	—	(4,142)
Expiring 10/29/21	BNP Paribas S.A.	IDR	2,314,642	161,863	161,108	—	(755)
Expiring 10/29/21	BNP Paribas S.A.	IDR	1,543,094	107,946	107,405	—	(541)
Expiring 10/29/21	HSBC Bank USA, N.A.	IDR	12,630,147	881,071	879,105	—	(1,966)
Kazakhstani Tenge,
Expiring 10/08/21	Citibank, N.A.	KZT	75,903	173,770	177,962	4,192	—
Mexican Peso,
Expiring 10/20/21	Goldman Sachs International	MXN	3,728	185,000	180,035	—	(4,965)
Expiring 10/20/21	Goldman Sachs International	MXN	3,728	185,000	180,035	—	(4,965)
Expiring 10/20/21	HSBC Bank USA, N.A.	MXN	5,596	277,000	270,244	—	(6,756)
Expiring 10/20/21	HSBC Bank USA, N.A.	MXN	3,757	186,000	181,463	—	(4,537)
Expiring 10/20/21	UBS AG	MXN	3,692	185,000	178,301	—	(6,699)
Expiring 10/20/21	UBS AG	MXN	3,692	185,000	178,301	—	(6,699)
Expiring 10/29/21	BNP Paribas S.A.	MXN	7,838	391,734	378,094	—	(13,640)
Expiring 10/29/21	BNP Paribas S.A.	MXN	5,793	289,873	279,423	—	(10,450)
Expiring 10/29/21	Deutsche Bank AG	MXN	18,893	945,028	911,342	—	(33,686)
Expiring 11/01/21	Citibank, N.A.	MXN	4,390	213,529	211,674	—	(1,855)
Expiring 11/01/21	Citibank, N.A.	MXN	4,390	213,529	211,674	—	(1,855)
Expiring 11/01/21	Goldman Sachs International	MXN	2,122	103,132	102,319	—	(813)
Expiring 11/01/21	Goldman Sachs International	MXN	2,122	103,132	102,319	—	(813)
Expiring 11/01/21	Morgan Stanley & Co. International PLC	MXN	2,882	140,339	138,953	—	(1,386)
Expiring 11/01/21	Morgan Stanley & Co. International PLC	MXN	2,882	140,339	138,953	—	(1,386)
Russian Ruble,
Expiring 10/20/21	Deutsche Bank AG	RUB	13,324	183,000	182,501	—	(499)
Expiring 10/20/21	Deutsche Bank AG	RUB	13,324	183,000	182,501	—	(499)
Expiring 10/20/21	JPMorgan Chase Bank, N.A.	RUB	13,500	185,000	184,904	—	(96)
Expiring 10/20/21	JPMorgan Chase Bank, N.A.	RUB	13,500	185,000	184,904	—	(96)
South African Rand,
Expiring 10/14/21	Bank of America, N.A.	ZAR	1,963	139,000	130,084	—	(8,916)
Expiring 10/14/21	Bank of America, N.A.	ZAR	1,963	139,000	130,084	—	(8,916)
Expiring 11/24/21	Citibank, N.A.	ZAR	5,500	381,362	362,449	—	(18,913)
South Korean Won,
Expiring 10/20/21	Citibank, N.A.	KRW	219,207	185,000	185,032	32	—
Expiring 10/20/21	Citibank, N.A.	KRW	219,207	185,000	185,032	32	—
A66

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 10/12/21	Citibank, N.A.	TRY	991	$113,521	$110,727	$—	$(2,794)
Expiring 10/12/21	Citibank, N.A.	TRY	991	113,521	110,727	—	(2,794)
Expiring 10/12/21	UBS AG	TRY	624	71,478	69,756	—	(1,722)
Expiring 10/12/21	UBS AG	TRY	624	71,478	69,756	—	(1,722)
				$31,212,402	$30,932,097	9,665	(289,970)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/12/21	HSBC Bank USA, N.A.	AUD	185	$135,139	$133,753	$1,386	$—
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	AUD	1,139	842,081	823,752	18,329	—
Brazilian Real,
Expiring 10/04/21	BNP Paribas S.A.	BRL	970	185,000	177,953	7,047	—
Expiring 10/04/21	Citibank, N.A.	BRL	958	185,000	175,779	9,221	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	1,014	185,000	186,053	—	(1,053)
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	955	185,000	175,172	9,828	—
Expiring 10/04/21	JPMorgan Chase Bank, N.A.	BRL	955	185,000	175,172	9,828	—
Canadian Dollar,
Expiring 10/08/21	JPMorgan Chase Bank, N.A.	CAD	349	277,000	275,537	1,463	—
Expiring 12/15/21	Bank of America, N.A.	CAD	905	718,920	714,510	4,410	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	CAD	240	189,723	189,483	240	—
Chilean Peso,
Expiring 11/02/21	UBS AG	CLP	222,707	274,000	273,778	222	—
Colombian Peso,
Expiring 10/29/21	Citibank, N.A.	COP	1,067,420	277,000	279,741	—	(2,741)
Euro,
Expiring 10/21/21	JPMorgan Chase Bank, N.A.	EUR	394	462,541	456,572	5,969	—
Expiring 10/21/21	JPMorgan Chase Bank, N.A.	EUR	158	185,486	183,092	2,394	—
Expiring 12/15/21	Bank of America, N.A.	EUR	1,580	1,856,602	1,833,196	23,406	—
Expiring 12/15/21	BNP Paribas S.A.	EUR	16,084	19,051,917	18,661,476	390,441	—
Expiring 12/15/21	Deutsche Bank AG	EUR	973	1,142,870	1,128,924	13,946	—
Expiring 12/15/21	Deutsche Bank AG	EUR	233	273,663	270,338	3,325	—
Expiring 12/15/21	Goldman Sachs International	EUR	3,120	3,657,174	3,619,983	37,191	—
Expiring 12/15/21	Goldman Sachs International	EUR	1,560	1,824,527	1,809,992	14,535	—
Expiring 12/15/21	HSBC Bank USA, N.A.	EUR	16,084	19,065,684	18,661,476	404,208	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	2,350	2,762,764	2,726,590	36,174	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	2,275	2,695,318	2,639,571	55,747	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	500	592,226	580,125	12,101	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	EUR	187	221,691	216,967	4,724	—
Expiring 12/15/21	The Bank of New York Mellon Corp.	EUR	329	386,652	381,723	4,929	—
Indonesian Rupiah,
Expiring 10/29/21	Citibank, N.A.	IDR	4,771,206	328,166	332,093	—	(3,927)
Expiring 10/29/21	Goldman Sachs International	IDR	10,378,364	707,503	722,372	—	(14,869)
Expiring 10/29/21	Goldman Sachs International	IDR	2,758,516	188,051	192,003	—	(3,952)
Expiring 10/29/21	HSBC Bank USA, N.A.	IDR	4,771,206	328,414	332,093	—	(3,679)
Expiring 11/17/21	Citibank, N.A.	IDR	10,528,781	725,523	731,218	—	(5,695)
Mexican Peso,
Expiring 10/20/21	Goldman Sachs International	MXN	5,582	275,000	269,578	5,422	—
Expiring 10/20/21	Goldman Sachs International	MXN	3,739	185,000	180,592	4,408	—
Expiring 10/20/21	Goldman Sachs International	MXN	3,739	185,000	180,592	4,408	—
Expiring 10/20/21	HSBC Bank USA, N.A.	MXN	9,241	458,000	446,303	11,697	—
Expiring 10/20/21	HSBC Bank USA, N.A.	MXN	5,650	273,000	272,885	115	—
A67

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/20/21	HSBC Bank USA, N.A.	MXN	5,650	$273,000	$272,885	$115	$—
Expiring 10/29/21	Barclays Bank PLC	MXN	9,471	471,193	456,864	14,329	—
Expiring 10/29/21	Standard Chartered Bank	MXN	13,023	644,273	628,206	16,067	—
Expiring 10/29/21	UBS AG	MXN	9,684	472,881	467,159	5,722	—
Expiring 11/24/21	Bank of America, N.A.	MXN	6,645	326,452	319,277	7,175	—
Russian Ruble,
Expiring 10/20/21	Citibank, N.A.	RUB	13,575	185,001	185,940	—	(939)
Expiring 10/20/21	Citibank, N.A.	RUB	13,575	185,001	185,940	—	(939)
Expiring 10/20/21	Citibank, N.A.	RUB	13,535	185,000	185,382	—	(382)
Expiring 10/20/21	Citibank, N.A.	RUB	13,535	185,000	185,382	—	(382)
Expiring 10/20/21	UBS AG	RUB	13,604	185,000	186,332	—	(1,332)
Expiring 10/20/21	UBS AG	RUB	13,604	185,000	186,332	—	(1,332)
Expiring 10/26/21	Credit Suisse Securities (USA) LLC	RUB	18,882	254,184	258,416	—	(4,232)
Expiring 10/26/21	HSBC Bank USA, N.A.	RUB	27,596	371,612	377,677	—	(6,065)
Expiring 10/26/21	HSBC Bank USA, N.A.	RUB	18,552	249,947	253,907	—	(3,960)
Expiring 10/26/21	HSBC Bank USA, N.A.	RUB	18,450	248,300	252,507	—	(4,207)
Expiring 10/26/21	HSBC Bank USA, N.A.	RUB	18,444	248,202	252,428	—	(4,226)
Expiring 10/26/21	HSBC Bank USA, N.A.	RUB	18,438	247,957	252,348	—	(4,391)
Expiring 10/26/21	HSBC Bank USA, N.A.	RUB	18,397	247,658	251,785	—	(4,127)
Expiring 10/26/21	HSBC Bank USA, N.A.	RUB	17,395	235,190	238,073	—	(2,883)
Expiring 10/26/21	HSBC Bank USA, N.A.	RUB	9,219	124,081	126,175	—	(2,094)
Expiring 10/26/21	HSBC Bank USA, N.A.	RUB	8,663	116,406	118,565	—	(2,159)
Expiring 10/26/21	JPMorgan Chase Bank, N.A.	RUB	27,758	371,284	379,895	—	(8,611)
Expiring 10/26/21	Morgan Stanley & Co. International PLC	RUB	90,480	1,218,464	1,238,309	—	(19,845)
Expiring 10/26/21	Morgan Stanley & Co. International PLC	RUB	35,363	475,408	483,974	—	(8,566)
Expiring 10/26/21	Morgan Stanley & Co. International PLC	RUB	32,096	428,945	439,263	—	(10,318)
Expiring 10/26/21	Morgan Stanley & Co. International PLC	RUB	27,777	369,353	380,158	—	(10,805)
Expiring 10/26/21	Morgan Stanley & Co. International PLC	RUB	21,164	283,962	289,656	—	(5,694)
Expiring 10/26/21	Morgan Stanley & Co. International PLC	RUB	18,522	248,503	253,486	—	(4,983)
Expiring 10/26/21	Morgan Stanley & Co. International PLC	RUB	18,441	248,492	252,386	—	(3,894)
Expiring 10/26/21	Morgan Stanley & Co. International PLC	RUB	18,403	247,977	251,863	—	(3,886)
Expiring 10/26/21	Morgan Stanley & Co. International PLC	RUB	13,895	185,082	190,167	—	(5,085)
Expiring 10/26/21	Morgan Stanley & Co. International PLC	RUB	13,734	185,613	187,969	—	(2,356)
Expiring 12/02/21	Citibank, N.A.	RUB	17,701	238,716	240,654	—	(1,938)
Expiring 12/02/21	HSBC Bank USA, N.A.	RUB	22,785	308,102	309,778	—	(1,676)
South African Rand,
Expiring 10/20/21	Bank of America, N.A.	ZAR	6,856	458,000	454,050	3,950	—
Expiring 11/24/21	HSBC Bank USA, N.A.	ZAR	24,719	1,613,260	1,628,993	—	(15,733)
South Korean Won,
Expiring 10/20/21	Citibank, N.A.	KRW	218,457	185,000	184,400	600	—
Expiring 10/20/21	Citibank, N.A.	KRW	218,457	185,000	184,400	600	—
Turkish Lira,
Expiring 10/12/21	BNP Paribas S.A.	TRY	710	82,949	79,328	3,621	—
Expiring 10/12/21	Citibank, N.A.	TRY	1,592	185,000	177,964	7,036	—
Expiring 10/12/21	Citibank, N.A.	TRY	1,592	185,000	177,964	7,036	—
Expiring 10/12/21	Citibank, N.A.	TRY	874	102,051	97,672	4,379	—
Expiring 11/29/21	Citibank, N.A.	TRY	1,703	185,000	185,589	—	(589)
				$75,104,134	$74,119,935	1,167,744	(183,545)
						$1,177,409	$(473,515)
A68

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/04/21	Buy	EUR	235	PLN	1,067	$3,841	$—	BNP Paribas S.A.
10/04/21	Buy	EUR	235	PLN	1,067	3,841	—	BNP Paribas S.A.
10/04/21	Buy	PLN	1,065	EUR	235	—	(4,356)	Barclays Bank PLC
10/04/21	Buy	PLN	1,065	EUR	235	—	(4,356)	Barclays Bank PLC
10/20/21	Buy	EUR	274	NOK	2,773	398	—	Deutsche Bank AG
10/20/21	Buy	NOK	2,786	EUR	274	1,143	—	JPMorgan Chase Bank, N.A.
11/02/21	Buy	PLN	1,089	EUR	235	1,444	—	Bank of America, N.A.
11/02/21	Buy	PLN	1,089	EUR	235	1,445	—	Bank of America, N.A.
12/15/21	Buy	EUR	1,280	GBP	1,102	—	(433)	BNP Paribas S.A.
12/15/21	Buy	EUR	1,300	GBP	1,119	832	—	JPMorgan Chase Bank, N.A.
12/15/21	Buy	EUR	1,305	GBP	1,121	3,237	—	Deutsche Bank AG
12/15/21	Buy	EUR	1,550	GBP	1,326	11,824	—	Goldman Sachs International
12/15/21	Buy	EUR	1,570	GBP	1,344	10,966	—	JPMorgan Chase Bank, N.A.
12/15/21	Buy	EUR	1,580	GBP	1,353	10,420	—	BNP Paribas S.A.
12/15/21	Buy	EUR	5,125	GBP	4,406	8,763	—	Citibank, N.A.
12/15/21	Buy	EUR	5,510	GBP	4,730	18,369	—	Citibank, N.A.
12/15/21	Buy	GBP	1,054	EUR	1,220	5,327	—	Deutsche Bank AG
12/15/21	Buy	GBP	1,329	EUR	1,540	4,336	—	Barclays Bank PLC
12/15/21	Buy	GBP	1,333	EUR	1,550	—	(1,857)	Goldman Sachs International
12/15/21	Buy	GBP	1,334	EUR	1,560	—	(12,889)	BNP Paribas S.A.
12/15/21	Buy	GBP	1,335	EUR	1,560	—	(11,303)	Bank of America, N.A.
12/15/21	Buy	GBP	1,365	EUR	1,590	—	(5,063)	Deutsche Bank AG
12/15/21	Buy	GBP	1,373	EUR	1,600	—	(5,903)	BNP Paribas S.A.
12/15/21	Buy	GBP	1,668	EUR	1,950	—	(14,647)	BNP Paribas S.A.
12/15/21	Buy	GBP	1,674	EUR	1,960	—	(18,137)	BNP Paribas S.A.
12/15/21	Buy	GBP	2,000	EUR	2,340	—	(19,642)	Bank of America, N.A.
12/15/21	Buy	GBP	2,007	EUR	2,350	—	(22,101)	Bank of America, N.A.
						$86,186	$(120,687)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Avis Budget Car Rental LLC	12/20/24	5.000%(Q)	300	$(34,009)	$16,352	$(50,361)	JPMorgan Chase Bank, N.A.
Avis Budget Car Rental LLC	06/20/25	5.000%(Q)	240	(28,409)	22,171	(50,580)	JPMorgan Chase Bank, N.A.
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	265	(20,720)	(9,147)	(11,573)	BNP Paribas S.A.
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	250	(19,548)	(7,994)	(11,554)	BNP Paribas S.A.
Boeing Co.	12/20/24	1.000%(Q)	815	(5,009)	(6,156)	1,147	Morgan Stanley & Co. International PLC
Boeing Co.	12/20/24	1.000%(Q)	400	(2,458)	(5,133)	2,675	BNP Paribas S.A.
Broadcom Inc.	12/20/24	1.000%(Q)	195	(4,156)	3,853	(8,009)	JPMorgan Chase Bank, N.A.
Dish DBS Corp	12/20/23	5.000%(Q)	372	(26,648)	9,014	(35,662)	Goldman Sachs International
Federative Republic of Brazil	12/20/26	1.000%(Q)	2,009	102,740	92,427	10,313	Barclays Bank PLC
Federative Republic of Brazil	12/20/26	1.000%(Q)	1,216	62,168	55,928	6,240	Barclays Bank PLC
KB Home	12/20/23	5.000%(Q)	352	(33,080)	(13,890)	(19,190)	JPMorgan Chase Bank, N.A.
Occidental Petroleum Corp.	12/20/24	1.000%(Q)	510	4,844	172,745	(167,901)	Barclays Bank PLC
Realogy Group LLC	12/20/23	5.000%(Q)	176	(13,951)	(771)	(13,180)	JPMorgan Chase Bank, N.A.
Republic of Chile	12/20/26	1.000%(Q)	750	(4,999)	(9,619)	4,620	Barclays Bank PLC
Republic of Colombia	12/20/26	1.000%(Q)	1,861	63,226	43,583	19,643	Goldman Sachs International
Republic of Colombia	12/20/26	1.000%(Q)	1,163	39,512	27,329	12,183	Goldman Sachs International
Republic of Indonesia	12/20/26	1.000%(Q)	2,348	(22,469)	(26,729)	4,260	JPMorgan Chase Bank, N.A.
Republic of Philippines	12/20/26	1.000%(Q)	1,758	(43,280)	(46,855)	3,575	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/26	1.000%(Q)	5,182	280,482	251,816	28,666	Goldman Sachs International
A69

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of South Africa	12/20/26	1.000%(Q)	1,104	$59,787	$58,296	$1,491	Barclays Bank PLC
Republic of South Africa	12/20/26	1.000%(Q)	986	53,345	51,786	1,559	Citibank, N.A.
Rite Aid Corp.	06/20/26	5.000%(Q)	52	8,409	4,405	4,004	Goldman Sachs International
RR Donnelley & Sons Co	12/20/23	5.000%(Q)	180	(10,032)	4,361	(14,393)	JPMorgan Chase Bank, N.A.
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	344	(30,851)	(2,152)	(28,699)	Barclays Bank PLC
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	200	(18,243)	(3,913)	(14,330)	Goldman Sachs International
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	175	(15,963)	(3,424)	(12,539)	Goldman Sachs International
United Mexican States	12/20/26	1.000%(Q)	10,814	6,267	(19,585)	25,852	Morgan Stanley & Co. International PLC
United Mexican States	12/20/26	1.000%(Q)	2,163	1,254	(3,917)	5,171	Morgan Stanley & Co. International PLC
				$348,209	$654,781	$(306,572)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Broadcom Inc.	06/20/24	1.000%(Q)	2,212	0.285%	$43,967	$(92,117)	$136,084	Citibank, N.A.
Trust Fibra Uno	06/20/26	1.000%(Q)	172	2.568%	(11,674)	(18,147)	6,473	Citibank, N.A.
Trust Fibra Uno	06/20/26	1.000%(Q)	34	2.568%	(2,307)	(3,595)	1,288	Citibank, N.A.
					$29,986	$(113,859)	$143,845

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.33.V12	12/20/24	5.000%(Q)		4,854	$(27,233)	$(433,575)	$(406,342)
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)		1,201	(28,343)	(29,047)	(704)
iTraxx.EUR.36.V1	12/20/26	1.000%(Q)	EUR	7,610	(238,803)	(233,795)	5,008
iTraxx.XO.36.V1	12/20/26	5.000%(Q)	EUR	6,970	(1,000,819)	(969,066)	31,753
					$(1,295,198)	$(1,665,483)	$(370,285)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.6.AAA	05/11/63	0.500%(M)	1,037	$(2,627)	$(738)	$(1,889)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%(M)	447	(1,132)	85	(1,217)	Deutsche Bank AG
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	56,839	18,289	38,550	JPMorgan Chase Bank, N.A.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	929	(8,697)	10,753	(19,450)	Credit Suisse International
CMBX.NA.9.AAA	09/17/58	0.500%(M)	749	(7,014)	8,796	(15,810)	Deutsche Bank AG
CMBX.NA.9.AAA	09/17/58	0.500%(M)	630	(5,892)	7,284	(13,176)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	530	(4,957)	6,128	(11,085)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	340	(3,180)	4,316	(7,496)	Morgan Stanley & Co. International PLC
A70

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	330	$25,393	$10,976	$14,417	Citigroup Global Markets, Inc.
				$48,733	$65,889	$(17,156)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	*	$(56,839)	$(15,653)	$(41,186)	Credit Suisse International
CMBX.NA.7.AAA	01/17/47	0.500%(M)	4,909	*	31,928	(149,681)	181,609	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	170	*	(13,082)	(8,102)	(4,980)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	(12,312)	(9,151)	(3,161)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	(12,312)	(207)	(12,105)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	110	*	(8,464)	(28,419)	19,955	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	90	*	(6,926)	(19,877)	12,951	JPMorgan Chase Bank, N.A.
CMBX.NA.10.A	11/17/59	2.000%(M)	760	*	(1,396)	(32,806)	31,410	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000%(M)	380	*	(698)	(16,676)	15,978	Deutsche Bank AG
CMBX.NA.10.BBB-	11/17/59	3.000%(M)	25	*	(2,179)	(2,124)	(55)	JPMorgan Chase Bank, N.A.
					$(82,280)	$(282,696)	$200,416
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A71

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
GBP	61	11/15/40	3.325%(T)	U.K. Retail Price Index(2)(T)	$—	$(14,186)	$(14,186)
GBP	150	12/15/40	3.380%(T)	U.K. Retail Price Index(2)(T)	—	(31,826)	(31,826)
GBP	1,500	12/15/40	3.381%(T)	U.K. Retail Price Index(2)(T)	—	(317,633)	(317,633)
GBP	729	09/15/41	3.793%(T)	U.K. Retail Price Index(2)(T)	—	(3,895)	(3,895)
GBP	365	09/15/41	3.885%(T)	U.K. Retail Price Index(2)(T)	—	13,242	13,242
	11,166	04/26/31	2.474%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(450,171)	(450,171)
	10,360	05/21/31	2.639%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(206,314)	(206,314)
	8,122	08/11/31	2.533%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(128,643)	(128,643)
					$—	$(1,139,426)	$(1,139,426)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	61,390	10/01/25	(0.240)%(A)	1 Day ESTR(2)(A)	$—	$(1,791)	$(1,791)
GBP	27,300	08/27/25	0.620%(A)	1 Day SONIA(1)(A)	414	104,752	104,338
GBP	27,330	09/02/25	0.571%(A)	1 Day SONIA(1)(A)	(29)	122,729	122,758
GBP	26,640	09/09/25	0.628%(A)	1 Day SONIA(1)(A)	1,526	100,268	98,742
GBP	27,410	09/09/25	0.655%(A)	1 Day SONIA(1)(A)	(395)	93,290	93,685
GBP	29,640	09/23/25	0.855%(A)	1 Day SONIA(1)(A)	—	24,041	24,041
MXN	91,600	08/14/23	5.840%(M)	28 Day Mexican Interbank Rate(2)(M)	(157)	(37,032)	(36,875)
MXN	60,825	08/15/24	6.105%(M)	28 Day Mexican Interbank Rate(2)(M)	(110)	(44,283)	(44,173)
MXN	3,628	08/15/24	6.120%(M)	28 Day Mexican Interbank Rate(2)(M)	(6)	(2,569)	(2,563)
MXN	25,202	09/02/31	7.080%(M)	28 Day Mexican Interbank Rate(2)(M)	(82)	(30,932)	(30,850)
PLN	7,595	06/18/23	0.755%(A)	6 Month WIBOR(1)(S)	—	8,515	8,515
PLN	17,720	06/22/23	0.827%(S)	6 Month WIBOR(1)(S)	—	14,032	14,032
PLN	3,313	07/23/23	0.595%(A)	6 Month WIBOR(1)(S)	—	7,933	7,933
PLN	10,368	09/05/23	1.385%(A)	3 Month WIBOR(1)(Q)	—	8,066	8,066
PLN	10,835	09/07/26	1.688%(A)	6 Month WIBOR(1)(S)	—	20,977	20,977
	5,740	04/07/24	0.508%(S)	3 Month LIBOR(1)(Q)	—	(9,668)	(9,668)
	6,492	11/12/26	0.990%(S)	3 Month LIBOR(1)(Q)	—	39,541	39,541
	930	05/28/31	1.540%(S)	3 Month LIBOR(1)(Q)	—	(6,122)	(6,122)
	188	06/01/31	1.597%(S)	3 Month LIBOR(1)(Q)	—	(2,219)	(2,219)
					$1,161	$409,528	$408,367

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	2,122,975	04/01/23	1.420%(S)	1 Day CLOIS(1)(S)	$103,494	$—	$103,494	Bank of America, N.A.
CLP	2,122,975	05/28/23	1.650%(S)	1 Day CLOIS(2)(S)	(107,039)	—	(107,039)	Bank of America, N.A.
A72

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	181,156	12/15/26	2.559%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$63,845	$—	$63,845	Bank of America, N.A.
					$60,300	$—	$60,300

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Choice Hotels International, Inc.(Q)	3 Month LIBOR minus 20bps(Q)	BNP Paribas S.A.	11/15/21	(266)	$(25,141)	$—	$(25,141)
iBoxx USD Liquid High Yield Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	5,388	3,047	—	3,047
Patterson-UTI Energy, Inc.(Q)	3 Month LIBOR plus 10bps(Q)	BNP Paribas S.A.	7/06/22	(49)	1,612	—	1,612
Patterson-UTI Energy, Inc.(Q)	3 Month LIBOR(Q)	BNP Paribas S.A.	7/06/22	(98)	(959)	—	(959)
					$(21,441)	$—	$(21,441)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A73